UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2024

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 98.7%
Brazil | 7.9%
Dexco SA	388,808	$595,375
MercadoLibre, Inc. (*)	441	666,774
Pagseguro Digital Ltd., Class A (*)	144,390	2,061,889
PRIO SA	125,300	1,217,674
Rumo SA	129,644	575,403
TOTVS SA	301,000	1,703,230
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	258,252	429,957
		7,250,302
China | 23.4%
Airtac International Group	23,765	824,319
Alibaba Group Holding Ltd.	181,400	1,637,101
Autohome, Inc. ADR	21,068	552,403
Baidu, Inc., Class A (*)	44,850	587,379
China Tourism Group Duty Free Corp. Ltd., Class A	77,100	922,566
Chow Tai Seng Jewellery Co. Ltd., Class A	431,950	1,102,279
Foxconn Industrial Internet Co. Ltd., Class A	270,500	880,731
JD.com, Inc., Class A	39,959	543,613
Jiangsu King’s Luck Brewery JSC Ltd., Class A	66,200	543,972
Nexteer Automotive Group Ltd.	880,000	414,031
Ping An Insurance Group Co. of China Ltd., Class H	214,500	912,499
Shanghai Liangxin Electrical Co. Ltd., Class A	461,692	484,253
Shenzhen Inovance Technology Co. Ltd., Class A	158,490	1,320,752
Sungrow Power Supply Co. Ltd., Class A	50,392	719,829
Tencent Holdings Ltd.	71,200	2,778,558
Topsports International Holdings Ltd.	802,000	537,029
Trip.com Group Ltd. ADR (*)	48,775	2,140,735
Weibo Corp. ADR	31,227	283,853
Wuliangye Yibin Co. Ltd., Class A	67,900	1,441,894
Xiaomi Corp., Class B (*)	401,800	833,028
Yadea Group Holdings Ltd.	760,000	1,232,739
ZTO Express Cayman, Inc. ADR	43,887	918,994
		21,612,557
Hong Kong | 1.3%
Techtronic Industries Co. Ltd.	89,502	1,213,435
Hungary | 2.4%
Richter Gedeon Nyrt.	88,840	2,253,653
India | 11.5%
Bajaj Finance Ltd.	12,318	1,071,773
Description	Shares	Fair Value
HDFC Bank Ltd. ADR	38,797	$2,171,468
ICICI Bank Ltd. ADR	117,475	3,102,515
Jio Financial Services Ltd. (*)	59,101	251,096
Mphasis Ltd.	34,206	979,715
Reliance Industries Ltd.	67,780	2,421,655
UPL Ltd.	108,005	590,618
		10,588,840
Indonesia | 4.2%
Bank Central Asia Tbk PT	2,627,800	1,669,969
Bank Rakyat Indonesia Persero Tbk PT	5,775,249	2,207,405
		3,877,374
Macau | 1.6%
Sands China Ltd. (*)	532,400	1,501,477
Mexico | 4.4%
Arca Continental SAB de CV	77,700	848,022
Grupo Financiero Banorte SAB de CV, Class O	299,457	3,217,108
		4,065,130
Peru | 1.7%
Credicorp Ltd.	9,198	1,558,417
Philippines | 3.4%
BDO Unibank, Inc.	691,442	1,901,086
International Container Terminal Services, Inc.	221,139	1,269,138
		3,170,224
Poland | 1.6%
InPost SA (*)	97,897	1,508,772
South Africa | 4.0%
Capitec Bank Holdings Ltd.	15,642	1,730,835
Foschini Group Ltd.	130,822	687,425
Standard Bank Group Ltd.	130,723	1,278,976
		3,697,236

South Korea | 9.2%
CJ Logistics Corp.	6,491	576,929
Samsung Electronics Co. Ltd.	89,991	5,388,196
SK Hynix, Inc.	18,700	2,485,174
		8,450,299
Taiwan | 19.6%
ASE Technology Holding Co. Ltd.	338,289	1,642,517
Bizlink Holding, Inc.	140,078	1,125,675
Chroma ATE, Inc.	183,000	1,444,034
Hiwin Technologies Corp.	95,714	835,045
Lotes Co. Ltd.	45,687	1,983,252
MediaTek, Inc.	51,000	1,852,691

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
RichWave Technology Corp. (*)	106,000	$678,170
Sercomm Corp.	168,000	756,002
Taiwan Semiconductor Manufacturing Co. Ltd.	323,000	7,782,340
		18,099,726

United States | 2.5%
EPAM Systems, Inc. (*)	2,599	717,740
SharkNinja, Inc.	14,279	889,439
Tenaris SA ADR	18,664	732,935
		2,340,114

Total Common Stocks (Cost $67,410,508)		91,187,556

Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $1,218,553)	1,218,553	1,218,553

Total Investments | 100.0% (Cost $68,629,061)		$92,406,109
Cash and Other Assets in Excess of Liabilities | 0.0%		14,602
Net Assets | 100.0%		$92,420,711

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 99.8%
Brazil | 6.4%
Banco BTG Pactual SA	296,696	$2,155,089
Centrais Eletricas Brasileiras SA	97,200	808,159
MercadoLibre, Inc. (*)	1,074	1,623,845
NU Holdings Ltd., Class A (*)	110,031	1,312,670
Petroleo Brasileiro SA ADR	108,537	1,650,848
		7,550,611
Canada | 0.8%
Parex Resources, Inc.	55,039	879,291
China | 19.9%
Alibaba Group Holding Ltd. ADR	47,620	3,445,783
China Merchants Bank Co. Ltd., Class H	540,000	2,138,693
CSPC Pharmaceutical Group Ltd.	1,250,000	984,811
Innovent Biologics, Inc. (*)	208,000	1,003,826
JD.com, Inc. ADR	31,813	871,358
Li Ning Co. Ltd.	232,000	617,154
Midea Group Co. Ltd., Class A	166,700	1,489,463
NetEase, Inc. ADR	12,523	1,295,755
Shenzhen Inovance Technology Co. Ltd., Class A	133,499	1,112,494
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	26,700	1,035,223
Tencent Holdings Ltd.	125,792	4,908,994
Trip.com Group Ltd. ADR (*)	31,443	1,380,033
Weichai Power Co. Ltd., Class H	775,000	1,477,523
Yum China Holdings, Inc.	38,488	1,531,438
		23,292,548
France | 1.3%
Pernod Ricard SA ADR	46,114	1,491,327
Ghana | 0.7%
Kosmos Energy Ltd. (*)	145,658	868,122
Greece | 2.2%
National Bank of Greece SA (*)	190,247	1,489,462
OPAP SA	62,421	1,123,272
		2,612,734
Hong Kong | 1.0%
AIA Group Ltd.	172,600	1,158,317
India | 14.4%
HDFC Bank Ltd. ADR	51,065	2,858,108
Hindalco Industries Ltd.	162,513	1,092,085
ICICI Bank Ltd. ADR	70,719	1,867,689
ITC Ltd.	199,221	1,023,638
Larsen & Toubro Ltd.	46,364	2,092,914
Description	Shares	Fair Value
Macrotech Developers Ltd. (*)	102,207	$1,394,385
Reliance Industries Ltd.	97,172	3,471,778
Supreme Industries Ltd.	23,492	1,194,264
Tata Consultancy Services Ltd.	40,920	1,905,364
		16,900,225
Indonesia | 4.0%
Astra International Tbk PT	1,791,900	582,459
Bank Central Asia Tbk PT	2,683,800	1,705,557
Bank Mandiri Persero Tbk PT	3,224,900	1,476,383
Telkom Indonesia Persero Tbk. PT ADR	40,871	909,788
		4,674,187
Macau | 0.7%
Galaxy Entertainment Group Ltd.	159,000	799,264
Mexico | 5.6%
Arca Continental SAB de CV	104,845	1,144,283
Corp. Inmobiliaria Vesta SAB de CV ADR	29,415	1,154,245
Grupo Financiero Banorte SAB de CV, Class O	201,877	2,168,793
Kimberly-Clark de Mexico SAB de CV, Class A	357,574	861,843
Regional SAB de CV	123,400	1,218,772
		6,547,936
Peru | 0.8%
Credicorp Ltd.	5,557	941,522
Philippines | 2.5%
BDO Unibank, Inc.	430,149	1,182,674
International Container Terminal Services, Inc.	301,550	1,730,625
		2,913,299
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	45,259	0
Sberbank of Russia PJSC (¢)	213,889	0
		0
Saudi Arabia | 2.2%
Nahdi Medical Co.	18,239	719,817
Saudi National Bank	175,503	1,910,923
		2,630,740
South Africa | 4.3%
Anglo American PLC	60,471	1,494,256
Bidvest Group Ltd.	87,326	1,118,465
Capitec Bank Holdings Ltd.	10,621	1,175,246
Shoprite Holdings Ltd.	99,350	1,297,651
		5,085,618

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
South Korea | 11.1%
Kia Corp.	15,323	$1,274,920
LG Chem Ltd.	2,481	811,212
Samsung Electronics Co. Ltd.	78,723	4,713,526
Shinhan Financial Group Co. Ltd.	58,319	2,060,190
SK Hynix, Inc.	31,015	4,121,801
		12,981,649
Taiwan | 17.6%
ASE Technology Holding Co. Ltd.	329,000	1,597,416
Chailease Holding Co. Ltd.	279,240	1,496,421
CTBC Financial Holding Co. Ltd.	1,328,000	1,345,687
Eclat Textile Co. Ltd.	51,789	884,941
MediaTek, Inc.	73,000	2,651,890
Nien Made Enterprise Co. Ltd.	99,000	1,099,106
Taiwan Semiconductor Manufacturing Co. Ltd.	241,000	5,806,638
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	41,990	5,712,739
		20,594,838
United Arab Emirates | 1.9%
Abu Dhabi Ports Co. PJSC (*)	461,289	722,186
ADNOC Drilling Co. PJSC	1,432,426	1,548,788
		2,270,974
United Kingdom | 1.3%
Unilever PLC	3,227	161,960
Unilever PLC ADR	27,983	1,404,467
		1,566,427
United States | 1.1%
Freeport-McMoRan, Inc.	27,995	1,316,325
Total Common Stocks (Cost $97,880,863)		117,075,954
Short-Term Investments | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $788,099)	788,099	788,099
Total Investments | 100.5% (Cost $98,668,962)		$117,864,053
Liabilities in Excess of Cash and Other Assets | (0.5)%		(624,534)
Net Assets | 100.0%		$117,239,519

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 97.4%
Brazil | 2.8%
Banco do Brasil SA	72,100	$813,953
BB Seguridade Participacoes SA	40,600	263,252
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	10,300	173,946
Cia De Sanena Do Parana	114,600	594,776
EcoRodovias Infraestrutura e Logistica SA	16,500	26,812
Energisa SA	17,700	168,940
Klabin SA	32,100	161,671
PRIO SA	17,700	172,010
Telefonica Brasil SA	40,200	405,575
Vale SA	37,709	457,359
		3,238,294
Chile | 0.2%
Enel Chile SA ADR	68,443	208,751

China | 26.2%
Alibaba Group Holding Ltd.	310,500	2,802,204
Anker Innovations Technology Co. Ltd., Class A	10,000	105,927
ANTA Sports Products Ltd.	19,200	204,915
Baidu, Inc. ADR (*)	4,231	445,440
Bank of China Ltd., Class H	994,000	410,577
Bank of Shanghai Co. Ltd., Class A	257,100	238,785
Baoshan Iron & Steel Co. Ltd., Class A	562,100	503,201
Beijing New Building Materials PLC, Class A	43,500	172,204
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	52,800	117,363
Bosideng International Holdings Ltd.	234,000	116,959
BYD Co. Ltd., Class H	41,000	1,048,203
BYD Electronic International Co. Ltd.	43,000	158,788
China CITIC Bank Corp. Ltd., Class H	698,000	372,010
China Construction Bank Corp., Class H	1,859,000	1,122,117
China International Capital Corp. Ltd., Class H	188,800	223,874
China Longyuan Power Group Corp. Ltd., Class H	921,000	648,252
China Merchants Bank Co. Ltd., Class H	133,000	526,752
China Nonferrous Mining Corp. Ltd.	138,000	115,439
China Pacific Insurance Group Co. Ltd., Class H	78,800	138,145
China Resources Power Holdings Co. Ltd.	92,000	214,661
China Tower Corp. Ltd., Class H	2,356,000	268,836
China United Network Communications Ltd., Class A	242,800	154,880
Chongqing Changan Automobile Co., Ltd.	62,900	150,069
Description	Shares	Fair Value
Chow Tai Fook Jewellery Group Ltd.	80,400	$118,734
Contemporary Amperex Technology Co. Ltd., Class A	5,980	156,612
CSPC Pharmaceutical Group Ltd.	709,840	559,247
ENN Natural Gas Co. Ltd., Class A	74,097	196,483
Ganfeng Lithium Group Co. Ltd., Class H	98,800	302,926
H World Group Ltd., ADR	5,986	231,658
Haidilao International Holding Ltd.	181,000	409,362
Huaibei Mining Holdings Co. Ltd., Class A	74,500	168,843
Industrial & Commercial Bank of China Ltd., Class H	373,000	187,930
JD Logistics, Inc. (*)	258,700	264,048
JD.com, Inc., Class A	53,454	727,202
Jinan Acetate Chemical Co. Ltd.	6,102	170,860
Kanzhun, Ltd. ADR	13,801	241,932
KE Holdings, Inc. ADR	20,026	274,957
Kingdee International Software Group Co. Ltd. (*)	114,000	128,933
Kingnet Network Co. Ltd., Class A	106,300	164,611
Kuaishou Technology (*)	89,700	563,137
Kunlun Energy Co. Ltd.	352,000	293,920
Li Auto, Inc. ADR (*)	16,690	505,373
Lingyi iTech Guangdong Co., Class A	315,100	237,677
Meihua Holdings Group Co. Ltd., Class A	121,800	169,665
Meitu, Inc.	370,000	155,339
Meituan, Class B (*)	72,370	894,011
MINISO Group Holding Ltd. ADR	13,673	280,296
NetEase, Inc.	59,300	1,232,364
New Oriental Education & Technology Group, Inc. ADR (*)	5,813	504,685
PDD Holdings, Inc., ADR (*)	10,509	1,221,671
People’s Insurance Co. Group of China Ltd., Class H	1,309,000	418,128
PetroChina Co. Ltd., Class H	494,000	422,557
PICC Property & Casualty Co. Ltd., Class H	292,000	385,031
Ping An Insurance Group Co. of China Ltd., Class H	84,500	359,469
Satellite Chemical Co. Ltd., Class A (*)	106,500	251,349
Shanghai Aiko Solar Energy Co. Ltd., Class A	61,200	115,793
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,400	248,143
Shenzhen Sinexcel Electric Co. Ltd., Class A	35,200	144,937
Sungrow Power Supply Co. Ltd., Class A	18,700	267,122
Sunny Optical Technology Group Co. Ltd.	76,800	392,797
Suofeiya Home Collection Co. Ltd. Class A	66,600	141,956
Tencent Holdings Ltd.	108,200	4,222,471
Tencent Music Entertainment Group ADR (*)	23,665	264,811

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Tian Di Science & Technology Co. Ltd., Class A	290,300	$273,110
Tongcheng Travel Holdings Ltd. (*)	97,200	256,770
Trip.com Group Ltd. ADR (*)	6,134	269,221
Vipshop Holdings Ltd. ADR	23,384	387,005
Weichai Power Co. Ltd., Class H	113,000	215,432
Xiaomi Corp., Class B (*)	353,000	731,853
Yihai International Holding Ltd.	144,000	272,682
Yum China Holdings, Inc.	1,868	74,328
ZBOM Home Collection Co. Ltd., Class A	77,840	174,869
		30,911,911
Colombia | 0.2%
Bancolombia SA ADR	7,289	249,430
Egypt | 0.1%
Commercial International Bank - Egypt (CIB) GDR	100,188	159,700
Greece | 0.6%
Danaos Corp.	2,280	164,616
National Bank of Greece SA (*)	49,381	386,608
Piraeus Financial Holdings SA (*)	45,481	190,077
		741,301
Hungary | 0.1%
Richter Gedeon Nyrt.	5,459	138,481
India | 17.2%
Adani Enterprises Ltd.	2,856	109,991
Adani Green Energy Ltd. (*)	4,812	106,536
Adani Ports & Special Economic Zone Ltd.	24,862	401,718
Angel One Ltd.	5,523	201,896
Axis Bank Ltd. GDR	3,190	201,909
Bajaj Finance Ltd.	1,660	144,434
Bajaj Finserv Ltd.	12,356	244,010
Bank of Baroda	143,629	454,911
BEML Ltd.	6,927	264,539
Birlasoft Ltd.	24,870	222,073
Britannia Industries Ltd.	6,213	365,913
Can Fin Homes Ltd.	15,988	144,382
Ceat Ltd.	6,991	224,957
Chennai Petroleum Corp. Ltd.	10,391	113,003
Cipla Ltd.	61,776	1,108,689
Coforge Ltd.	2,959	195,328
Dr Reddy’s Laboratories Ltd. ADR	19,412	1,423,870
HCL Technologies Ltd.	45,851	848,939
HDFC Bank Ltd. ADR	4,277	239,384
Hindustan Aeronautics Ltd.	17,629	705,991
ICICI Bank Ltd. ADR	38,344	1,012,665
Description	Shares	Fair Value
Indiabulls Housing Finance Ltd.	79,680	$160,884
Infibeam Avenues Ltd.	423,729	173,351
Infosys Ltd. ADR	25,763	461,931
Jindal Stainless Ltd.	33,735	281,650
Jio Financial Services Ltd. (*)	22,782	96,791
Jupiter Wagons Ltd.	14,758	66,253
Karur Vysya Bank Ltd.	105,950	232,705
KPIT Technologies Ltd.	8,747	156,288
Larsen & Toubro Ltd. GDR	9,136	413,719
LIC Housing Finance Ltd.	87,492	641,144
Life Insurance Corp. of India	54,402	600,488
Manappuram Finance Ltd.	257,609	535,983
Motilal Oswal Financial Services Ltd.	10,909	218,151
Nestle India Ltd.	10,650	335,288
NMDC Steel Ltd. (*)	280,292	183,916
Oil & Natural Gas Corp. Ltd.	74,884	240,759
Piramal Enterprises Ltd.	16,608	169,321
PTC India Ltd.	72,183	161,036
Reliance Industries Ltd. GDR (#)	10,761	768,131
Shriram Finance Ltd.	10,864	307,529
Sonata Software Ltd.	25,912	224,995
State Bank of India GDR	17,400	1,578,523
Sun Pharmaceutical Industries Ltd.	41,889	814,034
Tata Communications Ltd.	14,313	345,105
Tata Consultancy Services Ltd.	13,287	618,685
Tata Motors Ltd.	51,667	615,291
Torrent Pharmaceuticals Ltd.	5,297	165,188
Union Bank of India Ltd.	318,035	585,589
Varun Beverages Ltd.	10,174	170,837
Vedanta Ltd.	74,721	244,306
		20,303,009
Indonesia | 2.3%
Bank Mandiri Persero Tbk PT	3,295,200	1,508,566
Bank Rakyat Indonesia Persero Tbk PT	2,692,300	1,029,046
Telkom Indonesia Persero Tbk. PT ADR	6,411	142,709
		2,680,321
Malaysia | 1.3%
CIMB Group Holdings Bhd.	854,300	1,186,681
IJM Corp. Bhd.	252,500	129,268
My EG Services Bhd	989,100	165,470
Scientex Bhd.	73,500	64,088
		1,545,507
Mexico | 3.3%
Arca Continental SAB de CV	83,800	914,597
Cemex SAB de CV (*)	524,600	473,625

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Coca-Cola Femsa SAB de CV ADR	11,229	$1,091,459
Fibra Uno Administracion SA de CV REIT	271,300	452,318
Kimberly-Clark de Mexico SAB de CV, Class A	243,500	586,896
Southern Copper Corp.	3,392	361,316
		3,880,211
Philippines | 0.8%
International Container Terminal Services, Inc.	123,490	708,721
Metropolitan Bank & Trust Co.	201,380	234,049
		942,770
Poland | 1.4%
Benefit Systems SA	203	143,856
Budimex SA	969	169,754
KGHM Polska Miedz SA	6,393	182,848
Orange Polska SA	118,437	240,341
ORLEN SA	37,753	614,696
PGE Polska Grupa Energetyczna SA (*)	77,193	139,066
Powszechna Kasa Oszczednosci Bank Polski SA	8,398	124,638
		1,615,199
Qatar | 0.3%
Ooredoo QPSC	106,827	311,016
Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PAO GDR (*), (¢)	9,589	0
		0
Saudi Arabia | 3.4%
Alinma Bank	19,533	228,198
Almarai Co. JSC	6,778	103,375
Astra Industrial Group	6,208	314,175
Banque Saudi Fransi	22,487	233,687
Co. for Cooperative Insurance	2,142	92,571
Elm Co.	1,816	464,352
Etihad Etisalat Co.	28,161	394,879
Leejam Sports Co. JSC	6,240	363,543
National Agriculture Development Co. (*)	13,783	108,780
National Medical Care Co.	5,975	297,882
Riyadh Cables Group Co.	17,430	469,451
Saudi Arabian Mining Co. (*)	17,545	236,254
Saudi Arabian Oil Co.	61,789	506,600
Saudi Awwal Bank	10,514	116,349
Saudi Basic Industries Corp.	6,009	125,132
		4,055,228
South Africa | 1.9%
Description	Shares	Fair Value
African Rainbow Minerals Ltd.	17,583	$152,376
FirstRand Ltd.	75,730	246,823
Gold Fields Ltd. ADR	24,530	389,781
Harmony Gold Mining Co. Ltd. ADR	38,332	313,172
Mr Price Group Ltd.	25,726	235,965
Naspers Ltd., N Shares	1,365	241,322
Sappi Ltd.	153,052	406,028
Standard Bank Group Ltd.	24,309	237,836
		2,223,303
South Korea | 13.4%
BNK Financial Group, Inc.	22,501	133,146
Chong Kun Dang Pharmaceutical Corp.	2,330	196,462
CJ CheilJedang Corp.	698	151,428
DB Insurance Co. Ltd.	6,422	460,068
Dongjin Semichem Co. Ltd.	5,546	192,071
Doosan Bobcat, Inc.	10,273	412,238
Hana Financial Group, Inc.	15,633	684,157
Hanwha Aerospace Co. Ltd.	4,606	711,384
HMM Co. Ltd.	13,902	162,693
Hyundai Marine & Fire Insurance Co. Ltd.	13,519	309,846
Hyundai Rotem Co. Ltd.	15,967	408,064
JB Financial Group Co. Ltd.	11,610	112,264
KB Financial Group, Inc.	25,845	1,344,414
Kia Corp.	21,062	1,752,422
KIWOOM Securities Co. Ltd.	1,290	118,190
LG Chem Ltd.	1,989	650,343
LG Electronics, Inc.	2,440	175,499
Mirae Asset Securities Co. Ltd.	16,710	100,943
Orion Corp.	2,070	141,031
POSCO Holdings, Inc.	1,134	354,748
Samsung C&T Corp.	2,021	240,429
Samsung Electronics Co. Ltd. GDR	3,215	4,779,253
Samsung Fire & Marine Insurance Co. Ltd.	1,053	240,988
Samsung Life Insurance Co. Ltd.	3,384	240,107
SK Hynix, Inc.	3,955	525,608
SK Telecom Co. Ltd.	6,516	258,001
Woori Financial Group, Inc.	83,528	903,937
		15,759,734
Taiwan | 17.7%
Accton Technology Corp.	48,000	687,808
Advantech Co. Ltd.	14,797	188,349
Airoha Technology Corp.	11,000	210,060
Alchip Technologies Ltd.	3,000	296,790
Asia Vital Components Co. Ltd.	20,000	339,689
ASMedia Technology, Inc.	4,000	289,168
Asustek Computer, Inc.	19,000	251,812
Chicony Electronics Co. Ltd.	82,000	567,907

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Delta Electronics, Inc.	144,000	$1,542,823
Elan Microelectronics Corp.	43,000	215,673
Eva Airways Corp.	345,000	340,602
Global Unichip Corp.	3,000	114,393
Hon Hai Precision Industry Co. Ltd.	81,000	393,590
International Games System Co. Ltd.	21,000	738,314
ITE Technology, Inc.	52,000	286,833
Lite-On Technology Corp.	62,000	205,400
Lotes Co. Ltd.	5,000	217,048
MediaTek, Inc.	60,000	2,179,636
Novatek Microelectronics Corp.	32,000	589,603
Quanta Computer, Inc.	32,000	280,439
Realtek Semiconductor Corp.	30,000	522,856
Sunonwealth Electric Machine Industry Co. Ltd.	92,000	378,138
Taiwan Semiconductor Manufacturing Co. Ltd.	371,000	8,938,849
Tong Yang Industry Co. Ltd.	112,000	437,510
Wistron Corp.	50,000	188,346
Wiwynn Corp.	7,000	479,278
		20,880,914
Thailand | 1.9%
Bumrungrad Hospital PCL (‡)	51,200	312,918
Krung Thai Bank PCL NVDR	949,100	437,348
PTT Exploration & Production PCL	214,700	882,631
PTT PCL NVDR	382,200	350,941
TMBThanachart Bank PCL NVDR	4,279,000	213,635
		2,197,473
Turkey | 0.9%
Akbank TAS	152,462	220,736
Turk Hava Yollari AO (*)	20,714	190,765
Turkcell Iletisim Hizmetleri AS	82,386	174,224
Turkiye Garanti Bankasi AS	108,164	239,205
Turkiye Is Bankasi AS, Class C	713,786	248,116
		1,073,046
United Arab Emirates | 1.4%
Abu Dhabi Islamic Bank PJSC	103,396	307,485
ADNOC Logistics & Services	189,391	208,940
Aldar Properties PJSC	161,690	243,039
Emaar Development PJSC	87,595	195,620
Emaar Properties PJSC	204,242	453,165
Emirates NBD Bank PJSC	58,747	276,825
		1,685,074
Total Common Stocks (Cost $102,519,362)		114,800,673
Description	Shares	Fair Value
Preferred Stocks | 1.1%
Brazil | 1.1%
Petroleo Brasileiro SA (Cost $937,491)	180,939	$1,347,825
Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $1,308,076)	1,308,076	1,308,076
Total Investments | 99.6% (Cost $104,764,929)		$117,456,574
Cash and Other Assets in Excess of Liabilities | 0.4%		457,653
Net Assets | 100.0%		$117,914,227

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 97.5%
Brazil | 10.8%
Banco do Brasil SA	5,742,126	$64,824,176
BB Seguridade Participacoes SA	9,566,817	62,031,521
CCR SA	11,099,417	30,584,588
Engie Brasil Energia SA	2,491,300	19,998,353
Petroleo Brasileiro SA ADR	3,377,778	51,376,003
Vale SA ADR	2,494,703	30,410,430
Vibra Energia SA	6,530,500	32,565,260
		291,790,331
Chile | 0.9%
Sociedad Quimica y Minera de Chile SA ADR	468,317	23,022,464
China | 24.7%
Alibaba Group Holding Ltd. ADR	362,070	26,199,385
Anhui Conch Cement Co. Ltd., Class H	10,972,451	22,847,482
China Construction Bank Corp., Class H	118,715,224	71,658,104
China Medical System Holdings Ltd.	13,077,000	13,737,435
China Merchants Bank Co. Ltd., Class H	7,592,494	30,070,402
China Shenhua Energy Co. Ltd., Class H	5,506,610	21,648,268
China Vanke Co. Ltd., Class H	15,298,449	10,607,187
ENN Natural Gas Co. Ltd., Class A	7,988,953	21,184,310
Gree Electric Appliances, Inc. of Zhuhai, Class A	7,263,276	39,399,827
Hengan International Group Co. Ltd.	8,907,500	28,070,712
Huayu Automotive Systems Co. Ltd., Class A	10,580,148	24,096,348
JD.com, Inc. ADR	877,787	24,042,586
Lenovo Group Ltd.	54,372,000	63,026,859
Midea Group Co. Ltd., Class A	4,677,899	41,797,000
NetEase, Inc. ADR	192,784	19,947,361
Ping An Insurance Group Co. of China Ltd., Class H	7,520,000	31,990,646
Sinopharm Group Co. Ltd., Class H	17,930,814	45,993,423
Tencent Holdings Ltd.	729,000	28,448,999
Tingyi Cayman Islands Holding Corp.	31,570,000	34,611,072
Want Want China Holdings Ltd.	32,449,000	19,154,673
Weichai Power Co. Ltd., Class H	26,218,288	49,984,664
		668,516,743
Egypt | 0.7%
Commercial International Bank - Egypt (CIB) GDR	11,941,523	19,034,573
Greece | 1.8%
National Bank of Greece SA (*)	3,660,314	28,656,954
OPAP SA	1,060,222	19,078,791
		47,735,745
Description	Shares	Fair Value
Hong Kong | 0.9%
ASMPT Ltd.	2,014,400	$25,352,240
Hungary | 3.0%
MOL Hungarian Oil & Gas PLC	3,196,958	25,923,027
OTP Bank Nyrt	1,220,586	56,176,056
		82,099,083
India | 6.2%
Axis Bank Ltd.	1,897,093	23,868,380
Hindalco Industries Ltd.	2,615,123	17,573,584
Indus Towers Ltd. (*)	15,322,024	53,516,737
Infosys Ltd. ADR	1,484,967	26,625,458
Tata Consultancy Services Ltd.	463,803	21,596,127
UPL Ltd.	4,628,366	25,309,894
		168,490,180
Indonesia | 4.3%
Astra International Tbk PT	87,287,800	28,373,007
Bank Mandiri Persero Tbk PT	86,877,684	39,773,230
Telkom Indonesia Persero Tbk PT ADR	1,244,181	27,695,469
United Tractors Tbk PT	13,362,700	20,376,930
		116,218,636
Mexico | 6.1%
America Movil SAB de CV ADR	1,794,482	33,485,034
Grupo Aeroportuario del Pacifico SAB de CV ADR	128,543	20,974,361
Grupo Financiero Banorte SAB de CV, Class O	3,148,437	33,824,097
Grupo Mexico SAB de CV, Series B	4,140,285	24,525,368
Kimberly-Clark de Mexico SAB de CV, Class A	13,914,695	33,537,919
Ternium SA ADR	431,823	17,972,473
		164,319,252
Portugal | 2.1%
Galp Energia SGPS SA	3,446,343	57,047,216
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (¢)	13,596,421	13
		18
South Africa | 7.8%
Anglo American PLC	932,873	23,051,564
Bidvest Group Ltd.	2,028,492	25,980,765
Life Healthcare Group Holdings Ltd.	30,134,890	27,350,897
Nedbank Group Ltd.	3,435,738	41,481,045
Sanlam Ltd.	8,762,419	32,116,040
Standard Bank Group Ltd.	3,030,920	29,654,098
Vodacom Group Ltd.	6,015,717	31,285,582
		210,919,991

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
South Korea | 11.2%
Coway Co. Ltd.	526,982	$22,048,170
Doosan Bobcat, Inc.	249,183	9,999,292
Hyundai Mobis Co. Ltd.	148,674	28,888,483
KB Financial Group, Inc.	912,906	47,487,859
Kia Corp.	214,685	17,862,445
KT Corp.	1,230,012	34,681,744
KT&G Corp.	285,901	19,902,265
Samsung Electronics Co. Ltd.	482,287	28,876,850
Shinhan Financial Group Co. Ltd.	1,322,263	46,710,548
SK Hynix, Inc.	343,000	45,583,680
		302,041,336
Taiwan | 14.0%
ASE Technology Holding Co. Ltd.	15,459,000	75,059,120
Globalwafers Co. Ltd.	1,485,000	25,756,515
Hon Hai Precision Industry Co. Ltd.	6,324,425	30,731,205
MediaTek, Inc.	1,462,000	53,110,458
Novatek Microelectronics Corp.	1,909,000	35,173,530
Taiwan Semiconductor Manufacturing Co. Ltd.	5,173,913	124,659,906
Yageo Corp.	1,749,000	32,484,628
		376,975,362
Thailand | 1.7%
Kasikornbank PCL	6,279,054	21,343,177
PTT Exploration & Production PCL	5,680,400	23,352,107
		44,695,284
United Kingdom | 1.3%
Unilever PLC	721,438	36,208,288
Total Common Stocks (Cost $2,328,007,211)		2,634,466,742
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $56,992,157)	56,992,157	56,992,157
Total Investments | 99.6% (Cost $2,384,999,368)		$2,691,458,899
Cash and Other Assets in Excess of Liabilities | 0.4%		10,637,339
Net Assets | 100.0%		$2,702,096,238

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 93.6%
Germany | 7.3%
Fresenius Medical Care AG	154,174	$5,929,390
Knorr-Bremse AG	92,039	6,961,232
		12,890,622
Ireland | 4.1%
Kerry Group PLC, Class A	83,125	7,134,205
Italy | 9.1%
Nexi SpA (*)	1,679,198	10,648,270
Snam SpA	1,148,016	5,418,764
		16,067,034
Luxembourg | 3.7%
SES SA	985,230	6,565,867
United Kingdom | 17.5%
National Grid PLC	788,039	10,601,856
Reckitt Benckiser Group PLC	47,294	2,690,507
Rentokil Initial PLC	594,891	3,550,130
Severn Trent PLC	226,134	7,056,518
United Utilities Group PLC	533,399	6,935,615
		30,834,626
United States | 51.9%
Cisco Systems, Inc.	75,461	3,766,259
Cognizant Technology Solutions Corp., Class A	72,615	5,321,953
CVS Health Corp.	152,549	12,167,308
DENTSPLY SIRONA, Inc.	185,010	6,140,482
eBay, Inc.	166,914	8,809,721
Exelon Corp.	27,573	1,035,918
Ferrovial SE	91,181	3,608,656
Fiserv, Inc. (*)	44,204	7,064,683
H&R Block, Inc.	217,111	10,662,321
Henry Schein, Inc. (*)	93,720	7,077,734
International Game Technology PLC	473,137	10,688,165
Kraft Heinz Co.	72,301	2,667,907
Omnicom Group, Inc.	111,020	10,742,295
Visa, Inc., A Shares	6,460	1,802,857
		91,556,259
Total Common Stocks (Cost $158,164,091)		165,048,613

Preferred Stocks | 3.8%
Germany | 3.8%
Henkel AG & Co. KGaA (Cost $6,217,970)	84,660	6,803,898
Description	Shares	Fair Value
Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $4,389,728)	4,389,728	$4,389,728
Total Investments | 99.9% (Cost $168,771,789)		$176,242,239
Cash and Other Assets in Excess of Liabilities | 0.1%		149,169
Net Assets | 100.0%		$176,391,408

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 98.7%
Australia | 0.8%
Computershare Ltd.	51,305	$873,091
Canada | 4.9%
Dollarama, Inc.	18,474	1,407,354
National Bank of Canada	25,865	2,177,965
Toromont Industries Ltd.	15,525	1,493,990
		5,079,309
China | 2.4%
NXP Semiconductors NV	6,751	1,672,696
Tencent Holdings Ltd.	22,323	871,148
		2,543,844
Denmark | 0.8%
Carlsberg AS, Class B	5,812	796,320
Finland | 0.8%
Kone OYJ, Class B	18,028	838,559
France | 4.4%
Legrand SA	8,319	880,133
LVMH Moet Hennessy Louis Vuitton SE	1,715	1,551,110
Pernod Ricard SA	5,011	810,225
Thales SA	7,876	1,342,673
		4,584,141
Germany | 0.8%
Merck KGaA	4,806	848,202
Hong Kong | 0.7%
AIA Group Ltd.	101,383	680,380
India | 1.1%
HDFC Bank Ltd. ADR	19,720	1,103,728
Japan | 3.2%
FANUC Corp.	33,700	942,552
Kadokawa Corp.	36,800	645,691
Nintendo Co. Ltd.	22,200	1,215,070
Shimano, Inc.	3,900	582,363
		3,385,676
Netherlands | 3.2%
ASM International NV	2,132	1,298,826
Wolters Kluwer NV	13,397	2,098,085
		3,396,911
Spain | 1.3%
Industria de Diseno Textil SA	26,373	1,328,061
Sweden | 2.8%
Assa Abloy AB, Class B	24,629	706,478
Description	Shares	Fair Value
Epiroc AB, Class A	54,886	$1,034,903
Hexagon AB, B Shares	104,442	1,236,287
		2,977,668
Switzerland | 3.1%
ABB Ltd.	40,516	1,880,456
Partners Group Holding AG	983	1,404,669
		3,285,125
Taiwan | 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,864	2,430,397
United Kingdom | 6.5%
Coca-Cola Europacific Partners PLC	19,439	1,359,758
Diageo PLC	30,981	1,144,147
RELX PLC	58,985	2,554,693
Unilever PLC	33,823	1,698,461
		6,757,059
United States | 59.6%
Accenture PLC, Class A	7,686	2,664,044
Alphabet, Inc., Class A (*)	28,978	4,373,650
Amazon.com, Inc. (*)	22,522	4,062,518
Amphenol Corp., Class A	13,800	1,591,830
Aon PLC, Class A	6,329	2,112,114
Avery Dennison Corp.	4,232	944,794
Bank of America Corp.	32,519	1,233,121
Booz Allen Hamilton Holding Corp.	16,895	2,507,894
BRP, Inc.	10,086	677,215
Charles Schwab Corp.	20,755	1,501,417
Coca-Cola Co.	27,327	1,671,866
Danaher Corp.	7,842	1,958,304
Deere & Co.	2,641	1,084,764
Estee Lauder Cos., Inc., Class A	6,197	955,268
Intercontinental Exchange, Inc.	15,621	2,146,794
IQVIA Holdings, Inc. (*)	8,768	2,217,340
Johnson & Johnson	11,840	1,872,970
McDonald’s Corp.	4,692	1,322,909
Microsoft Corp.	12,485	5,252,689
Motorola Solutions, Inc.	6,336	2,249,153
NIKE, Inc., Class B	9,549	897,415
Procter & Gamble Co.	10,183	1,652,192
PTC, Inc. (*)	8,759	1,654,925
Rockwell Automation, Inc.	4,156	1,210,767
S&P Global, Inc.	4,125	1,754,981
Sysco Corp.	9,854	799,948
Texas Instruments, Inc.	8,797	1,532,525
Thermo Fisher Scientific, Inc.	3,994	2,321,353

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
TopBuild Corp. (*)	3,085	1,359,652
UnitedHealth Group, Inc.	2,631	1,301,556
Visa, Inc., A Shares	8,288	2,313,015
Warner Music Group Corp., Class A	16,248	536,509
Wells Fargo & Co.	25,579	1,482,559
Zoetis, Inc.	7,481	1,265,860
		62,483,911
Total Common Stocks (Cost $65,254,399)		103,392,382
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $1,272,011)	1,272,011	1,272,011
Total Investments | 99.9% (Cost $66,526,410)		$104,664,393
Cash and Other Assets in Excess of Liabilities | 0.1%		154,004
Net Assets | 100.0%		$104,818,397

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 92.0%
Australia | 5.4%
Atlas Arteria Ltd. (^)	83,962,746	$291,647,170
Transurban Group	21,855,042	189,987,742
		481,634,912
Canada | 2.2%
Algonquin Power & Utilities Corp.	30,786,363	194,552,632
France | 5.3%
Eutelsat Communications SACA (*)	13,575,587	59,184,906
Vinci SA	3,271,805	419,078,393
		478,263,299
Hong Kong | 4.4%
CK Infrastructure Holdings Ltd.	25,246,500	147,745,190
Power Assets Holdings Ltd.	41,668,265	243,849,044
		391,594,234
Italy | 14.7%
Hera SpA	71,933,603	253,459,761
Italgas SpA (^)	41,420,708	241,308,325
Snam SpA	85,822,759	405,093,018
Terna - Rete Elettrica Nazionale	49,753,518	412,604,502
		1,312,465,606
Luxembourg | 1.6%
SES SA (^)	21,121,589	140,760,576
Portugal | 0.7%
REN - Redes Energeticas Nacionais SGPS SA	29,065,003	68,976,346
Spain | 1.2%
Atlantica Sustainable Infrastructure PLC	5,728,606	105,864,639
Switzerland | 2.1%
Flughafen Zurich AG	831,615	188,631,659
United Kingdom | 18.5%
National Grid PLC	53,180,129	715,457,080
Pennon Group PLC (^)	15,739,198	128,767,403
Severn Trent PLC	12,880,451	401,934,826
United Utilities Group PLC	31,330,320	407,378,032
		1,653,537,341
United States | 35.9%
American Electric Power Co., Inc.	4,665,915	401,735,281
CSX Corp.	10,407,836	385,818,481
Exelon Corp.	18,984,188	713,235,943
Ferrovial SE	18,500,635	732,196,741
Norfolk Southern Corp.	1,608,819	410,039,699
Pinnacle West Capital Corp.	3,905,028	291,822,742
Description	Shares	Fair Value
PPL Corp.	9,930,500	$273,386,665
		3,208,235,552
Total Common Stocks (Cost $7,523,859,993)		8,224,516,796
Short-Term Investments | 7.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $640,953,530)	640,953,530	640,953,530
Total Investments | 99.2% (Cost $8,164,813,523) (»)		$8,865,470,326
Cash and Other Assets in Excess of Liabilities | 0.8%		74,346,892
Net Assets | 100.0%		$8,939,817,218

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	54,409,143	USD	35,642,336	HSB	06/26/24	$—	$103,306
USD	61,350,938	AUD	93,788,696	BNP	06/26/24	89,924	—
USD	109,958,494	AUD	168,234,120	CIT	06/26/24	71,128	—
USD	122,218,622	AUD	186,950,091	HSB	06/26/24	106,336	—
USD	98,596,462	AUD	150,725,237	MSC	06/26/24	145,570	—
USD	119,332,911	AUD	182,563,928	SSB	06/26/24	85,585	—
USD	5,857,308	CAD	7,936,858	BNP	06/26/24	—	9,254
USD	63,056,845	CAD	85,457,915	CIT	06/26/24	—	109,736
USD	6,821,490	CAD	9,242,744	HSB	06/26/24	—	10,323
USD	20,161,730	CAD	27,361,657	HSB	06/26/24	—	62,755
USD	38,171,730	CAD	51,721,014	MSC	06/26/24	—	58,078
USD	52,571,640	CAD	71,231,943	SCB	06/26/24	—	79,754
USD	38,240,955	CHF	33,628,905	BNP	06/26/24	603,236	—
USD	15,068,214	CHF	13,393,344	SCB	06/26/24	78,284	—
USD	62,146,175	CHF	54,650,103	SCB	06/26/24	981,374	—
USD	72,199,610	CHF	63,488,005	SSB	06/26/24	1,143,364	—
USD	338,978,629	EUR	311,045,214	BNP	06/26/24	2,260,849	—
USD	438,466,213	EUR	402,598,695	CAN	06/26/24	2,638,453	—
USD	413,609,425	EUR	379,821,981	CIT	06/26/24	2,438,288	—
USD	380,501,000	EUR	349,403,399	HSB	06/26/24	2,259,087	—
USD	373,795,240	EUR	343,204,717	MEL	06/26/24	2,263,626	—
USD	350,195,802	EUR	321,547,230	RBC	06/26/24	2,109,207	—
USD	412,952,063	EUR	379,251,752	SSB	06/26/24	2,398,220	—
USD	179,775,578	GBP	141,628,060	CAN	06/26/24	941,104	—
USD	584,021,572	GBP	459,866,747	HSB	06/26/24	3,345,485	—
USD	224,515,407	GBP	176,771,258	MSC	06/26/24	1,305,438	—
USD	365,032,260	GBP	287,543,579	RBC	06/26/24	1,949,517	—
USD	282,079,130	GBP	222,226,789	SSB	06/26/24	1,472,231	—
USD	89,587,916	HKD	699,287,435	BNP	06/26/24	30,736	—
USD	41,324,467	HKD	322,496,144	HSB	06/26/24	22,645	—
USD	101,578,686	HKD	792,781,015	MSC	06/26/24	47,859	—
USD	31,162,585	HKD	243,192,810	SCB	06/26/24	17,077	—
USD	134,579,335	HKD	1,050,223,487	SSB	06/26/24	78,057	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$28,882,680	$433,206

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 97.9%
Australia | 0.9%
Steadfast Group Ltd.	26,808	$102,909
Canada | 4.3%
Canadian Pacific Kansas City Ltd.	1,810	159,587
Toromont Industries Ltd.	1,743	167,731
Trisura Group Ltd. (*)	5,452	167,639
		494,957
Denmark | 4.3%
Novo Nordisk AS, Class B	3,853	493,554
France | 1.4%
Pernod Ricard SA	1,009	163,144
Germany | 5.5%
Continental AG	1,178	85,027
Gerresheimer AG	1,920	216,233
Hensoldt AG	2,107	98,652
MTU Aero Engines AG	708	179,649
Schott Pharma AG & Co. KGaA	1,363	58,235
		637,796
Greece | 1.0%
National Bank of Greece SA (*)	14,617	114,438
Israel | 4.1%
Tel Aviv Stock Exchange Ltd.	35,273	238,013
Wix.com Ltd. (*)	1,672	229,867
		467,880
Italy | 2.7%
BFF Bank SpA	13,979	187,007
Ryanair Holdings PLC ADR	822	119,675
		306,682
Japan | 9.0%
BayCurrent Consulting, Inc.	5,500	107,849
FANUC Corp.	6,100	170,610
Kadokawa Corp.	8,200	143,877
Mitsubishi Electric Corp.	6,900	115,654
Nippon Sanso Holdings Corp.	6,100	191,498
Renesas Electronics Corp.	10,900	195,092
Zuken, Inc.	3,600	105,640
		1,030,220
Mexico | 1.3%
Arca Continental SAB de CV	13,600	148,431
Netherlands | 2.1%
ASML Holding NV	247	237,141
Description	Shares	Fair Value
Norway | 1.0%
Borregaard ASA	6,669	$116,221
Sweden | 1.0%
Munters Group AB	6,193	111,050
Switzerland | 1.0%
VAT Group AG	229	118,439
Taiwan | 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	361,409
United Kingdom | 3.5%
JD Sports Fashion PLC	82,718	140,246
RELX PLC	6,157	266,665
		406,911
United States | 51.7%
Accenture PLC, Class A	599	207,619
Alphabet, Inc., Class A (*)	3,304	498,673
Amphenol Corp., Class A	2,137	246,503
Analog Devices, Inc.	794	157,045
Applied Materials, Inc.	1,352	278,823
Broadcom, Inc.	159	210,740
Chubb Ltd.	681	176,468
Datadog, Inc., Class A (*)	1,216	150,298
Intercontinental Exchange, Inc.	1,701	233,768
IQVIA Holdings, Inc. (*)	1,368	345,953
Marsh & McLennan Cos., Inc.	1,496	308,146
Microsoft Corp.	1,462	615,093
NVIDIA Corp.	571	515,933
Onto Innovation, Inc. (*)	949	171,845
S&P Global, Inc.	795	338,233
Synopsys, Inc. (*)	338	193,167
Take-Two Interactive Software, Inc. (*)	712	105,725
Thermo Fisher Scientific, Inc.	560	325,478
Titan Cement International SA	4,012	114,944
UnitedHealth Group, Inc.	229	113,286
Verra Mobility Corp. (*)	4,786	119,506
Visa, Inc., A Shares	697	194,519
Watsco, Inc. NA	284	122,679
Zoetis, Inc.	1,185	200,514
		5,944,958
Total Common Stocks (Cost $9,392,092)		11,256,140

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $280,409)	280,409	$280,409
Total Investments | 100.3% (Cost $9,672,501)		$11,536,549
Liabilities in Excess of Cash and Other Assets | (0.3)%		(38,681)
Net Assets | 100.0%		$11,497,868

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 96.7%
Australia | 4.4%
Aristocrat Leisure Ltd.	6,240	$174,870
BlueScope Steel Ltd.	4,242	66,007
Brambles Ltd.	21,490	226,593
Cettire Ltd. (*)	6,380	16,841
Cochlear Ltd.	379	83,367
Fortescue Ltd.	5,903	98,918
Northern Star Resources Ltd.	5,084	48,527
Perseus Mining Ltd.	56,289	79,738
Qantas Airways Ltd. (*)	17,606	62,597
Ramelius Resources Ltd.	22,504	27,593
Westgold Resources Ltd.	15,515	26,717
		911,768
Austria | 0.2%
Raiffeisen Bank International AG	2,505	50,028
Belgium | 0.3%
Colruyt Group NV	1,336	61,617
Brazil | 0.2%
Cia De Sanena Do Parana	4,100	21,279
Vale SA	1,400	16,980
		38,259
Canada | 7.9%
Air Canada (*)	2,635	38,147
Brookfield Corp.	1,864	77,997
CGI, Inc. (*)	1,956	215,795
Constellation Software, Inc.	136	371,489
Dollarama, Inc.	3,370	256,728
Fairfax Financial Holdings Ltd.	114	122,883
Kinross Gold Corp.	3,513	21,552
Manulife Financial Corp.	15,013	374,951
Metro, Inc.	594	31,889
Shopify, Inc. Class A (*)	829	63,955
Torex Gold Resources, Inc. (*)	4,481	65,964
Vermilion Energy, Inc.	1,249	15,528
		1,656,878
China | 8.0%
Alibaba Group Holding Ltd.	18,900	170,569
Alibaba Group Holding Ltd. ADR	590	42,692
Baidu, Inc. ADR (*)	439	46,218
Bank of China Ltd., Class H	190,000	78,480
Beijing Enterprises Holdings Ltd.	5,000	14,511
BYD Co. Ltd., Class H	2,000	51,132
BYD Electronic International Co. Ltd.	4,000	14,771
Description	Shares	Fair Value
China Construction Bank Corp., Class H	65,000	$39,235
China Longyuan Power Group Corp. Ltd., Class H	150,000	105,578
China Merchants Bank Co. Ltd., Class H	3,500	13,862
China Overseas Property Holdings Ltd.	20,000	11,086
CSPC Pharmaceutical Group Ltd.	58,000	45,695
Haidilao International Holding Ltd.	25,000	56,542
Hisense Home Appliances Group Co. Ltd., Class H	7,000	21,799
JD.com, Inc., Class A	7,050	95,910
KE Holdings, Inc. ADR	1,220	16,751
Kuaishou Technology (*)	2,500	15,695
Kunlun Energy Co. Ltd.	22,000	18,370
Meitu, Inc.	36,000	15,114
Meituan, Class B (*)	2,700	33,354
NetEase, Inc.	7,900	164,177
New Oriental Education & Technology Group, Inc. ADR (*)	274	23,789
PDD Holdings, Inc., ADR (*)	510	59,287
PetroChina Co. Ltd., Class H	92,000	78,695
PICC Property & Casualty Co. Ltd., Class H	16,000	21,098
Sinopharm Group Co. Ltd., Class H	5,200	13,338
Sunny Optical Technology Group Co. Ltd.	2,000	10,229
Tencent Holdings Ltd.	5,400	210,733
Tencent Music Entertainment Group ADR (*)	4,878	54,585
Vipshop Holdings Ltd. ADR	2,892	47,863
Xiaomi Corp., Class B (*)	39,600	82,100
		1,673,258
Colombia | 0.1%
Bancolombia SA ADR	488	16,699
Denmark | 3.6%
AP Moller - Maersk AS, Class B	8	10,402
Novo Nordisk AS, Class B	5,228	669,685
Pandora AS	429	69,294
		749,381
Finland | 0.5%
Nordea Bank Abp	9,865	111,472
France | 6.3%
BNP Paribas SA	2,861	203,612
Capgemini SE	426	98,232
Cie de Saint-Gobain SA	618	47,923
Dassault Systemes SE	669	29,591
Eurazeo SE	1,373	120,274
La Francaise des Jeux SAEM	2,629	107,157
Societe Generale SA	2,582	69,467
Teleperformance SE	687	66,618

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
TotalEnergies SE	594	$40,843
Unibail-Rodamco-Westfield REIT (*)	1,113	89,411
Verallia SA	1,736	67,466
Vinci SA	2,842	364,026
		1,304,620
Germany | 3.3%
Deutsche Bank AG	11,381	179,014
Infineon Technologies AG	10,538	358,247
Rational AG	17	14,651
SAP SE	326	63,470
Siemens Energy AG (*)	2,760	50,636
TUI AG (*)	3,919	32,280
		698,298
Greece | 0.4%
National Bank of Greece SA (*)	5,925	46,387
Piraeus Financial Holdings SA (*)	7,252	30,308
		76,695
Hong Kong | 1.4%
Link REIT	31,500	135,682
Swire Pacific Ltd., Class A	9,500	78,227
United Energy Group Ltd.	184,000	13,168
WH Group Ltd.	90,500	59,725
		286,802
India | 4.4%
Dr Reddy’s Laboratories Ltd. ADR	4,872	357,361
GAIL India Ltd. GDR	2,413	31,128
Larsen & Toubro Ltd. GDR	647	29,309
Mahindra & Mahindra Ltd. GDR	1,064	24,791
Reliance Industries Ltd. GDR	602	42,983
State Bank of India GDR	4,687	425,111
		910,683
Indonesia | 0.8%
Bank Mandiri Persero Tbk. PT ADR	7,116	128,515
Bank Rakyat Indonesia Persero Tbk. PT ADR	1,138	21,815
First Resources Ltd.	12,500	12,685
		163,015
Ireland | 0.5%
AerCap Holdings NV (*)	1,139	98,991
Israel | 0.1%
Check Point Software Technologies Ltd. (*)	141	23,125
Italy | 3.0%
Buzzi SpA	636	24,976
Ferrari NV	690	300,740
Description	Shares	Fair Value
Telecom Italia SpA (*)	119,503	$28,929
UniCredit SpA	6,950	263,742
		618,387
Japan | 15.3%
ANA Holdings, Inc.	2,200	45,935
Anycolor, Inc. (*)	900	15,422
Bandai Namco Holdings, Inc.	600	11,108
Chugai Pharmaceutical Co. Ltd.	3,200	122,308
Daiwa Securities Group, Inc.	16,000	121,764
East Japan Railway Co.	900	17,256
GS Yuasa Corp.	1,100	22,874
Hachijuni Bank Ltd.	3,100	20,910
Honda Motor Co. Ltd.	15,800	195,413
Hyakugo Bank Ltd.	5,200	22,016
Japan Post Bank Co. Ltd.	1,200	12,913
Japan Post Holdings Co. Ltd.	34,000	342,248
Japan Tobacco, Inc.	10,400	277,241
Kansai Paint Co. Ltd.	3,500	50,138
Mitsui & Co. Ltd.	400	18,689
Mizuho Financial Group, Inc.	16,200	320,535
NGK Insulators Ltd.	5,400	72,503
NIDEC Corp.	5,200	214,647
NSK Ltd.	3,200	18,239
Ono Pharmaceutical Co. Ltd.	6,000	98,338
ORIX Corp.	4,200	91,830
Otsuka Holdings Co. Ltd.	3,300	136,859
Panasonic Holdings Corp.	35,800	341,553
Sankyo Co. Ltd.	6,100	66,600
Sega Sammy Holdings, Inc.	1,200	14,841
Shin-Etsu Chemical Co. Ltd.	965	42,340
SKY Perfect JSAT Holdings, Inc.	1,900	12,966
SoftBank Corp.	5,400	69,350
Subaru Corp.	1,800	40,968
Takara Holdings, Inc.	2,100	15,103
Tokyo Electron Ltd. ADR	261	33,912
Tokyo Kiraboshi Financial Group, Inc.	800	24,794
Tokyu Fudosan Holdings Corp.	4,500	36,368
Toyota Motor Corp.	9,700	243,820
		3,191,801
Malaysia | 0.1%
IJM Corp. Bhd.	44,200	22,628
Mexico | 0.8%
Arca Continental SAB de CV	3,800	41,473
Coca-Cola Femsa SAB de CV ADR	662	64,347
Fibra Uno Administracion SA de CV REIT	13,300	22,174

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	16,200	$39,046
		167,040
Netherlands | 4.9%
ASML Holding NV	598	574,130
EXOR NV	194	21,560
NN Group NV	311	14,386
Shell PLC	3,941	130,757
Wolters Kluwer NV	1,818	284,714
		1,025,547
Philippines | 0.3%
International Container Terminal Services, Inc.	9,710	55,727
Poland | 0.3%
ORLEN SA	3,584	58,355
Portugal | 0.3%
Jeronimo Martins SGPS SA	770	15,278
Mota-Engil SGPS SA	8,247	42,805
		58,083
Saudi Arabia | 0.5%
Arabian Internet & Communications Services Co.	427	43,061
Elm Co.	80	20,456
Riyadh Cables Group Co.	768	20,685
Saudi Chemical Co. Holding	16,275	30,404
		114,606
Singapore | 1.7%
Sembcorp Industries Ltd.	7,800	31,204
Singapore Airlines Ltd.	20,700	98,229
STMicroelectronics NV	5,040	216,953
		346,386
South Africa | 0.7%
Gold Fields Ltd. ADR	3,221	51,182
Harmony Gold Mining Co. Ltd. ADR	6,397	52,263
Momentum Metropolitan Holdings	15,564	16,716
Sappi Ltd.	8,562	22,714
		142,875
South Korea | 3.7%
DB Insurance Co. Ltd.	639	45,778
Doosan Bobcat, Inc.	2,207	88,563
Hanmi Pharm Co. Ltd.	80	20,326
Hyundai Rotem Co. Ltd.	648	16,561
KB Financial Group, Inc.	946	49,209
Kia Corp.	2,825	235,049
Description	Shares	Fair Value
Samsung Electronics Co. Ltd.	4,992	$298,895
Samsung Life Insurance Co. Ltd.	256	18,164
		772,545
Spain | 1.0%
Acciona SA	519	63,197
Banco Bilbao Vizcaya Argentaria SA	6,403	76,279
Banco Santander SA	13,476	65,847
		205,323
Sweden | 1.3%
Betsson AB, Class B	4,910	48,544
Boliden AB	1,030	28,536
Fastighets AB Balder, B Shares (*)	15,414	113,057
Hemnet Group AB	639	19,546
SKF AB, B Shares	1,775	36,180
Volvo AB, B Shares	1,280	34,666
		280,529
Switzerland | 3.5%
ABB Ltd.	7,717	358,167
Givaudan SA	32	142,977
Logitech International SA	2,075	185,685
UBS Group AG	1,498	46,039
		732,868
Taiwan | 5.0%
Accton Technology Corp.	4,000	57,317
Asia Vital Components Co. Ltd.	2,000	33,969
Chicony Electronics Co. Ltd.	6,000	41,554
Delta Electronics, Inc.	17,000	182,139
Fortune Electric Co. Ltd.	1,000	20,940
Grape King Bio Ltd.	6,000	30,282
Hon Hai Precision Industry Co. Ltd.	17,000	82,605
International Games System Co. Ltd.	2,000	70,316
MediaTek, Inc.	6,000	217,964
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	313,221
		1,050,307
Thailand | 0.4%
Bumrungrad Hospital PCL (‡)	10,800	66,006
PTT Exploration & Production PCL	4,400	18,089
		84,095
Turkey | 0.2%
Haci Omer Sabanci Holding AS ADR (#), (‡)	35,538	16,703
Turkcell Iletisim Hizmetleri AS ADR	6,484	33,652
		50,355
United Kingdom | 6.8%
3i Group PLC	2,338	82,821

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
AstraZeneca PLC ADR	598	$40,514
BAE Systems PLC	3,378	57,538
Barclays PLC	79,346	184,381
BP PLC	4,076	25,611
Britvic PLC	1,136	11,775
Compass Group PLC	1,052	30,831
Darktrace PLC (*)	4,353	23,987
Global Ship Lease, Inc., Class A	996	20,219
HSBC Holdings PLC	9,173	71,701
IG Group Holdings PLC	2,320	21,364
International Consolidated Airlines Group SA (*)	50,637	113,104
Investec PLC	4,192	28,086
J Sainsbury PLC	5,389	18,417
Johnson Service Group PLC	23,955	39,718
Man Group PLC	4,559	15,408
Marks & Spencer Group PLC	19,090	63,982
NatWest Group PLC	25,081	83,995
RELX PLC	1,302	56,258
Rolls-Royce Holdings PLC (*)	24,372	131,068
Standard Chartered PLC	19,527	165,478
Tesco PLC	14,789	55,342
Virgin Money UK PLC	17,287	46,779
Vodafone Group PLC	33,630	29,776
		1,418,153
United States | 4.5%
Experian PLC	1,942	84,780
GSK PLC	22,240	477,647
Roche Holding AG	1,094	279,273
Stellantis NV	3,131	88,841
		930,541
Total Common Stocks (Cost $18,618,050)		20,157,740
Preferred Stocks | 2.7%
Brazil | 1.2%
Azul SA	7,000	18,200
Petroleo Brasileiro SA	31,300	233,155
		251,355
Germany | 1.5%
Bayerische Motoren Werke AG	2,984	319,960
Total Preferred Stocks (Cost $543,139)		571,315
Description	Shares	Fair Value
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢) (Cost $0)	26	$0
Short-Term Investments | 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $37,884)	37,884	37,884
Total Investments | 99.6% (Cost $19,199,073)		$20,766,939
Cash and Other Assets in Excess of Liabilities | 0.4%		81,063
Net Assets | 100.0%		$20,848,002

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 93.7%
Belgium | 1.2%
KBC Group NV	190,135	$14,286,048
Canada | 3.0%
Gildan Activewear, Inc.	441,826	16,397,027
Suncor Energy, Inc.	531,059	19,598,863
		35,995,890
China | 3.4%
Autohome, Inc. ADR	264,119	6,925,200
ESR Group Ltd.	4,354,800	4,664,235
Li Ning Co. Ltd.	3,338,500	8,880,897
Sungrow Power Supply Co. Ltd., Class A	518,400	7,405,125
Tencent Holdings Ltd.	322,200	12,573,755
		40,449,212
Denmark | 0.9%
Carlsberg AS, Class B	78,188	10,712,775
Finland | 1.7%
Fortum OYJ	847,768	10,462,894
Nordea Bank Abp	919,498	10,241,692
		20,704,586
France | 11.7%
Air Liquide SA	100,182	20,878,025
Airbus SE	101,180	18,663,264
Bureau Veritas SA	524,909	15,999,438
Capgemini SE	75,687	17,452,872
Engie SA	1,136,585	19,100,041
Orange SA	1,371,339	16,110,004
Pernod Ricard SA	87,818	14,199,227
Thales SA	103,519	17,647,566
		140,050,437
Germany | 9.9%
Continental AG	227,480	16,419,400
Merck KGaA	118,651	20,940,501
MTU Aero Engines AG	50,352	12,776,415
Rheinmetall AG	35,156	19,757,410
SAP SE	114,722	22,335,587
Siemens AG	46,346	8,847,686
Siemens Healthineers AG	283,963	17,377,202
		118,454,201
Greece | 1.0%
National Bank of Greece SA (*)	1,457,563	11,411,402
Hong Kong | 1.8%
AIA Group Ltd.	1,388,600	9,318,881
Description	Shares	Fair Value
Techtronic Industries Co. Ltd.	873,500	$11,842,590
		21,161,471
Israel | 0.9%
Wix.com Ltd. (*)	80,420	11,056,142
Italy | 3.1%
Ryanair Holdings PLC ADR	166,208	24,198,223
UniCredit SpA	350,615	13,305,329
		37,503,552
Japan | 16.1%
Asics Corp.	340,100	16,061,733
Bandai Namco Holdings, Inc.	453,700	8,399,553
BayCurrent Consulting, Inc.	301,500	5,912,065
FANUC Corp.	569,400	15,925,501
Hitachi Ltd.	186,600	17,043,992
Kokusai Electric Corp.	430,500	11,048,118
MatsukiyoCocokara & Co.	1,170,400	18,798,515
Nippon Sanso Holdings Corp.	507,100	15,919,416
Nitori Holdings Co. Ltd.	102,900	15,511,330
Recruit Holdings Co. Ltd.	263,600	11,612,124
Renesas Electronics Corp.	1,060,003	18,972,306
Shimadzu Corp.	381,100	10,628,469
Suzuki Motor Corp.	1,490,700	17,004,783
ZOZO, Inc.	416,000	10,323,710
		193,161,615
Mexico | 1.1%
Arca Continental SAB de CV	1,232,912	13,456,059
Netherlands | 3.6%
Akzo Nobel NV	134,808	10,054,853
ING Groep NV	1,156,059	19,039,252
Universal Music Group NV	461,321	13,871,341
		42,965,446
Singapore | 1.9%
DBS Group Holdings Ltd.	496,720	13,285,864
STMicroelectronics NV	226,355	9,753,312
		23,039,176
South Korea | 1.3%
Samsung Electronics Co. Ltd.	252,180	15,099,234
Spain | 1.5%
Industria de Diseno Textil SA	352,779	17,764,829
Sweden | 1.7%
Sandvik AB	899,767	19,964,108
Switzerland | 2.7%
ABB Ltd.	396,423	18,399,057

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Cie Financiere Richemont SA, Class A	89,848	$13,744,428
		32,143,485
Taiwan | 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	157,674	21,451,548
United Kingdom | 15.2%
3i Group PLC	492,711	17,453,762
AstraZeneca PLC	92,411	12,442,317
BP PLC	3,406,192	21,402,245
Coca-Cola Europacific Partners PLC	186,220	13,153,187
Compass Group PLC	633,092	18,554,073
London Stock Exchange Group PLC	121,736	14,581,384
RELX PLC	938,425	40,548,453
Rentokil Initial PLC	2,040,946	12,179,751
Unilever PLC	473,476	23,776,143
WPP PLC	841,400	7,962,755
		182,054,070
United States | 8.2%
Aon PLC, Class A	52,146	17,402,163
Chubb Ltd.	29,710	7,698,752
CRH PLC	101,351	8,742,537
Experian PLC	300,698	13,127,282
ICON PLC (*)	78,605	26,407,350
Roche Holding AG	99,331	25,356,904
		98,734,988
Total Common Stocks (Cost $897,589,366)		1,121,620,274
Preferred Stocks | 2.6%
Brazil | 1.2%
Itau Unibanco Holding SA	2,020,900	13,957,805
Germany | 1.4%
Henkel AG & Co. KGaA	214,454	17,235,095
Total Preferred Stocks (Cost $27,131,352)		31,192,900
Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $16,228,140)	16,228,140	16,228,140
Description	Fair Value
Total Investments | 97.7% (Cost $940,948,858)	$1,169,041,314
Cash and Other Assets in Excess of Liabilities | 2.3%	27,437,395
Net Assets | 100.0%	$1,196,478,709

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 94.9%
Belgium | 1.3%
KBC Group NV	10,209	$767,067
Canada | 1.5%
Suncor Energy, Inc.	22,975	847,898
China | 6.5%
Alibaba Group Holding Ltd.	60,500	546,001
Autohome, Inc. ADR	10,704	280,659
ENN Energy Holdings Ltd.	72,700	561,386
ESR Group Ltd.	184,800	197,931
Li Ning Co. Ltd.	120,500	320,548
Sungrow Power Supply Co. Ltd., Class A	47,200	674,232
Tencent Holdings Ltd.	28,900	1,127,813
		3,708,570
Denmark | 3.6%
Carlsberg AS, Class B	4,330	593,266
Novo Nordisk AS, Class B	11,485	1,471,182
		2,064,448
Finland | 1.1%
Sampo OYJ, A Shares	15,124	644,752
France | 10.7%
Air Liquide SA	5,070	1,056,593
Airbus SE	6,931	1,278,465
Bureau Veritas SA	28,520	869,301
Capgemini SE	3,369	776,867
Engie SA	50,249	844,423
Pernod Ricard SA	3,838	620,563
Thales SA	4,220	719,411
		6,165,623
Germany | 8.0%
Continental AG	9,236	666,650
Covestro AG (*)	10,121	553,683
Merck KGaA	3,744	660,772
MTU Aero Engines AG	2,324	589,696
SAP SE	4,624	900,261
Siemens AG	2,346	447,864
Siemens Healthineers AG	12,390	758,210
		4,577,136
Greece | 0.8%
Piraeus Financial Holdings SA (*)	102,399	427,952
Hong Kong | 1.9%
AIA Group Ltd.	78,800	528,826
Description	Shares	Fair Value
Techtronic Industries Co. Ltd.	42,500	$576,199
		1,105,025
India | 1.5%
ICICI Bank Ltd. ADR	32,639	861,996
Indonesia | 2.5%
Bank Mandiri Persero Tbk PT	2,109,800	965,881
Telkom Indonesia Persero Tbk PT ADR	21,972	489,097
		1,454,978
Italy | 2.7%
Ryanair Holdings PLC ADR	10,766	1,567,422
Japan | 11.1%
Daikin Industries Ltd.	2,600	355,654
FANUC Corp.	28,000	783,129
Hoya Corp.	6,100	763,610
Nitori Holdings Co. Ltd.	2,600	391,929
Nomura Research Institute Ltd.	31,300	883,461
Recruit Holdings Co. Ltd.	12,900	568,272
Renesas Electronics Corp.	39,200	701,615
Shin-Etsu Chemical Co. Ltd.	14,700	644,976
Suzuki Motor Corp.	40,800	465,416
Tokyo Electron Ltd.	3,000	786,748
		6,344,810
Mexico | 2.0%
Grupo Financiero Banorte SAB de CV, Class O	107,400	1,153,813
Netherlands | 6.4%
Akzo Nobel NV	6,646	495,702
ASM International NV	1,724	1,050,270
IMCD NV	3,762	663,008
ING Groep NV	49,897	821,759
Universal Music Group NV	21,164	636,375
		3,667,114
Singapore | 1.8%
DBS Group Holdings Ltd.	21,400	572,390
STMicroelectronics NV	11,235	484,100
		1,056,490
South Korea | 1.0%
Samsung Electronics Co. Ltd.	9,286	555,998
Sweden | 1.0%
Epiroc AB, Class A	30,052	566,646
Switzerland | 3.7%
ABB Ltd.	18,788	872,002
Cie Financiere Richemont SA, Class A	6,272	959,454

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
VAT Group AG	557	$288,081
		2,119,537
Taiwan | 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	94,000	2,264,830
United Kingdom | 13.2%
BP PLC	283,322	1,780,207
Coca-Cola Europacific Partners PLC	9,022	637,246
Compass Group PLC	45,955	1,346,806
London Stock Exchange Group PLC	5,352	641,056
RELX PLC	37,144	1,604,957
Rentokil Initial PLC	81,866	488,552
Unilever PLC	21,887	1,099,081
		7,597,905
United States | 8.7%
Aon PLC, Class A	3,539	1,181,035
Chubb Ltd.	2,836	734,893
CRH PLC	5,125	442,082
Experian PLC	14,682	640,958
ICON PLC (*)	2,933	985,341
Roche Holding AG	3,860	985,369
		4,969,678
Total Common Stocks (Cost $45,024,240)		54,489,688
Preferred Stocks | 2.1%
Brazil | 1.2%
Itau Unibanco Holding SA	103,600	715,537
Germany | 0.9%
Henkel AG & Co. KGaA	6,159	494,982
Total Preferred Stocks (Cost $946,000)		1,210,519
Short-Term Investments | 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $1,799,481)	1,799,481	1,799,481
Total Investments | 100.1% (Cost $47,769,721)		$57,499,688
Liabilities in Excess of Cash and Other Assets | (0.1)%		(56,745)
Net Assets | 100.0%		$57,442,943

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 94.8%
Australia | 1.5%
Computershare Ltd.	252,851	$4,302,933
Canada | 7.4%
Dollarama, Inc.	109,170	8,316,601
National Bank of Canada	76,291	6,424,090
Toromont Industries Ltd.	63,739	6,133,682
		20,874,373
China | 1.8%
Tencent Holdings Ltd.	129,100	5,038,088
Denmark | 2.0%
Coloplast AS, Class B	41,963	5,679,158
France | 7.5%
Legrand SA	53,361	5,645,484
LVMH Moet Hennessy Louis Vuitton SE	11,099	10,038,348
Pernod Ricard SA	32,890	5,317,960
		21,001,792
Germany | 5.1%
SAP SE	47,857	9,317,430
Scout24 SE	67,490	5,086,902
		14,404,332
Hong Kong | 1.1%
AIA Group Ltd.	477,000	3,201,142
India | 2.5%
HDFC Bank Ltd. ADR	123,955	6,937,761
Israel | 2.5%
Check Point Software Technologies Ltd. (*)	42,809	7,021,104
Japan | 9.6%
Hoya Corp.	44,900	5,620,670
Keyence Corp.	12,400	5,765,992
M3, Inc.	408,000	5,879,617
Pigeon Corp.	88,500	852,829
Shimano, Inc.	15,600	2,329,452
SMS Co. Ltd.	252,600	4,333,053
Toei Animation Co. Ltd.	108,500	2,179,380
		26,960,993
Netherlands | 6.9%
ASML Holding NV	8,091	7,768,030
Universal Music Group NV	199,506	5,998,894
Wolters Kluwer NV	35,511	5,561,328
		19,328,252
Norway | 2.0%
AutoStore Holdings Ltd. (*)	960,275	1,771,775
Description	Shares	Fair Value
Gjensidige Forsikring ASA	259,912	$3,772,613
		5,544,388
South Africa | 2.2%
Clicks Group Ltd.	405,372	6,342,820
Spain | 2.8%
Industria de Diseno Textil SA	158,363	7,974,658
Sweden | 4.3%
Assa Abloy AB, Class B	235,526	6,756,013
Hexagon AB, B Shares	450,182	5,328,833
		12,084,846
Switzerland | 5.4%
Partners Group Holding AG	6,683	9,549,746
VAT Group AG	10,978	5,677,839
		15,227,585
Taiwan | 4.9%
Lotes Co. Ltd.	144,000	6,250,975
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	56,260	7,654,173
		13,905,148
United Kingdom | 15.0%
Allfunds Group PLC	212,748	1,538,483
Diageo PLC	143,329	5,293,228
Diploma PLC	81,888	3,852,402
Halma PLC	286,853	8,571,320
London Stock Exchange Group PLC	70,572	8,453,025
RELX PLC	186,021	8,056,734
Unilever PLC	128,579	6,453,258
		42,218,450
United States | 10.3%
Accenture PLC, Class A	24,500	8,491,945
Aon PLC, Class A	31,047	10,361,005
BRP, Inc.	58,063	3,898,586
Experian PLC	144,313	6,300,133
		29,051,669
Total Common Stocks (Cost $242,115,419)		267,099,492
Preferred Stocks | 2.2%
Germany | 2.2%
Sartorius AG (Cost $5,714,855)	15,027	5,976,349

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio (concluded)
Short-Term Investments | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $8,515,541)	8,515,541	$8,515,541
Total Investments | 100.0% (Cost $256,345,815)		$281,591,382
Cash and Other Assets in Excess of Liabilities | 0.0%		130,629
Net Assets | 100.0%		$281,722,011

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 97.3%
Australia | 5.7%
ALS Ltd.	12,799	$109,812
AUB Group Ltd.	8,413	163,266
GUD Holdings Ltd.	19,092	146,835
National Storage REIT	57,873	90,747
SmartGroup Corp. Ltd.	23,200	147,067
		657,727
Austria | 1.9%
BAWAG Group AG	3,095	196,155
Schoeller-Bleckmann Oilfield Equipment AG	505	24,202
		220,357
Belgium | 2.1%
Azelis Group NV	4,804	101,426
Shurgard Self Storage Ltd. REIT	3,301	147,306
		248,732
Canada | 5.5%
Descartes Systems Group, Inc. (*)	1,014	92,750
Dream Industrial REIT	11,177	108,754
Spin Master Corp.	5,832	149,228
Stelco Holdings, Inc.	2,608	86,006
Toromont Industries Ltd.	880	84,683
Trisura Group Ltd. (*)	3,941	121,179
		642,600
Denmark | 0.6%
Zealand Pharma AS (*)	732	72,617
Finland | 1.2%
Kemira OYJ	7,211	136,245
France | 6.2%
Gaztransport Et Technigaz SA	1,099	164,380
Remy Cointreau SA	2,246	226,215
SEB SA	1,071	137,353
SOITEC (*)	694	71,771
Technip Energies NV	4,745	120,129
		719,848
Germany | 7.9%
Covestro AG (*)	2,241	122,597
CTS Eventim AG & Co. KGaA	1,349	119,988
Gerresheimer AG	1,119	126,023
Hensoldt AG	3,084	144,396
JOST Werke SE	2,372	121,812
Sirius Real Estate Ltd.	146,543	181,170
Description	Shares	Fair Value
Stabilus SE	1,590	$101,176
		917,162
Greece | 2.7%
Jumbo SA	7,081	203,903
National Bank of Greece SA (*)	14,340	112,269
		316,172
Italy | 8.0%
BFF Bank SpA	6,860	91,771
Italgas SpA	33,077	192,700
OVS SpA	36,947	97,100
Sanlorenzo SpA	3,556	161,704
Sesa SpA	1,251	138,338
SOL SpA	3,730	133,399
Tinexta SpA	5,356	109,812
		924,824
Japan | 28.2%
Ai Holdings Corp.	6,700	107,819
BayCurrent Consulting, Inc.	4,100	80,396
Bell System24 Holdings, Inc.	17,300	178,879
GMO internet group, Inc.	5,400	97,774
Hulic Co. Ltd.	15,100	155,026
Koito Manufacturing Co. Ltd.	6,600	88,880
MatsukiyoCocokara & Co.	6,900	110,825
MINEBEA MITSUMI, Inc.	7,000	137,217
Money Forward, Inc. (*)	4,400	195,454
Nihon Kohden Corp.	6,200	164,193
Nippon Gas Co. Ltd.	10,800	181,499
Nippon Sanso Holdings Corp.	5,200	163,244
Open Up Group, Inc.	6,700	93,255
Sanken Electric Co. Ltd.	3,300	144,792
SBI Sumishin Net Bank Ltd.	10,400	151,595
Shimadzu Corp.	5,200	145,022
Sumitomo Forestry Co. Ltd.	3,800	119,560
TechnoPro Holdings, Inc.	5,935	118,604
Tokyo Century Corp.	12,900	134,133
Toyo Suisan Kaisha Ltd.	2,500	153,232
Trend Micro, Inc.	1,600	81,381
Trusco Nakayama Corp.	5,900	99,897
USS Co. Ltd.	14,800	122,331
Zenkoku Hosho Co. Ltd.	4,142	148,235
ZOZO, Inc.	4,700	116,638
		3,289,881
Jersey | 1.9%
JTC PLC	21,468	222,460

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
Mexico | 1.1%
Arca Continental SAB de CV	12,000	$130,969
Netherlands | 3.7%
Aalberts NV	2,691	129,256
Arcadis NV	3,130	191,531
CTP NV	6,397	113,933
		434,720
Sweden | 2.5%
Lindab International AB	3,822	81,971
Munters Group AB	5,814	104,254
Swedish Orphan Biovitrum AB (*)	4,162	103,811
		290,036
Switzerland | 2.5%
Emmi AG	86	85,336
Swissquote Group Holding SA	411	115,382
Tecan Group AG	220	91,087
		291,805
United Kingdom | 14.6%
Allfunds Group PLC	14,873	107,554
Alphawave IP Group PLC (*)	46,437	102,718
Auto Trader Group PLC	15,365	135,683
Britvic PLC	9,958	103,220
ConvaTec Group PLC	47,468	171,486
Dowlais Group PLC	96,252	94,739
Genuit Group. PLC	27,503	152,950
GlobalData PLC	61,492	141,247
JET2 PLC	7,441	135,360
Life Science REIT PLC	106,205	52,731
Marlowe PLC (*)	11,978	78,615
Urban Logistics REIT PLC	109,794	158,755
Volution Group PLC	23,770	130,533
Weir Group PLC	5,463	139,399
		1,704,990
United States | 1.0%
Samsonite International SA (*)	31,800	120,394
Total Common Stocks (Cost $10,985,245)		11,341,539
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $249,675)	249,675	249,675
Description	Fair Value
Total Investments | 99.4% (Cost $11,234,920)	$11,591,214
Cash and Other Assets in Excess of Liabilities | 0.6%	65,380
Net Assets | 100.0%	$11,656,594

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 97.1%
Belgium | 1.3%
KBC Group NV	710,905	$53,414,800
Canada | 4.9%
Canadian Pacific Kansas City Ltd.	943,409	83,179,903
National Bank of Canada	489,169	41,190,518
Suncor Energy, Inc.	2,103,629	77,634,944
		202,005,365
Denmark | 7.0%
Carlsberg AS, Class B	643,817	88,211,323
Novo Nordisk AS, Class B	1,547,212	198,191,549
		286,402,872
Finland | 1.9%
Sampo OYJ, A Shares	1,856,060	79,125,790
France | 5.7%
Airbus SE	614,095	113,273,540
Engie SA	3,587,690	60,290,279
Pernod Ricard SA	381,116	61,622,364
		235,186,183
Germany | 10.3%
Continental AG	801,172	57,828,220
Douglas AG	1,400,671	32,277,390
Gerresheimer AG	378,387	42,614,409
Merck KGaA	504,706	89,074,651
MTU Aero Engines AG	255,345	64,791,737
Schott Pharma AG & Co. KGaA	888,344	37,954,742
Siemens AG	527,375	100,678,561
		425,219,710
Greece | 1.3%
Piraeus Financial Holdings SA (*)	12,990,563	54,290,934
India | 0.9%
HDFC Bank Ltd.	2,154,431	37,481,729
Israel | 3.0%
Bank Leumi Le-Israel BM	9,505,871	78,961,305
Wix.com Ltd. (*)	312,903	43,017,904
		121,979,209
Italy | 4.7%
BFF Bank SpA	2,356,855	31,529,391
Ryanair Holdings PLC ADR	666,530	97,040,103
UniCredit SpA	1,671,754	63,440,632
		192,010,126
Japan | 12.7%
BayCurrent Consulting, Inc.	1,614,500	31,658,471
Description	Shares	Fair Value
Daikin Industries Ltd.	327,000	$44,730,305
FANUC Corp.	2,053,800	57,442,559
Hoya Corp.	649,200	81,268,125
Kobe Bussan Co. Ltd.	1,378,800	33,772,648
Koito Manufacturing Co. Ltd.	2,270,700	30,578,663
Renesas Electronics Corp.	3,593,700	64,321,304
Shimadzu Corp.	645,300	17,996,722
Suzuki Motor Corp.	3,713,888	42,365,237
Tokyo Electron Ltd.	331,700	86,988,137
Ulvac, Inc.	455,900	29,391,478
		520,513,649
Mexico | 1.9%
Arca Continental SAB de CV	7,108,400	77,581,407
Netherlands | 3.4%
ASML Holding NV	146,267	140,428,441
Portugal | 1.1%
EDP - Energias de Portugal SA	11,381,897	44,402,774
Singapore | 1.3%
STMicroelectronics NV	1,292,608	55,696,625
South Korea | 1.4%
Samsung Electronics Co. Ltd.	987,001	59,096,513
Sweden | 1.7%
Hexagon AB, B Shares	5,907,358	69,925,771
Switzerland | 1.9%
ABB Ltd.	1,716,165	79,651,831
Taiwan | 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,263,000	102,712,431
United Kingdom | 15.6%
Allfunds Group PLC	4,659,163	33,692,645
Ashtead Group PLC	576,039	40,945,487
Coca-Cola Europacific Partners PLC	1,276,006	90,127,514
Compass Group PLC	3,032,042	88,860,274
Informa PLC	5,608,397	58,799,795
London Stock Exchange Group PLC	634,605	76,012,182
RELX PLC	3,851,730	166,429,594
Weir Group PLC	1,716,768	43,806,713
WPP PLC	4,314,663	40,832,665
		639,506,869
United States | 12.6%
Accenture PLC, Class A	236,911	82,115,722
Aon PLC, Class A	322,071	107,481,534
Chubb Ltd.	314,849	81,586,821
CRH PLC	803,527	69,312,239

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Experian PLC	1,312,611	$57,303,390
ICON PLC (*)	359,731	120,851,630
		518,651,336
Total Common Stocks (Cost $2,996,936,250)		3,995,284,365
Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $113,361,409)	113,361,409	113,361,409
Total Investments | 99.9% (Cost $3,110,297,659)		$4,108,645,774
Cash and Other Assets in Excess of Liabilities | 0.1%		2,525,772
Net Assets | 100.0%		$4,111,171,546

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 99.3%
Australia | 2.1%
Brambles Ltd.	9,165	$96,637
Coles Group Ltd.	9,178	101,514
Telstra Group Ltd.	59,729	150,365
Woolworths Group Ltd.	1,816	39,256
		387,772
Austria | 0.2%
CA Immobilien Anlagen AG	1,016	35,897
Bermuda | 0.4%
Fidelis Insurance Holdings Ltd.	1,314	25,597
RenaissanceRe Holdings Ltd.	212	49,826
		75,423
Canada | 4.4%
CGI, Inc. (*)	1,242	137,023
Dollarama, Inc.	611	46,546
Fairfax Financial Holdings Ltd.	78	84,078
Hydro One Ltd.	1,229	35,839
Loblaw Cos. Ltd.	1,471	163,004
Manulife Financial Corp.	2,125	53,072
Metro, Inc.	4,261	228,755
Teekay Tankers Ltd., Class A	730	42,639
		790,956
China | 0.4%
BOC Hong Kong Holdings Ltd.	14,500	38,855
Wilmar International Ltd.	14,700	37,291
		76,146
Denmark | 1.1%
Novo Nordisk AS, Class B	1,614	206,747
France | 1.5%
Cie Generale des Etablissements Michelin SCA	1,576	60,424
Orange SA	17,154	201,519
		261,943
Hong Kong | 0.4%
WH Group Ltd.	97,000	64,014
Israel | 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	29,994	38,555
Italy | 0.3%
Banco BPM SpA	7,827	52,083
Japan | 14.5%
ANA Holdings, Inc.	2,500	52,199

Description	Shares	Fair Value
Central Japan Railway Co.	3,500	$86,891
Chubu Electric Power Co., Inc.	5,300	69,130
Chugoku Electric Power Co., Inc.	5,900	44,352
East Japan Railway Co.	8,700	166,804
Ezaki Glico Co. Ltd.	1,400	39,028
Hachijuni Bank Ltd.	11,900	80,268
Japan Post Bank Co. Ltd.	5,400	58,109
Japan Post Holdings Co. Ltd.	23,800	239,574
Japan Real Estate Investment Corp. REIT	33	117,656
Japan Tobacco, Inc.	2,100	55,981
KDDI Corp.	2,900	85,747
Kyushu Railway Co.	4,300	98,025
Mizuho Financial Group, Inc.	3,400	67,273
Morinaga Milk Industry Co. Ltd.	2,900	59,284
Nagoya Railroad Co. Ltd.	4,700	65,624
NGK Insulators Ltd.	6,000	80,559
Nissin Foods Holdings Co. Ltd.	2,800	77,198
Nomura Real Estate Master Fund, Inc. REIT	41	40,543
Ono Pharmaceutical Co. Ltd.	5,800	95,060
Oracle Corp.	200	15,134
Osaka Gas Co. Ltd.	10,100	227,475
Otsuka Holdings Co. Ltd.	3,300	136,859
Rengo Co. Ltd.	5,600	42,674
Sankyo Co. Ltd.	5,600	61,141
Sanrio Co. Ltd.	2,200	44,325
Seven & i Holdings Co. Ltd.	2,900	42,212
SoftBank Corp.	3,100	39,812
Sompo Holdings, Inc.	2,700	56,600
Tokyo Gas Co. Ltd.	9,800	223,219
Yamaguchi Financial Group, Inc.	4,300	43,634
		2,612,390
Netherlands | 1.5%
Koninklijke Ahold Delhaize NV	1,350	40,365
Koninklijke KPN NV	10,369	38,775
Shell PLC	1,138	37,757
Wolters Kluwer NV	1,035	162,090
		278,987
New Zealand | 0.5%
Spark New Zealand Ltd.	29,104	82,856
Norway | 0.2%
Orkla ASA	5,768	40,695
Singapore | 0.4%
Jardine Cycle & Carriage Ltd.	3,600	64,457
Switzerland | 0.8%
Givaudan SA	19	84,893

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
Logitech International SA	764	$68,368
		153,261
United Kingdom | 4.9%
AstraZeneca PLC	556	74,860
BAE Systems PLC	8,732	148,732
BP PLC	5,943	37,342
HSBC Holdings PLC	7,428	58,061
RELX PLC	4,238	183,120
Serco Group PLC	21,766	52,176
Standard Chartered PLC	8,609	72,956
Unilever PLC	3,084	154,867
Vodafone Group PLC	62,338	55,194
Yellow Cake PLC (*)	5,304	40,269
		877,577
United States | 65.5%
Adtalem Global Education, Inc. (*)	616	31,662
Agree Realty Corp. REIT	1,509	86,194
Alkermes PLC (*)	1,469	39,766
Allison Transmission Holdings, Inc.	1,287	104,453
Alphabet, Inc., Class C (*)	986	150,128
Altria Group, Inc.	3,402	148,395
Amdocs Ltd.	1,533	138,537
Ameren Corp.	590	43,636
American Tower Corp. REIT	265	52,361
Aon PLC, Class A	385	128,482
AptarGroup, Inc.	269	38,706
Arcosa, Inc.	322	27,647
Assurant, Inc.	427	80,379
Atlassian Corp., Class A (*)	290	56,582
Atmos Energy Corp.	1,111	132,065
Automatic Data Processing, Inc.	426	106,389
AutoZone, Inc. (*)	16	50,426
Axis Capital Holdings Ltd.	903	58,713
Biogen, Inc. (*)	251	54,123
Boston Scientific Corp. (*)	772	52,874
Brady Corp., Class A	700	41,496
Bristol-Myers Squibb Co.	5,238	284,057
Broadcom, Inc.	40	53,016
Cadence Design Systems, Inc. (*)	137	42,645
Cal-Maine Foods, Inc.	1,947	114,581
Cardinal Health, Inc.	692	77,435
Cboe Global Markets, Inc.	797	146,433
CDW Corp.	466	119,194
Cencora, Inc.	966	234,728
Centene Corp. (*)	861	67,571
Description	Shares	Fair Value
Central Garden & Pet Co., Class A (*)	1,618	$59,737
Chemed Corp.	139	89,228
Chubb Ltd.	141	36,537
Cigna Group	322	116,947
Cisco Systems, Inc.	2,619	130,714
Clorox Co.	317	48,536
CMS Energy Corp.	738	44,531
Cognizant Technology Solutions Corp., Class A	897	65,741
Colgate-Palmolive Co.	3,072	276,634
Comcast Corp., Class A	2,455	106,424
Comfort Systems USA, Inc.	215	68,308
CommVault Systems, Inc. (*)	759	76,985
Consolidated Edison, Inc.	1,533	139,212
Corebridge Financial, Inc.	1,775	50,996
Coterra Energy, Inc.	1,391	38,781
CSG Systems International, Inc.	330	17,008
CVS Health Corp.	1,727	137,746
Datadog, Inc., Class A (*)	349	43,136
DaVita, Inc. (*)	418	57,705
Deckers Outdoor Corp. (*)	40	37,650
Dell Technologies, Inc., Class C	387	44,161
DocuSign, Inc. (*)	799	47,581
Dropbox, Inc., Class A (*)	1,482	36,013
Electronic Arts, Inc.	1,214	161,061
Elevance Health, Inc.	113	58,595
Eli Lilly & Co.	67	52,123
Enact Holdings, Inc.	1,441	44,930
Entergy Corp.	1,303	137,701
Everest Group Ltd.	168	66,780
Fastenal Co.	938	72,357
Fiserv, Inc. (*)	1,048	167,491
General Mills, Inc.	2,227	155,823
Gilead Sciences, Inc.	3,628	265,751
Globe Life, Inc.	1,183	137,666
GoDaddy, Inc., Class A (*)	475	56,373
GSK PLC	8,070	173,319
Hartford Financial Services Group, Inc.	540	55,647
Humana, Inc.	92	31,898
Huron Consulting Group, Inc. (*)	400	38,648
International Business Machines Corp.	621	118,586
International Seaways, Inc.	1,051	55,913
Johnson & Johnson	526	83,208
Juniper Networks, Inc.	1,447	53,626
Kellanova	874	50,072
Kimberly-Clark Corp.	1,981	256,242
Kroger Co.	1,864	106,490

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
Lantheus Holdings, Inc. (*)	714	$44,439
Lockheed Martin Corp.	459	208,785
M&T Bank Corp.	344	50,031
Masco Corp.	554	43,700
MasterCard, Inc., Class A	164	78,978
McKesson Corp.	178	95,559
Merck & Co., Inc.	1,781	235,003
Meta Platforms, Inc., Class A	176	85,462
Microsoft Corp.	107	45,017
Molina Healthcare, Inc. (*)	183	75,182
MSC Industrial Direct Co., Inc. Class A	512	49,685
Murphy USA, Inc.	164	68,749
National Fuel Gas Co.	1,182	63,497
National HealthCare Corp.	660	62,377
Neurocrine Biosciences, Inc. (*)	501	69,098
NewMarket Corp.	425	269,714
NiSource, Inc.	3,238	89,563
Northrop Grumman Corp.	132	63,183
NVR, Inc. (*)	5	40,500
PACCAR, Inc.	439	54,388
PepsiCo, Inc.	1,377	240,989
PNM Resources, Inc.	1,042	39,221
Procter & Gamble Co.	1,601	259,762
QUALCOMM, Inc.	535	90,576
Qualys, Inc. (*)	250	41,718
Regeneron Pharmaceuticals, Inc. (*)	141	135,711
RingCentral, Inc., Class A (*)	1,088	37,797
Roche Holding AG	992	253,235
SBA Communications Corp. REIT	461	99,899
Sempra	928	66,658
ServiceNow, Inc. (*)	55	41,932
SLM Corp.	2,136	46,543
Squarespace, Inc., Class A (*)	1,248	45,477
Starbucks Corp.	430	39,298
Super Micro Computer, Inc. (*)	157	158,575
Synopsys, Inc. (*)	107	61,151
TJX Cos., Inc.	1,040	105,477
Tradeweb Markets, Inc., Class A	451	46,981
Travelers Cos., Inc.	177	40,735
United Therapeutics Corp. (*)	124	28,485
UnitedHealth Group, Inc.	249	123,180
Unum Group	870	46,684
Verizon Communications, Inc.	3,594	150,804
Vertex Pharmaceuticals, Inc. (*)	163	68,136
W.R. Berkley Corp.	567	50,146
Walmart, Inc.	3,835	230,752
Description	Shares	Fair Value
Waste Management, Inc.	771	$164,339
WD-40 Co.	327	82,832
Western Union Co.	3,992	55,808
WK Kellogg Co.	585	10,998
Xcel Energy, Inc.	3,079	165,496
Zoom Video Communications, Inc. Class A (*)	648	42,360
		11,797,950
Total Common Stocks (Cost $16,077,531)		17,897,709
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢) (Cost $0)	22	0
Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $82,413)	82,413	82,413
Total Investments | 99.8% (Cost $16,159,944)		$17,980,122
Cash and Other Assets in Excess of Liabilities | 0.2%		44,654
Net Assets | 100.0%		$18,024,776

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 96.4%
Capital Markets | 6.8%
S&P Global, Inc.	22,948	$9,763,227
Commercial Services & Supplies | 4.7%
Waste Management, Inc.	31,558	6,726,588
Construction Materials | 3.4%
Vulcan Materials Co.	17,786	4,854,155
Distributors | 3.9%
LKQ Corp.	103,456	5,525,585
Electrical Equipment | 2.7%
Rockwell Automation, Inc.	13,196	3,844,391
Entertainment | 3.6%
Live Nation Entertainment, Inc. (*)	48,958	5,178,288
Financial Services | 12.4%
Corpay, Inc. (*)	9,981	3,079,538
Fidelity National Information Services, Inc.	101,420	7,523,336
Visa, Inc., A Shares	25,518	7,121,563
		17,724,437
Health Care Providers & Services | 11.3%
Laboratory Corp. of America Holdings	73,994	16,164,729
Hotels, Restaurants & Leisure | 3.8%
McDonald’s Corp.	19,086	5,381,298
Interactive Media & Services | 8.1%
Alphabet, Inc., Class A (*)	76,389	11,529,392
IT Services | 4.6%
VeriSign, Inc. (*)	35,114	6,654,454
Machinery | 4.9%
Otis Worldwide Corp.	70,967	7,044,894
Professional Services | 4.9%
Verisk Analytics, Inc.	24,968	5,885,707
Verra Mobility Corp. (*)	43,058	1,075,158
		6,960,865
Semiconductors & Semiconductor Equipment | 5.5%
Analog Devices, Inc.	39,455	7,803,804
Software | 6.2%
Oracle Corp.	70,655	8,874,974
Specialized REITs | 9.6%
Crown Castle, Inc.	64,036	6,776,930
Public Storage	23,812	6,906,908
		13,683,838
Total Common Stocks (Cost $92,109,098)		137,714,919
Description	Shares	Fair Value
Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $5,272,358)	5,272,358	$5,272,358
Total Investments | 100.1% (Cost $97,381,456)		$142,987,277
Liabilities in Excess of Cash and Other Assets | (0.1)%		(115,664)
Net Assets | 100.0%		$142,871,613

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 97.3%
Automobile Components | 0.7%
Aptiv PLC (*)	8,209	$653,847
Banks | 3.2%
Bank of America Corp.	76,317	2,893,941
Broadline Retail | 6.9%
Amazon.com, Inc. (*)	35,118	6,334,585
Capital Markets | 7.9%
Goldman Sachs Group, Inc.	7,905	3,301,839
Intercontinental Exchange, Inc.	28,125	3,865,219
		7,167,058
Commercial Services & Supplies | 3.2%
Waste Management, Inc.	13,834	2,948,717
Consumer Finance | 3.2%
American Express Co.	12,618	2,872,992
Consumer Staples Distribution & Retail | 1.9%
Sysco Corp.	21,740	1,764,853
Containers & Packaging | 1.9%
Avery Dennison Corp.	7,753	1,730,857
Financial Services | 4.2%
Visa, Inc., A Shares	13,834	3,860,793
Ground Transportation | 3.4%
Norfolk Southern Corp.	12,010	3,060,989
Health Care Equipment & Supplies | 2.0%
Medtronic PLC	20,676	1,801,913
Health Care Providers & Services | 3.4%
UnitedHealth Group, Inc.	6,233	3,083,465
Hotels, Restaurants & Leisure | 3.0%
McDonald’s Corp.	9,578	2,700,517
Industrial Conglomerates | 2.1%
Honeywell International, Inc.	9,122	1,872,290
Industrial REITs | 2.1%
Prologis, Inc.	14,595	1,900,561
Insurance | 3.6%
Marsh & McLennan Cos., Inc.	16,115	3,319,368
Interactive Media & Services | 6.3%
Alphabet, Inc., Class A (*)	38,250	5,773,072
IT Services | 2.8%
Accenture PLC, Class A	7,449	2,581,898
Life Sciences Tools & Services | 6.4%
Danaher Corp.	15,051	3,758,536
Description	Shares	Fair Value
IQVIA Holdings, Inc. (*)	8,209	$2,075,974
		5,834,510
Oil, Gas & Consumable Fuels | 3.4%
ConocoPhillips	24,628	3,134,652
Personal Care Products | 1.6%
Estee Lauder Cos., Inc., Class A	9,730	1,499,880
Pharmaceuticals | 2.7%
Johnson & Johnson	15,507	2,453,052
Semiconductors & Semiconductor Equipment | 7.8%
Analog Devices, Inc.	16,875	3,337,706
Applied Materials, Inc.	12,922	2,664,904
Broadcom, Inc.	832	1,102,741
		7,105,351
Software | 10.5%
Microsoft Corp.	22,804	9,594,099
Technology Hardware, Storage & Peripherals | 3.1%
Apple, Inc.	16,723	2,867,660
Total Common Stocks (Cost $56,125,491)		88,810,920
Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $2,511,748)	2,511,748	2,511,748
Total Investments | 100.1% (Cost $58,637,239)		$91,322,668
Liabilities in Excess of Cash and Other Assets | (0.1)%		(49,033)
Net Assets | 100.0%		$91,273,635

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio
Common Stocks | 98.5%
Aerospace & Defense | 1.1%
Curtiss-Wright Corp.	1,780	$455,573
Automobile Components | 1.1%
Gentherm, Inc. (*)	7,716	444,287
Banks | 6.5%
Comerica, Inc.	9,646	530,434
Commerce Bancshares, Inc.	12,356	657,339
Home BancShares, Inc.	25,253	620,466
Wintrust Financial Corp.	8,276	863,932
		2,672,171
Biotechnology | 3.0%
Halozyme Therapeutics, Inc. (*)	14,585	593,318
United Therapeutics Corp. (*)	2,754	632,649
		1,225,967
Building Products | 2.5%
Carlisle Cos., Inc.	1,593	624,217
Hayward Holdings, Inc. (*)	26,528	406,144
		1,030,361
Capital Markets | 4.9%
Evercore, Inc., Class A	2,720	523,845
StepStone Group, Inc., Class A	19,821	708,402
Stifel Financial Corp.	10,264	802,337
		2,034,584
Chemicals | 1.0%
Ingevity Corp. (*)	8,817	420,571
Commercial Services & Supplies | 1.4%
Casella Waste Systems, Inc., Class A (*)	6,011	594,308
Communications Equipment | 1.3%
Ciena Corp. (*)	10,593	523,824
Construction Materials | 1.3%
Eagle Materials, Inc.	1,988	540,239
Consumer Staples Distribution & Retail | 3.9%
BJ’s Wholesale Club Holdings, Inc. (*)	6,155	465,626
Chefs’ Warehouse Inc. (*)	17,654	664,849
U.S. Foods Holding Corp. (*)	8,765	473,047
		1,603,522
Containers & Packaging | 2.7%
Avery Dennison Corp.	2,060	459,895
Graphic Packaging Holding Co.	23,169	676,071
		1,135,966
Description	Shares	Fair Value
Electrical Equipment | 2.3%
EnerSys	5,243	$495,254
Generac Holdings, Inc. (*)	3,542	446,788
		942,042
Electronic Equipment, Instruments & Components | 1.4%
Cognex Corp.	13,763	583,826
Energy Equipment & Services | 3.6%
Atlas Energy Solutions, Inc.	20,922	473,255
Cactus, Inc., Class A	13,374	669,904
Liberty Energy, Inc.	16,987	351,971
		1,495,130
Financial Services | 1.2%
AvidXchange Holdings, Inc. (*)	37,700	495,755
Health Care Equipment & Supplies | 4.6%
Enovis Corp. (*)	13,368	834,831
Inspire Medical Systems, Inc. (*)	2,125	456,429
Lantheus Holdings, Inc. (*)	9,715	604,662
		1,895,922
Health Care Providers & Services | 0.9%
Henry Schein, Inc. (*)	5,137	387,946
Health Care Technology | 2.0%
Evolent Health, Inc., Class A (*)	12,571	412,203
Phreesia, Inc. (*)	18,204	435,622
		847,825
Hotels, Restaurants & Leisure | 3.1%
Dave & Buster’s Entertainment, Inc. (*)	5,002	313,125
Kura Sushi USA, Inc., Class A (*)	4,333	498,989
Wyndham Hotels & Resorts, Inc.	5,891	452,134
		1,264,248
Household Durables | 1.1%
Helen of Troy Ltd. (*)	3,915	451,165
Insurance | 2.8%
Hanover Insurance Group, Inc.	3,280	446,638
Reinsurance Group of America, Inc.	3,717	716,935
		1,163,573
Interactive Media & Services | 3.4%
Cars.com, Inc. (*)	29,893	513,562
Ziff Davis, Inc. (*)	8,446	532,436
ZoomInfo Technologies, Inc. (*)	21,688	347,658
		1,393,656
IT Services | 2.6%
DigitalOcean Holdings, Inc. (*)	13,701	523,104

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio (concluded)
Squarespace, Inc., Class A (*)	15,294	$557,314
		1,080,418
Leisure Products | 0.8%
Brunswick Corp.	3,239	312,628
Life Sciences Tools & Services | 4.4%
AbCellera Biologics, Inc. (*)	72,085	326,545
Charles River Laboratories International, Inc. (*)	2,421	655,970
Maravai LifeSciences Holdings, Inc., Class A (*)	43,385	376,148
Stevanato Group SpA	14,540	466,734
		1,825,397
Machinery | 5.4%
Columbus McKinnon Corp.	12,477	556,849
Gates Industrial Corp. PLC (*)	33,685	596,561
Middleby Corp. (*)	4,853	780,314
Nordson Corp.	1,086	298,150
		2,231,874
Oil, Gas & Consumable Fuels | 3.6%
Antero Resources Corp. (*)	23,106	670,074
Magnolia Oil & Gas Corp., Class A	31,046	805,644
		1,475,718
Professional Services | 1.1%
Jacobs Solutions, Inc.	2,992	459,960
Real Estate Management & Development | 1.7%
DigitalBridge Group, Inc.	36,640	706,053
Residential REITs | 1.3%
Camden Property Trust	5,483	539,527
Retail REITs | 1.5%
Brixmor Property Group, Inc.	27,146	636,574
Semiconductors & Semiconductor Equipment | 5.4%
Allegro MicroSystems, Inc. (*)	14,498	390,866
Credo Technology Group Holding Ltd. (*)	18,006	381,547
MKS Instruments, Inc.	4,712	626,696
Onto Innovation, Inc. (*)	3,309	599,194
Wolfspeed, Inc. (*)	7,789	229,775
		2,228,078
Software | 5.4%
CyberArk Software Ltd. (*)	1,315	349,303
Dolby Laboratories, Inc., Class A	5,432	455,039
DoubleVerify Holdings, Inc. (*)	16,275	572,229
Dynatrace, Inc. (*)	8,289	384,941
Description	Shares	Fair Value
N-able, Inc. (*)	35,523	$464,286
		2,225,798
Specialized REITs | 1.3%
CubeSmart	11,796	533,415
Specialty Retail | 6.1%
Boot Barn Holdings, Inc. (*)	6,270	596,590
Chewy, Inc., Class A (*)	29,258	465,495
Five Below, Inc. (*)	1,937	351,333
RH (*)	1,520	529,355
Warby Parker, Inc., Class A (*)	42,870	583,461
		2,526,234
Trading Companies & Distributors | 0.8%
Hudson Technologies, Inc. (*)	29,547	325,312
Total Common Stocks (Cost $32,218,408)		40,709,447
Total Investments | 98.5% (Cost $32,218,408)		$40,709,447
Cash and Other Assets in Excess of Liabilities | 1.5%		624,257
Net Assets | 100.0%		$41,333,704

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio
Common Stocks | 97.0%
Automobile Components | 0.7%
Aptiv PLC (*)	1,188	$94,624
Banks | 2.3%
Commerce Bancshares, Inc.	5,644	300,261
Building Products | 2.3%
Carlisle Cos., Inc.	278	108,934
Trane Technologies PLC	646	193,929
		302,863
Capital Markets | 5.5%
Charles Schwab Corp.	4,938	357,215
Intercontinental Exchange, Inc.	2,604	357,868
		715,083
Chemicals | 0.2%
Arcadium Lithium PLC (*)	4,959	21,373
Commercial Services & Supplies | 3.6%
MSA Safety, Inc.	498	96,408
Waste Management, Inc.	1,729	368,536
		464,944
Communications Equipment | 1.0%
Cisco Systems, Inc.	2,554	127,470
Consumer Finance | 1.9%
American Express Co.	1,083	246,588
Consumer Staples Distribution & Retail | 1.2%
Sysco Corp.	1,911	155,135
Containers & Packaging | 1.6%
Avery Dennison Corp.	958	213,874
Electrical Equipment | 2.8%
Rockwell Automation, Inc.	1,142	332,699
Shoals Technologies Group, Inc., Class A (*)	3,114	34,814
		367,513
Electronic Equipment, Instruments & Components | 1.3%
Amphenol Corp., Class A	1,459	168,296
Financial Services | 3.9%
Visa, Inc., A Shares	1,813	505,972
Ground Transportation | 2.3%
Norfolk Southern Corp.	1,147	292,336
Health Care Equipment & Supplies | 3.8%
Boston Scientific Corp. (*)	3,946	270,261
Lantheus Holdings, Inc. (*)	1,229	76,493
Medtronic PLC	1,666	145,192
		491,946
Description	Shares	Fair Value
Health Care Providers & Services | 4.8%
Humana, Inc.	374	$129,673
UnitedHealth Group, Inc.	996	492,721
		622,394
Household Products | 2.6%
Procter & Gamble Co.	2,104	341,374
Industrial REITs | 2.3%
Prologis, Inc.	2,312	301,069
IT Services | 3.4%
Accenture PLC, Class A	1,291	447,474
Life Sciences Tools & Services | 9.1%
Agilent Technologies, Inc.	1,521	221,321
Danaher Corp.	1,445	360,845
IQVIA Holdings, Inc. (*)	956	241,763
Thermo Fisher Scientific, Inc.	608	353,376
		1,177,305
Machinery | 4.9%
Deere & Co.	520	213,585
Nordson Corp.	562	154,291
Watts Water Technologies, Inc., Class A	583	123,917
Xylem, Inc.	1,083	139,967
		631,760
Personal Care Products | 1.1%
Estee Lauder Cos., Inc., Class A	938	144,593
Pharmaceuticals | 3.3%
Johnson & Johnson	1,114	176,224
Zoetis, Inc.	1,459	246,877
		423,101
Semiconductors & Semiconductor Equipment | 7.3%
Analog Devices, Inc.	2,021	399,733
Applied Materials, Inc.	1,229	253,457
Broadcom, Inc.	122	161,700
Marvell Technology, Inc.	883	62,587
ON Semiconductor Corp. (*)	916	67,372
		944,849
Software | 16.7%
Adobe, Inc. (*)	411	207,391
CyberArk Software Ltd. (*)	434	115,283
Intuit, Inc.	353	229,450
Microsoft Corp.	3,230	1,358,926
Salesforce, Inc.	842	253,593
		2,164,643

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio (concluded)
Specialty Retail | 3.2%
Home Depot, Inc.	1,083	$415,439
Technology Hardware, Storage & Peripherals | 3.0%
Apple, Inc.	2,238	383,772
Textiles, Apparel & Luxury Goods | 0.9%
NIKE, Inc., Class B	1,250	117,475
Total Common Stocks (Cost $8,913,798)		12,583,526
Short-Term Investments | 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $400,056)	400,056	400,056
Total Investments | 100.1% (Cost $9,313,854)		$12,983,582
Liabilities in Excess of Cash and Other Assets | (0.1)%		(14,679)
Net Assets | 100.0%		$12,968,903

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio
Closed-End Management Investment Companies | 0.4%
BlackRock Credit Allocation Income Trust	7,676	$82,056
Kayne Anderson Energy Infrastructure Fund	9,991	100,010
(Cost $172,503)		182,066
Common Stocks | 98.5%
Aerospace & Defense | 0.1%
AAR Corp. (*)	684	40,951
Automobile Components | 1.3%
Adient PLC (*)	2,588	85,197
Autoliv, Inc.	700	84,301
BorgWarner, Inc.	2,314	80,388
Gentex Corp.	2,497	90,192
Gentherm, Inc. (*)	1,656	95,352
Phinia, Inc.	170	6,533
Standard Motor Products, Inc.	2,705	90,753
		532,716
Automobiles | 0.4%
Harley-Davidson, Inc.	3,406	148,978
Banks | 1.5%
Amalgamated Financial Corp.	5,190	124,560
Cadence Bank	2,892	83,868
Capital City Bank Group, Inc.	2,345	64,957
Financial Institutions, Inc.	3,131	58,925
First Business Financial Services, Inc.	862	32,325
FS Bancorp, Inc.	897	31,135
OFG Bancorp	2,068	76,123
Orange County Bancorp, Inc.	1,149	52,854
UMB Financial Corp.	1,050	91,340
VersaBank	1,132	11,999
		628,086
Beverages | 0.2%
Coca-Cola Consolidated, Inc.	114	96,491
Biotechnology | 5.1%
AC Immune SA (*)	1,801	5,331
ACADIA Pharmaceuticals, Inc. (*)	3,725	68,875
ADMA Biologics, Inc. (*)	46,193	304,874
Alkermes PLC (*)	4,990	135,079
Anika Therapeutics, Inc. (*)	3,697	93,904
Apellis Pharmaceuticals, Inc. (*)	1,374	80,764
Biohaven Ltd. (*)	272	14,876
Blueprint Medicines Corp. (*)	981	93,058
Catalyst Pharmaceuticals, Inc. (*)	12,233	194,994
Description	Shares	Fair Value
Deciphera Pharmaceuticals, Inc. (*)	5,052	$79,468
Exelixis, Inc. (*)	2,200	52,206
Halozyme Therapeutics, Inc. (*)	3,301	134,285
Ironwood Pharmaceuticals, Inc. (*)	7,426	64,680
MiMedx Group, Inc. (*)	9,632	74,166
Myriad Genetics, Inc. (*)	4,357	92,891
Neurocrine Biosciences, Inc. (*)	574	79,166
PTC Therapeutics, Inc. (*)	2,944	85,641
Puma Biotechnology, Inc. (*)	25,363	134,424
Sage Therapeutics, Inc. (*)	3,510	65,777
Ultragenyx Pharmaceutical, Inc. (*)	1,831	85,489
United Therapeutics Corp. (*)	641	147,251
Vanda Pharmaceuticals, Inc. (*)	1,330	5,466
		2,092,665
Broadline Retail | 0.5%
Dillard’s, Inc., Class A	249	117,438
Ollie’s Bargain Outlet Holdings, Inc. (*)	1,240	98,667
		216,105
Building Products | 2.5%
American Woodmark Corp. (*)	709	72,077
AZEK Co., Inc. (*)	2,341	117,565
Builders FirstSource, Inc. (*)	2,027	422,731
Gibraltar Industries, Inc. (*)	1,213	97,683
Owens Corning	191	31,859
Simpson Manufacturing Co., Inc.	281	57,656
Tecnoglass, Inc.	87	4,527
UFP Industries, Inc.	1,255	154,377
Zurn Elkay Water Solutions Corp.	2,684	89,833
		1,048,308
Capital Markets | 1.8%
Affiliated Managers Group, Inc.	507	84,907
Bain Capital Specialty Finance, Inc.	7,801	122,320
Carlyle Secured Lending, Inc.	8,511	138,559
Federated Hermes, Inc.	2,207	79,717
Golub Capital BDC, Inc.	5,039	83,799
Houlihan Lokey, Inc.	632	81,016
New Mountain Finance Corp.	6,385	80,898
SEI Investments Co.	1,180	84,842
		756,058
Chemicals | 1.1%
Avient Corp.	2,270	98,518
Bioceres Crop Solutions Corp. (*)	9,321	118,004
Cabot Corp.	1,110	102,342
Ingevity Corp. (*)	752	35,870

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Minerals Technologies, Inc.	1,305	$98,241
		452,975
Commercial Services & Supplies | 3.8%
ACCO Brands Corp.	16,728	93,844
Aris Water Solutions, Inc., Class A	7,592	107,427
BrightView Holdings, Inc. (*)	16,093	191,507
CECO Environmental Corp. (*)	7,115	163,787
Civeo Corp.	5,164	138,654
Clean Harbors, Inc. (*)	491	98,843
CompX International, Inc.	1,262	43,287
Deluxe Corp.	2,460	50,651
Ennis, Inc.	990	20,305
HNI Corp.	2,294	103,528
Interface, Inc.	5,884	98,969
Liquidity Services, Inc. (*)	5,929	110,279
OPENLANE, Inc. (*)	4,720	81,656
Steelcase, Inc.,Class A	14,075	184,101
Viad Corp. (*)	2,570	101,489
		1,588,327
Communications Equipment | 1.3%
Calix, Inc. (*)	2,549	84,525
Ceragon Networks Ltd. (*)	51,000	163,200
Ciena Corp. (*)	1,776	87,823
Extreme Networks, Inc. (*)	5,250	60,585
Gilat Satellite Networks Ltd. (*)	7,512	40,790
Ituran Location & Control Ltd.	3,539	98,951
		535,874
Construction & Engineering | 1.5%
API Group Corp. (*)	800	31,416
Argan, Inc.	729	36,844
IES Holdings, Inc. (*)	2,141	260,431
Limbach Holdings, Inc. (*)	4,456	184,567
Stantec, Inc.	1,201	99,731
		612,989
Construction Materials | 0.3%
U.S. Lime & Minerals, Inc.	460	137,144
Consumer Finance | 1.1%
Bread Financial Holdings, Inc.	2,414	89,897
Enova International, Inc. (*)	1,919	120,571
FirstCash Holdings, Inc.	672	85,707
PROG Holdings, Inc.	4,285	147,575
		443,750
Consumer Staples Distribution & Retail | 0.5%
Andersons, Inc.	1,811	103,897
Description	Shares	Fair Value
PriceSmart, Inc.	1,097	$92,148
		196,045
Containers & Packaging | 1.0%
Greif, Inc.,Class A	2,257	155,846
Myers Industries, Inc.	4,217	97,708
Pactiv Evergreen, Inc.	3,670	52,554
Sonoco Products Co.	1,548	89,536
		395,644
Distributors | 0.2%
Weyco Group, Inc.	2,523	80,433
Diversified Consumer Services | 2.7%
Afya Ltd., Class A (*)	8,907	165,492
American Public Education, Inc. (*)	6,404	90,937
Frontdoor, Inc. (*)	3,441	112,108
Grand Canyon Education, Inc. (*)	982	133,758
Laureate Education, Inc.	11,252	163,942
Lincoln Educational Services Corp. (*)	4,577	47,280
Perdoceo Education Corp.	5,043	88,555
Strategic Education, Inc.	851	88,606
Stride, Inc. (*)	1,824	115,003
Universal Technical Institute, Inc. (*)	6,009	95,784
Vitru Ltd. (*)	1,341	19,337
		1,120,802
Diversified REITs | 0.4%
Broadstone Net Lease, Inc.	4,518	70,797
Essential Properties Realty Trust, Inc.	3,012	80,300
		151,097
Diversified Telecommunication Services | 0.2%
Liberty Latin America Ltd., Class C (*)	14,335	100,202
Electrical Equipment | 2.9%
Acuity Brands, Inc.	633	170,106
Allient, Inc.	4,060	144,861
Atkore, Inc.	1,181	224,815
nVent Electric PLC	2,853	215,116
Powell Industries, Inc.	599	85,238
Preformed Line Products Co.	1,489	191,590
Regal Rexnord Corp.	256	46,105
Thermon Group Holdings, Inc. (*)	3,337	109,187
		1,187,018
Electronic Equipment, Instruments & Components | 4.8%
Advanced Energy Industries, Inc.	420	42,832
Bel Fuse, Inc. Class B	1,749	105,482
Benchmark Electronics, Inc.	3,056	91,710
Celestica, Inc. (*)	8,695	390,753
Climb Global Solutions, Inc.	1,624	115,109

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Coherent Corp. (*)	1,376	$83,413
Daktronics, Inc. (*)	14,404	143,464
ePlus, Inc. (*)	1,298	101,945
Itron, Inc. (*)	1,609	148,865
Jabil, Inc.	1,331	178,287
Kimball Electronics, Inc. (*)	4,322	93,571
Mirion Technologies, Inc. (*)	12,064	137,168
nLight, Inc. (*)	2,865	37,245
Novanta, Inc. (*)	263	45,964
OSI Systems, Inc. (*)	574	81,979
PC Connection, Inc.	1,319	86,962
Sanmina Corp. (*)	609	37,868
ScanSource, Inc. (*)	1,439	63,374
		1,985,991
Energy Equipment & Services | 0.6%
North American Construction Group Ltd.	2,013	44,850
NOV, Inc.	5,129	100,118
Select Water Solutions, Inc.	10,550	97,376
		242,344
Entertainment | 0.2%
Cinemark Holdings, Inc. (*)	4,484	80,577
Financial Services | 1.4%
Cass Information Systems, Inc.	1,503	72,399
Enact Holdings, Inc.	2,917	90,952
Euronet Worldwide, Inc. (*)	772	84,866
Merchants Bancorp	1,763	76,126
NMI Holdings, Inc., Class A (*)	4,881	157,852
WEX, Inc. (*)	386	91,687
		573,882
Ground Transportation | 0.5%
FTAI Infrastructure, Inc.	19,068	119,747
Knight-Swift Transportation Holdings, Inc.	718	39,504
XPO, Inc. (*)	458	55,890
		215,141
Health Care Equipment & Supplies | 3.7%
Artivion, Inc. (*)	1,340	28,354
CONMED Corp.	1,026	82,162
DENTSPLY SIRONA, Inc.	1,275	42,317
Glaukos Corp. (*)	461	43,468
Haemonetics Corp. (*)	1,619	138,182
ICU Medical, Inc. (*)	278	29,835
iRadimed Corp.	3,636	159,948
Neogen Corp. (*)	4,877	76,959
OraSure Technologies, Inc. (*)	19,014	116,936
Penumbra, Inc. (*)	278	62,044
Description	Shares	Fair Value
RxSight, Inc. (*)	2,829	$145,920
Sanara Medtech, Inc. (*)	1,322	48,914
Semler Scientific, Inc. (*)	3,110	90,843
Shockwave Medical, Inc. (*)	155	50,473
Surmodics, Inc. (*)	2,164	63,492
UFP Technologies, Inc. (*)	876	220,927
Utah Medical Products, Inc.	855	60,799
Varex Imaging Corp. (*)	3,293	59,603
		1,521,176
Health Care Providers & Services | 2.1%
Addus HomeCare Corp. (*)	1,581	163,381
Chemed Corp.	151	96,931
DocGo, Inc. (*)	21,629	87,381
Encompass Health Corp.	589	48,640
NeoGenomics, Inc. (*)	2,362	37,131
Option Care Health, Inc. (*)	3,917	131,376
PetIQ, Inc. (*)	5,479	100,156
RadNet, Inc. (*)	1,187	57,759
Talkspace, Inc. (*)	28,217	100,735
Viemed Healthcare, Inc. (*)	3,644	34,363
		857,853
Health Care REITs | 0.7%
Healthpeak Properties, Inc.	7,892	147,975
LTC Properties, Inc.	2,092	68,011
Omega Healthcare Investors, Inc.	2,611	82,690
		298,676
Health Care Technology | 0.2%
HealthStream, Inc.	2,594	69,156
Hotels, Restaurants & Leisure | 1.4%
Accel Entertainment, Inc. (*)	13,249	156,206
Arcos Dorados Holdings, Inc., Class A (*)	3,542	39,387
Boyd Gaming Corp.	1,611	108,453
Denny’s Corp. (*)	3,876	34,729
Despegar.com Corp. (*)	8,714	104,219
International Game Technology PLC	4,271	96,482
Krispy Kreme, Inc.	3,083	46,969
		586,445
Household Durables | 2.1%
Beazer Homes USA, Inc. (*)	3,494	114,603
Cavco Industries, Inc. (*)	271	108,145
Dream Finders Homes, Inc., Class A (*)	1,168	51,077
Hamilton Beach Brands Holding Co., Class A	3,749	91,326
Helen of Troy Ltd. (*)	352	40,565
Hooker Furnishings Corp.	2,085	50,061
Hovnanian Enterprises, Inc., Class A (*)	1,036	162,590
KB Home	372	26,367

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
M/I Homes, Inc. (*)	351	$47,838
MDC Holdings, Inc.	1,385	87,130
Tri Pointe Homes, Inc. (*)	2,467	95,374
		875,076
Household Products | 0.2%
Oil-Dri Corp. of America	1,166	86,937
Independent Power & Renewable Electricity Producers | 0.4%
Atlantica Sustainable Infrastructure PLC	4,981	92,049
Brookfield Renewable Corp., Class A	3,048	74,889
		166,938
Industrial REITs | 0.7%
Americold Realty Trust, Inc.	2,126	52,980
EastGroup Properties, Inc.	249	44,763
First Industrial Realty Trust, Inc.	1,278	67,146
LXP Industrial Trust	6,595	59,487
STAG Industrial, Inc.	1,918	73,728
		298,104
Insurance | 2.1%
Assurant, Inc.	420	79,061
Enstar Group Ltd. (*)	289	89,810
International General Insurance Holdings Ltd.	3,376	45,711
Palomar Holdings, Inc. (*)	1,306	109,482
Primerica, Inc.	385	97,390
Reinsurance Group of America, Inc.	512	98,754
RLI Corp.	561	83,292
Selective Insurance Group, Inc.	804	87,773
Unum Group	1,567	84,085
White Mountains Insurance Group Ltd.	45	80,743
		856,101
Interactive Media & Services | 1.6%
Cargurus, Inc. (*)	3,875	89,435
Cars.com, Inc. (*)	4,989	85,711
IAC, Inc. (*)	584	31,151
Match Group, Inc. (*)	2,448	88,813
MediaAlpha, Inc., Class A (*)	4,443	90,504
VTEX, Class A (*)	11,794	96,357
Yelp, Inc. (*)	2,832	111,581
ZipRecruiter, Inc., Class A (*)	7,392	84,934
		678,486
IT Services | 1.4%
Amdocs Ltd.	890	80,429
Backblaze, Inc., Class A (*)	8,265	84,551
BigBear.ai Holdings, Inc. (*)	23,983	49,165
Description	Shares	Fair Value
CI&T, Inc., Class A (*)	2,358	$9,739
Hackett Group, Inc.	4,498	109,301
Okta, Inc. (*)	1,122	117,384
Rackspace Technology, Inc. (*)	15,805	24,972
Squarespace, Inc., Class A (*)	2,535	92,375
		567,916
Leisure Products | 2.1%
BRP, Inc.	1,827	122,592
Brunswick Corp.	1,276	123,159
Escalade, Inc.	1,307	17,971
JAKKS Pacific, Inc. (*)	4,723	116,658
Johnson Outdoors, Inc., Class A	1,969	90,791
Malibu Boats, Inc. ,Class A (*)	1,405	60,808
Marine Products Corp.	4,454	52,334
MasterCraft Boat Holdings, Inc. (*)	4,280	101,522
Polaris, Inc.	1,180	118,142
YETI Holdings, Inc. (*)	2,189	84,386
		888,363
Life Sciences Tools & Services | 2.0%
Azenta, Inc. (*)	1,380	83,186
Bruker Corp.	1,963	184,404
ChromaDex Corp. (*)	7,425	25,839
CryoPort, Inc. (*)	2,836	50,197
Medpace Holdings, Inc. (*)	948	383,134
Mesa Laboratories, Inc.	965	105,890
		832,650
Machinery | 3.8%
AGCO Corp.	684	84,146
Alamo Group, Inc.	653	149,099
Allison Transmission Holdings, Inc.	3,416	277,243
Blue Bird Corp. (*)	1,428	54,750
Columbus McKinnon Corp.	2,115	94,392
Energy Recovery, Inc. (*)	5,994	94,645
Hyster-Yale Materials Handling, Inc.	729	46,780
Mueller Industries, Inc.	3,876	209,033
REV Group, Inc.	8,927	197,197
Tennant Co.	1,339	162,836
Terex Corp.	1,438	92,607
Watts Water Technologies, Inc., Class A	432	91,822
		1,554,550
Marine Transportation | 1.4%
Danaos Corp.	2,181	157,468
Euroseas Ltd.	4,206	150,785
Global Ship Lease, Inc., Class A	2,158	43,807
Golden Ocean Group Ltd.	6,839	88,634

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Grindrod Shipping Holdings Ltd.	5,069	$53,579
Safe Bulkers, Inc.	18,210	90,322
		584,595
Media | 0.9%
Emerald Holding, Inc. (*)	9,342	63,619
Gambling.com Group Ltd. (*)	6,107	55,757
Innovid Corp. (*)	13,185	32,831
Scholastic Corp.	2,469	93,106
Sinclair, Inc.	2,507	33,769
Thryv Holdings, Inc. (*)	4,763	105,881
		384,963
Mortgage Real Estate Investment Trusts (REITs) | 0.7%
Claros Mortgage Trust, Inc.	9,133	89,138
Franklin BSP Realty Trust, Inc.	5,637	75,311
PennyMac Mortgage Investment Trust	8,993	132,017
		296,466
Office REITs | 0.3%
COPT Defense Properties	2,450	59,217
Postal Realty Trust, Inc., Class A	3,897	55,805
		115,022
Oil, Gas & Consumable Fuels | 0.3%
Sabine Royalty Trust	709	45,085
San Juan Basin Royalty Trust	11,674	61,756
		106,841
Paper & Forest Products | 0.3%
Clearwater Paper Corp. (*)	3,173	138,755
Personal Care Products | 0.8%
Edgewell Personal Care Co.	2,211	85,433
elf Beauty, Inc. (*)	610	119,578
Herbalife Ltd. (*)	5,130	51,557
Nature’s Sunshine Products, Inc. (*)	2,398	49,807
Nu Skin Enterprises, Inc., Class A	2,362	32,666
		339,041
Pharmaceuticals | 0.3%
Amphastar Pharmaceuticals, Inc. (*)	1,850	81,234
Tilray Brands, Inc. (*)	21,873	54,026
		135,260
Professional Services | 4.8%
ASGN, Inc. (*)	1,244	130,321
Barrett Business Services, Inc.	1,323	167,651
Clarivate PLC (*)	8,765	65,124
Conduent, Inc. (*)	12,227	41,327
CRA International, Inc.	1,276	190,864
CSG Systems International, Inc.	2,273	117,150
Description	Shares	Fair Value
ExlService Holdings, Inc. (*)	2,317	$73,681
Franklin Covey Co. (*)	3,099	121,667
FTI Consulting, Inc. (*)	460	96,733
Heidrick & Struggles International, Inc.	4,378	147,363
Huron Consulting Group, Inc. (*)	1,241	119,905
IBEX Holdings Ltd. (*)	1,804	27,836
ICF International, Inc.	323	48,654
Kelly Services, Inc., Class A	3,939	98,633
Legalzoom.com, Inc. (*)	7,389	98,569
Resources Connection, Inc.	7,051	92,791
Science Applications International Corp.	966	125,957
Sterling Check Corp. (*)	5,784	93,007
Willdan Group, Inc. (*)	3,817	110,655
		1,967,888
Real Estate Management & Development | 0.4%
FirstService Corp.	466	77,263
FRP Holdings, Inc. (*)	683	41,936
RMR Group, Inc., Class A	1,783	42,792
		161,991
Residential REITs | 0.4%
Apartment Income REIT Corp.	1,781	57,829
Camden Property Trust	739	72,718
Elme Communities	3,784	52,673
		183,220
Retail REITs | 1.8%
Agree Realty Corp.	1,168	66,716
Alexander’s, Inc.	361	78,388
Brixmor Property Group, Inc.	3,511	82,333
Federal Realty Investment Trust	614	62,702
Kite Realty Group Trust	3,070	66,558
NNN REIT, Inc.	1,999	85,437
Phillips Edison & Co., Inc.	1,990	71,381
Realty Income Corp.	1,202	65,028
Retail Opportunity Investments Corp.	6,372	81,689
Tanger, Inc.	3,029	89,446
		749,678
Semiconductors & Semiconductor Equipment | 2.0%
Axcelis Technologies, Inc. (*)	1,966	219,248
Cirrus Logic, Inc. (*)	1,671	154,668
Diodes, Inc. (*)	709	49,985
Kulicke & Soffa Industries, Inc.	1,843	92,721
NVE Corp.	578	52,124
Photronics, Inc. (*)	5,990	169,637
Silicon Laboratories, Inc. (*)	645	92,699
		831,082

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Software | 11.6%
Agilysys, Inc. (*)	1,251	$105,409
Alarm.com Holdings, Inc. (*)	597	43,265
Alkami Technology, Inc. (*)	5,058	124,275
Appfolio, Inc., Class A (*)	573	141,382
BILL Holdings, Inc. (*)	680	46,730
Blackline, Inc. (*)	1,742	112,498
Box, Inc., Class A (*)	3,083	87,311
Cellebrite DI Ltd. (*)	14,542	161,125
Cerence, Inc. (*)	5,326	83,884
Clear Secure, Inc., Class A	2,262	48,113
Clearwater Analytics Holdings, Inc., Class A (*)	4,708	83,284
CommVault Systems, Inc. (*)	1,860	188,660
Confluent, Inc., Class A (*)	3,157	96,352
Daily Journal Corp. (*)	267	96,550
Dave, Inc. (*)	2,604	96,713
Docebo, Inc. (*)	897	43,935
DocuSign, Inc. (*)	1,826	108,738
Dolby Laboratories, Inc., Class A	1,136	95,163
E2open Parent Holdings, Inc. (*)	11,872	52,712
Elastic NV (*)	1,524	152,766
Freshworks, Inc., Class A (*)	5,399	98,316
Gitlab, Inc., Class A (*)	1,115	65,027
JFrog Ltd. (*)	2,689	118,908
Karooooo Ltd.	1,074	26,914
Magic Software Enterprises Ltd.	1,661	19,018
Manhattan Associates, Inc. (*)	403	100,843
MeridianLink, Inc. (*)	2,076	38,821
Mitek Systems, Inc. (*)	7,541	106,328
Monday.com Ltd. (*)	666	150,429
nCino, Inc. (*)	2,651	99,094
Open Text Corp.	2,901	112,646
Pegasystems, Inc.	2,392	154,619
Procore Technologies, Inc. (*)	1,191	97,864
Progress Software Corp.	2,419	128,957
Qualys, Inc. (*)	698	116,475
Red Violet, Inc. (*)	674	13,177
ReposiTrak, Inc.	3,281	52,004
RingCentral, Inc., Class A (*)	2,731	94,875
Samsara, Inc. Class A (*)	6,136	231,879
Sapiens International Corp. NV	2,969	95,483
SEMrush Holdings, Inc.,Class A (*)	3,456	45,827
SentinelOne, Inc. Class A (*)	4,835	112,704
Smartsheet, Inc.,Class A (*)	1,873	72,110
SolarWinds Corp. (*)	6,616	83,494
Description	Shares	Fair Value
Sprinklr, Inc., Class A (*)	9,606	$117,866
Sprout Social, Inc., Class A (*)	1,517	90,580
SPS Commerce, Inc. (*)	267	49,368
Tenable Holdings, Inc. (*)	2,130	105,286
Vertex, Inc., Class A (*)	2,700	85,752
Weave Communications, Inc. (*)	7,204	82,702
Workiva, Inc. (*)	820	69,536
		4,805,767
Specialized REITs | 0.4%
Extra Space Storage, Inc.	554	81,438
Four Corners Property Trust, Inc.	3,486	85,302
		166,740
Specialty Retail | 3.4%
American Eagle Outfitters, Inc.	3,848	99,240
Asbury Automotive Group, Inc. (*)	313	73,799
AutoNation, Inc. (*)	671	111,104
Betterware de Mexico SAPI de CV	8,181	163,456
Boot Barn Holdings, Inc. (*)	590	56,139
Buckle, Inc.	2,199	88,554
Build-A-Bear Workshop, Inc.	4,266	127,425
Group 1 Automotive, Inc.	361	105,495
Lithia Motors, Inc.	131	39,413
Murphy USA, Inc.	427	178,998
Signet Jewelers Ltd.	1,191	119,183
Upbound Group, Inc.	2,697	94,961
Urban Outfitters, Inc. (*)	2,125	92,268
Winmark Corp.	108	39,064
		1,389,099
Technology Hardware, Storage & Peripherals | 1.1%
Super Micro Computer, Inc. (*)	351	354,521
Xerox Holdings Corp.	4,489	80,353
		434,874
Textiles, Apparel & Luxury Goods | 2.4%
Carter’s, Inc.	1,052	89,083
Crocs, Inc. (*)	633	91,025
G-III Apparel Group Ltd. (*)	2,664	77,283
Gildan Activewear, Inc.	3,387	125,759
Kontoor Brands, Inc.	1,724	103,871
Movado Group, Inc.	2,705	75,551
Oxford Industries, Inc.	1,363	153,201
PVH Corp.	743	104,473
Superior Group of Cos., Inc.	4,059	67,055
Tapestry, Inc.	2,652	125,917
		1,013,218

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (concluded)
Trading Companies & Distributors | 2.7%
Applied Industrial Technologies, Inc.	786	$155,274
Beacon Roofing Supply, Inc. (*)	1,067	104,587
Boise Cascade Co.	1,536	235,576
DNOW, Inc. (*)	8,064	122,573
GMS, Inc. (*)	62	6,035
Karat Packaging, Inc.	3,365	96,273
McGrath RentCorp	851	104,988
MRC Global, Inc. (*)	8,050	101,189
MSC Industrial Direct Co., Inc. Class A	939	91,121
Titan Machinery, Inc. (*)	3,846	95,419
		1,113,035
Wireless Telecommunication Services | 0.1%
Spok Holdings, Inc.	3,410	54,390
Total Common Stocks (Cost $33,534,564)		40,770,945
Rights | 0.0%
Biotechnology | 0.0%
Adamas Pharmaceuticals, Inc. CVR
Expires 2024 (*), (¢)	1,139	0
Expires 2025 (*), (¢)	1,139	0
Epizyme, Inc. CVR Expires 2499 (*), (¢)	41,136	823
Radius Health, Inc. CVR Expires 2499 (*), (¢)	7,231	578
		1,401
Paper & Forest Products | 0.0%
Resolute Forest Products, Inc. CVR Expires 2499 (*), (¢)	10,077	0
Total Rights (Cost $15,847)		1,401
Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $378,876)	378,876	378,876
Total Investments | 99.8% (Cost $34,101,790)		$41,333,288
Cash and Other Assets in Excess of Liabilities | 0.2%		62,784
Net Assets | 100.0%		$41,396,072

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio
Convertible Corporate Bonds | 88.6%
Automobiles | 3.0%
Ford Motor Co., 0.000%, 03/15/26	$238	$247,163
Rivian Automotive, Inc., 4.625%, 03/15/29	164	132,102
		379,265
Biotechnology | 7.2%
Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/27	186	175,747
Bridgebio Pharma, Inc., 2.500%, 03/15/27	76	81,804
Exact Sciences Corp., 0.375%, 03/01/28	227	209,839
Halozyme Therapeutics, Inc., 0.250%, 03/01/27	280	249,157
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26	100	98,942
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	73	85,454
		900,943
Broadline Retail | 1.2%
Etsy, Inc., 0.125%, 10/01/26	143	151,866
Capital Markets | 0.4%
Coinbase Global, Inc., 0.500%, 06/01/26	43	47,269
Communications Equipment | 0.8%
Lumentum Holdings, Inc., 0.500%, 06/15/28	123	95,542
Construction & Engineering | 1.2%
Fluor Corp., 1.125%, 08/15/29	135	152,314
Consumer Staples Distribution & Retail | 1.0%
Chefs’ Warehouse, Inc., 2.375%, 12/15/28	107	117,647
Diversified REITs | 1.5%
Welltower OP LLC, 2.750%, 05/15/28	166	185,605
Electric Utilities | 3.1%
Alliant Energy Corp., 3.875%, 03/15/26	84	83,034
PG&E Corp., 4.250%, 12/01/27	176	177,012
Description	Principal Amount (000)	Fair Value
Southern Co., 3.875%, 12/15/25	$128	$127,520
		387,566
Electrical Equipment | 0.4%
Bloom Energy Corp., 3.000%, 06/01/28	50	45,563
Entertainment | 2.6%
Cinemark Holdings, Inc., 4.500%, 08/15/25	21	29,217
Live Nation Entertainment, Inc., 2.000%, 02/15/25	268	297,989
		327,206
Financial Services | 1.6%
Global Payments, Inc., 1.500%, 03/01/31	152	161,424
Shift4 Payments, Inc., 0.000%, 12/15/25	35	37,625
		199,049
Ground Transportation | 2.7%
Uber Technologies, Inc., 0.000%, 12/15/25	301	339,377
Health Care Equipment & Supplies | 5.8%
Dexcom, Inc., 0.250%, 11/15/25	260	286,359
Enovis Corp., 3.875%, 10/15/28	80	102,760
Insulet Corp., 0.375%, 09/01/26	85	88,676
Integra LifeSciences Holdings Corp., 0.500%, 08/15/25	91	87,051
Shockwave Medical, Inc., 1.000%, 08/15/28	78	99,937
TransMedics Group, Inc., 1.500%, 06/01/28	57	62,755
		727,538
Health Care Technology | 1.3%
Teladoc Health, Inc., 1.250%, 06/01/27	188	158,860
Hotels, Restaurants & Leisure | 7.0%
Airbnb, Inc., 0.000%, 03/15/26	192	179,025
Booking Holdings, Inc., 0.750%, 05/01/25	94	181,890
Carnival Corp., 5.750%, 10/01/24	45	75,515
Marriott Vacations Worldwide Corp., 0.000%, 01/15/26	103	98,107

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (continued)
NCL Corp. Ltd., 5.375%, 08/01/25	$120	$157,440
Pebblebrook Hotel Trust, 1.750%, 12/15/26	90	81,171
Vail Resorts, Inc., 0.000%, 01/01/26	103	94,760
		867,908
Independent Power & Renewable Electricity Producers | 0.5%
NextEra Energy Partners LP, 0.000%, 11/15/25	74	65,953
Interactive Media & Services | 4.3%
Match Group Financeco 3, Inc., 2.000%, 01/15/30	250	215,636
Snap, Inc., 0.750%, 08/01/26	213	204,853
Ziff Davis, Inc., 1.750%, 11/01/26	120	114,144
		534,633
IT Services | 6.9%
Akamai Technologies, Inc., 0.375%, 09/01/27	209	221,018
Block, Inc., 0.125%, 03/01/25	171	175,489
Cloudflare, Inc., 0.000%, 08/15/26	274	257,491
MongoDB, Inc., 0.250%, 01/15/26	73	128,165
Okta, Inc., 0.125%, 09/01/25	84	80,850
		863,013
Leisure Products | 2.1%
Royal Caribbean Cruises Ltd., 6.000%, 08/15/25	93	264,771
Machinery | 0.7%
Middleby Corp., 1.000%, 09/01/25	66	86,856
Media | 4.4%
Cable One, Inc., 1.125%, 03/15/28	117	88,405
Liberty Broadband Corp., 3.125%, 03/31/53	225	214,042
Liberty Media Corp., 3.750%, 03/15/28	139	170,901
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	67	68,854
		542,202
Description	Principal Amount (000)	Fair Value
Multi-Utilities | 1.8%
CMS Energy Corp., 3.375%, 05/01/28	$224	$220,864
Oil, Gas & Consumable Fuels | 1.8%
Pioneer Natural Resources Co., 0.250%, 05/15/25	77	220,555
Passenger Airlines | 2.5%
American Airlines Group, Inc., 6.500%, 07/01/25	120	139,380
Southwest Airlines Co., 1.250%, 05/01/25	164	166,583
		305,963
Professional Services | 1.0%
Parsons Corp., 2.625%, 03/01/29	114	123,975
Real Estate Management & Development | 1.4%
Zillow Group, Inc., 1.375%, 09/01/26	144	178,830
Semiconductors & Semiconductor Equipment | 5.1%
Enphase Energy, Inc., 0.000%, 03/01/26	151	139,335
Microchip Technology, Inc., 0.125%, 11/15/24	132	140,712
ON Semiconductor Corp., 0.500%, 03/01/29	265	262,085
Wolfspeed, Inc., 0.250%, 02/15/28	161	94,749
		636,881
Software | 11.7%
Bill Holdings, Inc., 0.000%, 12/01/25	98	91,728
Five9, Inc., 0.500%, 06/01/25	109	102,874
HubSpot, Inc., 0.375%, 06/01/25	49	109,981
MicroStrategy, Inc., 0.750%, 12/15/25	44	188,980
Nutanix, Inc., 0.250%, 10/01/27	139	170,970
Palo Alto Networks, Inc., 0.375%, 06/01/25	133	380,247
Tyler Technologies, Inc., 0.250%, 03/15/26	141	142,339
Workiva, Inc., 1.250%, 08/15/28	172	160,562
Zscaler, Inc., 0.125%, 07/01/25	80	109,396
		1,457,077

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (continued)
Specialty Retail | 1.0%
Wayfair, Inc., 3.250%, 09/15/27	$96	$126,480
Technology Hardware, Storage & Peripherals | 2.6%
Seagate HDD Cayman, 3.500%, 06/01/28	153	194,539
Western Digital Corp., 3.000%, 11/15/28	88	129,184
		323,723
Total Convertible Corporate Bonds (Cost $10,428,934)		11,035,294

Description	Shares	Fair Value
Preferred Stocks | 7.6%
Banks | 4.2%
Bank of America Corp. Series L	293	$349,766
Wells Fargo & Co., Series L	145	176,805
		526,571
Electric Utilities | 1.1%
NextEra Energy, Inc.	3,602	140,226
Financial Services | 1.4%
Apollo Global Management, Inc.	2,652	169,065
Machinery | 0.9%
Chart Industries, Inc., Series B	1,698	109,029
Total Preferred Stocks (Cost $942,939)		944,891
Short-Term Investments | 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $340,157)	340,157	340,157
Total Investments | 98.9% (Cost $11,712,030)		$12,320,342
Cash and Other Assets in Excess of Liabilities | 1.1%		138,758
Net Assets | 100.0%		$12,459,100

Lazard US Convertibles Portfolio (concluded)

Futures Contracts open at March 31, 2024:

Financial Futures	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation
CME E-Mini S&P 500 Index	1	$50	06/21/24	$259,583	$265,425	$5,842

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio
Corporate Bonds | 95.7%
Aerospace & Defense | 3.0%
Bombardier, Inc.:
7.125%, 06/15/26 (#)	$1,250	$1,267,991
8.750%, 11/15/30 (#)	2,250	2,402,496
TransDigm, Inc.:
6.750%, 08/15/28 (#)	1,000	1,013,198
4.625%, 01/15/29	500	464,003
		5,147,688
Automobile Components | 1.5%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	1,000	900,665
Goodyear Tire & Rubber Co.:
5.000%, 05/31/26	250	244,688
5.250%, 07/15/31	1,500	1,367,379
		2,512,732
Automobiles | 0.6%
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	945,450
Building Products | 2.1%
Builders FirstSource, Inc., 4.250%, 02/01/32 (#)	2,000	1,793,740
Griffon Corp., 5.750%, 03/01/28	1,750	1,713,646
		3,507,386
Chemicals | 2.4%
Methanex Corp., 5.125%, 10/15/27	1,750	1,692,651
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,498,759
WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	1,000	950,381
		4,141,791
Commercial Services & Supplies | 3.8%
ADT Security Corp., 4.125%, 08/01/29 (#)	250	229,043
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	1,940,003
GFL Environmental, Inc., 3.500%, 09/01/28 (#)	1,750	1,602,988
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 08/31/27 (#)	1,500	1,377,786
Description	Principal Amount (000)	Fair Value
Valvoline, Inc., 3.625%, 06/15/31 (#)	$1,500	$1,293,014
		6,442,834
Construction Materials | 1.0%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,714,674
Consumer Staples Distribution & Retail | 2.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 03/15/29 (#)	2,000	1,795,169
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,649,542
U.S. Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,391,533
		4,836,244
Containers & Packaging | 3.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/29 (#)	1,200	967,262
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 08/15/26 (#)	1,200	1,085,657
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,477,172
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 02/01/28 (#)	1,000	1,002,075
Silgan Holdings, Inc., 4.125%, 02/01/28	1,996	1,888,568
		6,420,734
Diversified Consumer Services | 1.1%
Service Corp. International, 4.625%, 12/15/27	2,000	1,932,895
Diversified REITs | 4.4%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 06/15/26 (#)	1,500	1,412,858
Iron Mountain, Inc.:
4.875%, 09/15/29 (#)	500	469,095
4.500%, 02/15/31 (#)	1,250	1,127,797
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 05/15/29 (#)	1,500	1,394,883
RHP Hotel Properties LP/RHP Finance Corp., 4.500%, 02/15/29 (#)	1,750	1,634,064
SBA Communications Corp., 3.125%, 02/01/29	1,500	1,323,758
		7,362,455

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (continued)
Diversified Telecommunication Services | 2.3%
Connect Finco Sarl/Connect U.S. Finco LLC, 6.750%, 10/01/26 (#)	$1,500	$1,470,000
Frontier Communications Holdings LLC, 8.750%, 05/15/30 (#)	1,500	1,534,834
Hughes Satellite Systems Corp., 5.250%, 08/01/26	1,091	907,998
		3,912,832
Electric Utilities | 0.8%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,294,437
Electrical Equipment | 1.5%
Sensata Technologies, Inc.:
4.375%, 02/15/30 (#)	1,100	1,001,160
3.750%, 02/15/31 (#)	250	216,251
Vistra Operations Co. LLC, 4.375%, 05/01/29 (#)	1,500	1,389,577
		2,606,988
Entertainment | 1.1%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,419,979
Live Nation Entertainment, Inc., 3.750%, 01/15/28 (#)	500	462,573
		1,882,552
Financial Services | 0.9%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/31 (#)	1,750	1,595,446
Food Products | 3.4%
B&G Foods, Inc., 5.250%, 04/01/25	526	523,072
Lamb Weston Holdings, Inc., 4.125%, 01/31/30 (#)	2,000	1,823,606
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,798,984
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,569,773
		5,715,435
Gas Utilities | 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 06/01/28 (#)	1,500	1,553,265
Health Care Equipment & Supplies | 2.7%
Avantor Funding, Inc., 3.875%, 11/01/29 (#)	1,500	1,352,159
Description	Principal Amount (000)	Fair Value
Hologic, Inc., 4.625%, 02/01/28 (#)	$2,000	$1,925,474
Medline Borrower LP, 3.875%, 04/01/29 (#)	1,500	1,365,310
		4,642,943
Health Care Providers & Services | 2.5%
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,681,112
Legacy LifePoint Health LLC, 4.375%, 02/15/27 (#)	1,250	1,191,144
Tenet Healthcare Corp., 4.375%, 01/15/30	1,500	1,386,408
		4,258,664
Hotels, Restaurants & Leisure | 7.3%
1011778 BC ULC/New Red Finance, Inc., 3.875%, 01/15/28 (#)	2,100	1,973,610
Boyd Gaming Corp.:
4.750%, 12/01/27	850	818,836
4.750%, 06/15/31 (#)	1,250	1,148,684
Carnival Corp., 7.625%, 03/01/26 (#)	1,500	1,517,639
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.375%, 04/15/27	1,550	1,526,836
Hilton Domestic Operating Co., Inc., 3.625%, 02/15/32 (#)	2,000	1,722,004
MGM Resorts International, 4.625%, 09/01/26	800	782,604
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,572,891
Travel & Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,379,300
		12,442,404
Household Durables | 0.9%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	1,750	1,588,143
Household Products | 0.7%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,200	1,111,438
Independent Power & Renewable Electricity Producers | 1.8%
Calpine Corp., 4.500%, 02/15/28 (#)	1,500	1,422,710
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,637,938
		3,060,648

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (continued)
Interactive Media & Services | 0.8%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	$1,500	$1,352,239
Machinery | 5.1%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,727,429
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	738,737
4.625%, 05/15/30 (#)	1,000	913,248
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	2,000	1,814,063
Terex Corp., 5.000%, 05/15/29 (#)	2,000	1,888,175
Vertiv Group Corp., 4.125%, 11/15/28 (#)	1,750	1,628,273
		8,709,925
Media | 10.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125%, 05/01/27 (#)	500	476,386
4.750%, 03/01/30 (#)	1,500	1,287,961
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,316,145
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,438,980
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 08/15/27 (#)	2,300	2,213,659
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,192,753
Sinclair Television Group, Inc., 5.125%, 02/15/27 (#)	1,750	1,592,565
Sirius XM Radio, Inc.:
5.000%, 08/01/27 (#)	1,750	1,683,644
3.875%, 09/01/31 (#)	1,000	833,814
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,568,760
Univision Communications, Inc., 6.625%, 06/01/27 (#)	1,750	1,711,561
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,724,698
		17,040,926
Metals & Mining | 1.8%
FMG Resources August 2006 Pty. Ltd., 4.500%, 09/15/27 (#)	1,750	1,681,067
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,383,934
		3,065,001
Description	Principal Amount (000)	Fair Value
Mortgage Real Estate Investment Trusts (REITs) | 1.0%
Starwood Property Trust, Inc., 3.625%, 07/15/26 (#)	$1,743	$1,635,386
Oil, Gas & Consumable Fuels | 10.5%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,425,028
Civitas Resources, Inc., 8.750%, 07/01/31 (#)	2,000	2,140,120
CVR Energy, Inc., 8.500%, 01/15/29 (#)	1,500	1,518,790
DT Midstream, Inc., 4.375%, 06/15/31 (#)	1,350	1,222,592
Genesis Energy LP/Genesis Energy Finance Corp., 8.000%, 01/15/27	1,000	1,011,628
Hess Midstream Operations LP, 4.250%, 02/15/30 (#)	1,850	1,699,979
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,631,613
Southwestern Energy Co.:
5.700%, 01/23/25	1,800	1,791,564
4.750%, 02/01/32	250	230,139
Sunoco LP/Sunoco Finance Corp., 4.500%, 04/30/30	2,000	1,831,442
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 01/15/28 (#)	1,250	1,204,353
Transocean, Inc., 8.750%, 02/15/30 (#)	2,070	2,158,339
		17,865,587
Passenger Airlines | 0.6%
United Airlines Pass-Through Trust, Series 2012-1, Class A, 4.150%, 10/11/25	966	965,608
Software | 2.2%
Clarivate Science Holdings Corp., 3.875%, 07/01/28 (#)	1,200	1,110,231
Cloud Software Group, Inc.:
6.500%, 03/31/29 (#)	1,000	948,961
9.000%, 09/30/29 (#)	1,000	959,117
NCR Voyix Corp., 5.125%, 04/15/29 (#)	750	695,590
		3,713,899
Specialty Retail | 3.4%
Asbury Automotive Group, Inc.:
4.500%, 03/01/28	987	939,708
5.000%, 02/15/32 (#)	750	679,532
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 01/15/29 (#)	500	458,488
6.750%, 01/15/30 (#)	1,250	1,122,390

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (concluded)
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	$1,000	$921,645
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,569,442
		5,691,205
Technology Hardware, Storage & Peripherals | 2.9%
NCR Atleos Corp., 9.500%, 04/01/29 (#)	1,000	1,069,609
Seagate HDD Cayman, 4.091%, 06/01/29	2,083	1,917,881
Western Digital Corp., 4.750%, 02/15/26	2,000	1,953,767
		4,941,257
Trading Companies & Distributors | 3.9%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	1,029,859
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 07/15/27 (#)	2,000	1,935,902
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	2,000	1,964,378
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,676,927
		6,607,066
Total Corporate Bonds (Cost $172,461,808)		162,218,177

Description	Shares	Fair Value
Exchange-Traded Funds | 1.8%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $3,009,906)	38,882	$3,022,298
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $2,208,994)	2,208,994	2,208,994
Total Investments | 98.8% (Cost $177,680,708)		$167,449,469
Cash and Other Assets in Excess of Liabilities | 1.2%		2,050,997
Net Assets | 100.0%		$169,500,466

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 10.5%
Financial Services | 4.6%
AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/37 (#)	$750	$702,913
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.530%, 03/15/61 (#)	471	426,113
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61 (#)	500	437,871
		1,566,897
Real Estate Management & Development | 4.0%
Progress Residential Trust, Series 2020-SFR3, Class A, 1.294%, 10/17/27 (#)	742	695,623
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 07/17/38	749	693,783
		1,389,406
Specialty Retail | 1.9%
CARS-DB4 LP, Series 2020-1A, Class A1, 2.690%, 02/15/50 (#)	665	646,097
Total Asset-Backed Securities (Cost $3,546,249)		3,602,400
Corporate Bonds | 24.7%
Automobiles | 2.3%
American Honda Finance Corp., 5.250%, 07/07/26	800	804,587
Banks | 11.5%
Bank of America Corp., 4.000%, 01/22/25	1,050	1,036,046
Citigroup, Inc., 2.014% (SOFR + 0.694%), 01/25/26 (§)	1,075	1,042,308
Goldman Sachs Group, Inc., 3.500%, 04/01/25	900	882,962
JPMorgan Chase & Co., 2.301% (SOFR + 1.160%), 10/15/25 (§)	1,000	982,381
		3,943,697
Biotechnology | 2.0%
Amgen, Inc., 5.250%, 03/02/25	675	672,954
Consumer Finance | 2.9%
American Express Co., 2.500%, 07/30/24	1,000	989,744
Diversified Telecommunication Services | 2.0%
T-Mobile USA, Inc., 2.625%, 04/15/26	725	688,676

Description	Principal Amount (000)	Fair Value
Oil, Gas & Consumable Fuels | 2.0%
Phillips 66 Co., 3.605%, 02/15/25	$700	$688,270
Software | 2.0%
Oracle Corp., 2.500%, 04/01/25	700	678,887
Total Corporate Bonds (Cost $8,460,013)		8,466,815
Mortgage-Backed Securities | 1.8%
Federal Home Loan Mortgage Corp. 4.250%, 08/14/26 (Cost $641,272)	650	638,989
U.S. Treasury Securities | 61.8%
U.S. Treasury Notes:
4.625%, 02/28/26	4,115	4,111,624
4.125%, 06/15/26	6,605	6,539,982
4.375%, 12/15/26	10,590	10,563,939
(Cost $21,314,207)		21,215,545

Description	Shares	Fair Value
Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $165,130)	165,130	$165,130
Total Investments | 99.3% (Cost $34,126,871)		$34,088,879
Cash and Other Assets in Excess of Liabilities | 0.7%		241,356
Net Assets | 100.0%		$34,330,235

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 0.5%
Singapore | 0.0%
Sea Ltd. ADR (*)	71	$3,813
United States | 0.5%
EchoStar Corp., Class A (*), (±)	341	4,859
Harmonic, Inc. (*), (±)	965	12,970
JetBlue Airways Corp. (*), (±)	110	816
Maxeon Solar Technologies Ltd. (*), (±)	6,127	20,403
Penn Entertainment, Inc. (*), (±)	2,386	43,449
Rivian Automotive, Inc., Class A (*), (±)	3,395	37,175
Shift4 Payments, Inc., Class A (*), (±)	1,068	70,563
		190,235
Total Common Stocks (Cost $209,736)		194,048

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 131.5%
Austria | 0.8%
ams-OSRAM AG, 2.125%, 11/03/27 (±)	EUR	400	$313,730
Brazil | 0.3%
GOL Equity Finance SA, 3.750%, 07/15/24 (#), («), (±)	USD	829	116,060
Canada | 4.7%
Ivanhoe Mines Ltd., 2.500%, 04/15/26 (±)	USD	347	559,433
Shopify, Inc., 0.125%, 11/01/25 (±)	USD	1,181	1,124,312
SSR Mining, Inc., 2.500%, 04/01/39 (±)	USD	2	1,793
StorageVault Canada, Inc., 5.000%, 03/31/28 (±)	CAD	121	83,969
			1,769,507
Hong Kong | 2.2%
Cathay Pacific Finance III Ltd., 2.750%, 02/05/26 (±)	HKD	6,000	841,329
Netherlands | 0.8%
Pharming Group NV, 3.000%, 01/21/25 (±)	EUR	300	318,446
Singapore | 0.3%
Sea Ltd.:
2.375%, 12/01/25 (±)	USD	79	79,395
0.250%, 09/15/26 (±)	USD	19	16,331
			95,726
Description	Security Currency	Principal Amount (000)	Fair Value
United Kingdom | 0.5%
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	200	$196,065
United States | 121.9%
Advanced Energy Industries, Inc., 2.500%, 09/15/28 (±)	USD	19	19,416
Air Transport Services Group, Inc., 3.875%, 08/15/29 (±)	USD	207	172,283
Airbnb, Inc., 0.000%, 03/15/26 (±)	USD	209	194,876
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	9	10,454
Amyris, Inc., 1.500%, 11/15/26 («), (±)	USD	938	37,051
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/26 (±)	USD	145	236,573
Arbor Realty Trust, Inc., 7.500%, 08/01/25 (±)	USD	709	698,152
Bentley Systems, Inc., 0.375%, 07/01/27 (±)	USD	84	75,754
Bill Holdings, Inc., 0.000%, 12/01/25 (±)	USD	627	586,872
BioMarin Pharmaceutical, Inc., 0.599%, 08/01/24 (±)	USD	794	781,614
Blackline, Inc., 0.125%, 08/01/24 (±)	USD	280	286,917
BlackLine, Inc., 0.000%, 03/15/26 (±)	USD	710	645,969
Block, Inc.:
0.125%, 03/01/25 (±)	USD	1,067	1,095,009
0.000%, 05/01/26 (±)	USD	145	130,225
Bloom Energy Corp.:
2.500%, 08/15/25 (±)	USD	1,154	1,222,663
3.000%, 06/01/28 (±)	USD	19	17,314
Bread Financial Holdings, Inc., 4.250%, 06/15/28 (±)	USD	322	376,933
Burlington Stores, Inc., 2.250%, 04/15/25 (±)	USD	295	347,923
Cardlytics, Inc., 4.250%, 04/01/29	USD	167	183,074
Carnival Corp., 5.750%, 10/01/24 (±)	USD	455	763,535
Century Aluminum Co., 2.750%, 05/01/28 (±)	USD	219	223,489
Cerence, Inc., 3.000%, 06/01/25 (±)	USD	98	95,991
Chart Industries, Inc., 1.000%, 11/15/24 (±)	USD	559	1,571,852
Cheesecake Factory, Inc., 0.375%, 06/15/26 (±)	USD	80	71,596

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Chefs’ Warehouse, Inc., 2.375%, 12/15/28 (±)	USD	378	$415,611
Chegg, Inc., 0.125%, 03/15/25 (±)	USD	360	337,140
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	527	338,731
Coinbase Global, Inc.:
0.500%, 06/01/26 (±)	USD	136	149,503
0.250%, 04/01/30 (±)	USD	115	121,718
Confluent, Inc., 0.000%, 01/15/27 (±)	USD	209	180,018
CONMED Corp., 2.250%, 06/15/27 (±)	USD	414	379,348
CSG Systems International, Inc., 3.875%, 09/15/28 (±)	USD	404	399,595
Danimer Scientific, Inc., 3.250%, 12/15/26 (±)	USD	146	19,170
Datadog, Inc., 0.125%, 06/15/25 (±)	USD	24	33,936
Dayforce, Inc., 0.250%, 03/15/26 (±)	USD	142	130,640
Desktop Metal, Inc., 6.000%, 05/15/27 (±)	USD	336	243,271
DigitalOcean Holdings, Inc., 0.000%, 12/01/26 (±)	USD	1,109	934,998
DraftKings Holdings, Inc., 0.000%, 03/15/28 (±)	USD	209	181,308
Dropbox, Inc.:
0.000%, 03/01/26 (±)	USD	198	188,694
0.000%, 03/01/28 (±)	USD	84	78,803
Eagle Bulk Shipping, Inc., 5.000%, 08/01/24 (±)	USD	1,041	2,060,659
Encore Capital Group, Inc., 4.000%, 03/15/29 (±)	USD	502	471,880
Enphase Energy, Inc., 0.000%, 03/01/26 (±)	USD	314	289,743
Envestnet, Inc.:
0.750%, 08/15/25 (±)	USD	538	524,281
2.625%, 12/01/27 (±)	USD	9	9,554
Evolent Health, Inc., 3.500%, 12/01/29 (±)	USD	89	102,417
EZCORP, Inc.:
2.875%, 07/01/24 (±)	USD	637	710,553
3.750%, 12/15/29 (±)	USD	371	449,395
Fisker, Inc., 2.500%, 09/15/26 (±)	USD	772	7,720
Five9, Inc., 1.000%, 03/15/29 (±)	USD	10	10,375
Glaukos Corp., 2.750%, 06/15/27 (±)	USD	736	1,310,080
Description	Security Currency	Principal Amount (000)	Fair Value
Green Plains, Inc., 2.250%, 03/15/27 (±)	USD	325	$332,930
Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	714	794,004
Guidewire Software, Inc., 1.250%, 03/15/25 (±)	USD	1,038	1,202,523
Haemonetics Corp., 0.000%, 03/01/26 (±)	USD	61	56,309
Halozyme Therapeutics, Inc., 0.250%, 03/01/27 (±)	USD	188	167,291
Harmonic, Inc., 2.000%, 09/01/24 (±)	USD	325	513,577
Health Catalyst, Inc., 2.500%, 04/15/25 (±)	USD	42	39,711
INOTIV, Inc., 3.250%, 10/15/27 (±)	USD	420	255,618
Insmed, Inc., 0.750%, 06/01/28 (±)	USD	189	202,892
Insulet Corp., 0.375%, 09/01/26 (±)	USD	564	588,393
iRhythm Technologies, Inc., 1.500%, 09/01/29 (±)	USD	20	21,207
Ironwood Pharmaceuticals, Inc.:
0.750%, 06/15/24 (±)	USD	494	492,456
1.500%, 06/15/26 (±)	USD	84	85,531
Jamf Holding Corp., 0.125%, 09/01/26 (±)	USD	344	308,534
Jazz Investments I Ltd., 1.500%, 08/15/24 (±)	USD	538	531,140
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	70	37,976
Lantheus Holdings, Inc., 2.625%, 12/15/27 (±)	USD	189	209,743
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	347	143,138
3.750%, 02/15/30 (±)	USD	1,033	421,002
Liberty Media Corp., 2.375%, 09/30/53 (±)	USD	672	784,560
Live Nation Entertainment, Inc., 3.125%, 01/15/29 (±)	USD	20	24,088
Livent Corp., 4.125%, 07/15/25 (±)	USD	478	635,740
Lyft, Inc., 0.625%, 03/01/29 (±)	USD	20	23,462
Marcus Corp., 5.000%, 09/15/25 (±)	USD	398	573,120
Marriott Vacations Worldwide Corp., 0.000%, 01/15/26 (±)	USD	846	805,815
Match Group Financeco 2, Inc., 0.875%, 06/15/26 (±)	USD	1,077	986,119

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Match Group Financeco 3, Inc., 2.000%, 01/15/30 (±)	USD	31	$26,739
Maxeon Solar Technologies Ltd., 6.500%, 07/15/25 (±)	USD	531	289,407
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	409	386,504
MicroStrategy, Inc.:
0.000%, 02/15/27 (±)	USD	209	285,557
0.875%, 03/15/31 (±)	USD	20	20,390
Middleby Corp., 1.000%, 09/01/25 (±)	USD	963	1,267,308
Mirum Pharmaceuticals, Inc., 4.000%, 05/01/29 (±)	USD	18	20,374
Model N, Inc., 2.625%, 06/01/25 (±)	USD	51	55,814
Natera, Inc., 2.250%, 05/01/27 (±)	USD	369	903,029
NCL Corp. Ltd.:
5.375%, 08/01/25 (±)	USD	26	34,112
1.125%, 02/15/27 (±)	USD	352	333,731
NeoGenomics, Inc., 1.250%, 05/01/25 (±)	USD	642	622,339
Okta, Inc.:
0.125%, 09/01/25 (±)	USD	611	588,087
0.375%, 06/15/26 (±)	USD	723	665,883
Omnicell, Inc., 0.250%, 09/15/25 (±)	USD	52	49,009
OPKO Health, Inc., 3.750%, 01/15/29 (±)	USD	336	356,370
Pacira BioSciences, Inc., 0.750%, 08/01/25 (±)	USD	847	806,767
PAR Technology Corp., 2.875%, 04/15/26 (±)	USD	222	276,834
Pegasystems, Inc., 0.750%, 03/01/25 (±)	USD	1,386	1,331,253
PennyMac Corp. , 5.500%, 03/15/26 (±)	USD	360	343,368
Perficient, Inc., 0.125%, 11/15/26 (±)	USD	140	121,355
Plug Power, Inc., 7.000%, 06/01/26	USD	19	19,230
Porch Group, Inc., 0.750%, 09/15/26 (±)	USD	666	379,620
Progress Software Corp., 3.500%, 03/01/30 (±)	USD	20	20,300
PureCycle Technologies, Inc., 7.250%, 08/15/30 (±)	USD	59	33,071
Q2 Holdings, Inc., 0.750%, 06/01/26 (±)	USD	908	864,870
Rapid7, Inc., 1.250%, 03/15/29 (±)	USD	10	10,190
Description	Security Currency	Principal Amount (000)	Fair Value
Redfin Corp., 0.500%, 04/01/27 (±)	USD	190	$106,400
Repay Holdings Corp., 0.000%, 02/01/26 (±)	USD	637	592,783
RingCentral, Inc., 0.000%, 03/15/26 (±)	USD	279	252,774
Rocket Lab USA, Inc., 4.250%, 02/01/29 (±)	USD	20	21,263
Seagate HDD Cayman, 3.500%, 06/01/28 (±)	USD	10	12,715
Shift Technologies, Inc., 4.750%, 05/15/26 («), (±)	USD	850	10,413
Shift4 Payments, Inc.:
0.000%, 12/15/25 (±)	USD	111	119,325
0.500%, 08/01/27 (±)	USD	62	57,815
SMART Global Holdings, Inc., 2.000%, 02/01/29 (±)	USD	197	272,355
Snap, Inc.:
0.250%, 05/01/25 (±)	USD	324	315,252
0.750%, 08/01/26 (±)	USD	449	431,826
0.000%, 05/01/27 (±)	USD	19	15,367
SoFi Technologies, Inc., 1.250%, 03/15/29 (±)	USD	20	20,180
Sphere Entertainment Co., 3.500%, 12/01/28 (±)	USD	39	60,768
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	331	296,410
Super Micro Computer, Inc., 0.000%, 03/01/29 (±)	USD	209	232,404
Transocean, Inc., 4.625%, 09/30/29 (±)	USD	579	1,172,128
Unity Software, Inc., 0.000%, 11/15/26 (±)	USD	393	335,032
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	576	639,706
Veeco Instruments, Inc.:
3.500%, 01/15/25 (±)	USD	63	95,117
3.750%, 06/01/27 (±)	USD	130	332,365
Vishay Intertechnology, Inc., 2.250%, 09/15/30 (±)	USD	48	46,080
Wayfair, Inc., 0.625%, 10/01/25 (±)	USD	314	291,643
Western Digital Corp., 3.000%, 11/15/28 (±)	USD	20	29,360
Winnebago Industries, Inc., 3.250%, 01/15/30 (±)	USD	135	146,374
WisdomTree, Inc., 5.750%, 08/15/28 (±)	USD	119	138,338

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Zillow Group, Inc., 1.375%, 09/01/26 (±)	USD	105	$130,397
			46,447,656
Total Convertible Corporate Bonds (Cost $50,674,922)			50,098,519

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Purchased Options | 0.1%
Call
Arcadium Lithium PLC, Expires 05/17/24	MSC	62	$5	$6,200	$930
Beauty Health Co., Expires 05/17/24	MSC	39	5	3,900	1,755
Danimer Scientific, Inc., Expires 05/17/24	MSC	47	2	4,700	235
OPKO Health, Inc., Expires 05/17/24	MSC	204	1	20,400	5,100
OPKO Health, Inc., Expires 06/21/24	MSC	184	1	18,400	4,600
Revance Therapeutics, Inc., Expires 04/19/24	MSC	6	13	600	30
Shift4 Payments, Inc., Expires 05/17/24	MSC	11	90	1,100	1,188
Snap, Inc., Expires 04/19/24	MSC	42	26	4,200	903
Put
Bloom Energy Corp., Expires 04/19/24	MSC	21	10	2,100	462
Health Catalyst, Inc., Expires 05/17/24	MSC	40	8	4,000	2,800
Inotiv, Inc., Expires 07/19/24	MSC	36	5	3,600	180
Maxeon Solar Technologies, Ltd., Expires 06/21/24	MSC	50	3	5,000	2,750
NeoGenomics, Inc., Expires 05/17/24	MSC	20	13	2,000	500
OPKO Health, Inc., Expires 06/21/24	MSC	207	1	20,700	3,105
iShares Russell 2000 ETF, Expires 04/19/24	MSC	49	186	4,900	833
Total Purchased Options (Cost $29,138)					25,371
Description		Principal Amount (000)	Fair Value
U.S. Treasury Securities | 36.8%
U.S. Treasury Bills:
0.000%, 04/11/24 (±)	USD	6,375	$6,365,723
0.000%, 05/07/24	USD	2,715	2,700,750
0.000%, 05/07/24 (±)	USD	89	88,533
0.000%, 05/23/24 (±)	USD	805	798,896
0.000%, 05/23/24	USD	400	396,967
0.000%, 07/16/24 (±)	USD	3,080	3,032,774
U.S. Treasury Note, 4.125%, 10/31/27 (±)	USD	656	650,798
Total U.S. Treasury Securities (Cost $14,045,441)			14,034,441

Description	Shares	Fair Value
Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $1,408,199)	1,408,199	$1,408,199
Total Investments excluding Securities Sold Short | 172.6% (Cost $66,367,436)		$65,760,578
Securities Sold Short | (88.8)%
Common Stocks | (56.0)%
Canada | (1.8)%
Ivanhoe Mines Ltd., Class A	(42,613)	(508,380)
Shopify, Inc., Class A	(1,966)	(151,716)
SSR Mining, Inc.	(495)	(2,208)
StorageVault Canada, Inc.	(6,339)	(24,147)
		(686,451)
Ghana | (0.0)%
Kosmos Energy Ltd.	(277)	(1,651)
Hong Kong | (1.4)%
Cathay Pacific Airways Ltd.	(471,000)	(535,343)
Jersey | (1.1)%
Arcadium Lithium PLC	(96,907)	(417,669)
Netherlands | (0.0)%
Pharming Group NV	(4,893)	(5,374)
United States | (51.7)%
Advanced Energy Industries, Inc.	(84)	(8,566)
Air Transport Services Group, Inc.	(3,067)	(42,202)
Airbnb, Inc., Class A	(164)	(27,053)
American Airlines Group, Inc.	(322)	(4,943)
Anywhere Real Estate, Inc.	(179)	(1,106)
Apellis Pharmaceuticals, Inc.	(3,044)	(178,926)
Arbor Realty Trust, Inc. REIT	(13,023)	(172,555)
ATI, Inc.	(393)	(20,110)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Bentley Systems, Inc., Class B	(379)	$(19,791)
Bill Holdings, Inc.	(640)	(43,981)
BlackLine, Inc.	(920)	(59,414)
Block, Inc.	(2,696)	(228,028)
Bloom Energy Corp., Class A	(31,979)	(359,444)
Bread Financial Holdings, Inc.	(6,743)	(251,109)
Burlington Stores, Inc.	(889)	(206,417)
Cardlytics, Inc.	(6,487)	(93,997)
Carnival Corp.	(44,302)	(723,895)
Century Aluminum Co.	(10,907)	(167,859)
Cerence, Inc.	(78)	(1,228)
Chart Industries, Inc.	(9,462)	(1,558,581)
Cheesecake Factory, Inc.	(437)	(15,798)
Chefs’ Warehouse, Inc.	(6,222)	(234,321)
Cloudflare, Inc., Class A	(56)	(5,422)
Coherus Biosciences, Inc.	(3,064)	(7,323)
Coinbase Global, Inc. Class A	(459)	(121,690)
Collegium Pharmaceutical, Inc.	(105)	(4,076)
Confluent, Inc. Class A	(474)	(14,466)
CONMED Corp.	(1,019)	(81,602)
CSG Systems International, Inc.	(2,889)	(148,899)
Danimer Scientific, Inc.	(13,592)	(14,815)
Datadog, Inc., Class A	(2,802)	(346,327)
Dayforce, Inc.	(150)	(9,931)
Desktop Metal, Inc., Class A	(121,254)	(106,704)
DigitalOcean Holdings, Inc.	(549)	(20,961)
DraftKings, Inc. Class A	(894)	(40,597)
Dropbox, Inc., Class A Class A	(1,458)	(35,429)
Dynavax Technologies Corp.	(6,102)	(75,726)
Eagle Bulk Shipping, Inc.	(32,857)	(2,052,577)
Encore Capital Group, Inc.	(4,852)	(221,300)
Enphase Energy, Inc.	(242)	(29,277)
Envestnet, Inc.	(703)	(40,711)
Etsy, Inc.	(57)	(3,917)
Evolent Health, Inc., Class A	(1,745)	(57,219)
Expedia Group, Inc.	(43)	(5,923)
EZCORP, Inc. Class A	(80,128)	(907,850)
Five9, Inc.	(245)	(15,217)
Glaukos Corp.	(11,787)	(1,111,396)
Granite Construction, Inc.	(38)	(2,171)
Green Plains, Inc.	(6,651)	(153,771)
Greenbrier Cos., Inc.	(8,913)	(464,367)
Guess?, Inc.	(1)	(31)
Guidewire Software, Inc.	(5,923)	(691,273)
Haemonetics Corp.	(35)	(2,987)
Halozyme Therapeutics, Inc.	(803)	(32,666)
Description	Shares	Fair Value
Health Catalyst, Inc.	(762)	$(5,738)
HubSpot, Inc.	(175)	(109,648)
Innoviva, Inc.	(155)	(2,362)
Inotiv, Inc.	(7,954)	(87,017)
Insmed, Inc.	(4,526)	(122,790)
Insulet Corp.	(1,361)	(233,275)
Integra LifeSciences Holdings Corp.	(41)	(1,453)
iRhythm Technologies, Inc.	(98)	(11,368)
Ironwood Pharmaceuticals, Inc.	(3,180)	(27,698)
Jamf Holding Corp.	(459)	(8,423)
Karyopharm Therapeutics, Inc.	(2,309)	(3,487)
Lantheus Holdings, Inc.	(1,558)	(96,970)
LCI Industries	(256)	(31,503)
Live Nation Entertainment, Inc.	(5,043)	(533,398)
Lyft, Inc., Class A	(636)	(12,307)
MannKind Corp.	(37)	(168)
Marcus Corp.	(35,031)	(499,542)
Marriott Vacations Worldwide Corp.	(1,533)	(165,150)
Match Group, Inc.	(2,256)	(81,848)
MicroStrategy, Inc., Class A	(128)	(218,184)
Middleby Corp.	(6,253)	(1,005,420)
Mirum Pharmaceuticals, Inc.	(437)	(10,977)
Mitek Systems, Inc.	(2,110)	(29,751)
Model N, Inc.	(742)	(21,125)
MongoDB, Inc.	(293)	(105,082)
Natera, Inc.	(9,036)	(826,433)
National Vision Holdings, Inc.	(926)	(20,520)
NeoGenomics, Inc.	(284)	(4,464)
Norwegian Cruise Line Holdings Ltd.	(23,610)	(494,157)
Okta, Inc.	(1,093)	(114,350)
OPKO Health, Inc.	(196,435)	(235,722)
Pacira BioSciences, Inc.	(411)	(12,009)
PAR Technology Corp.	(3,703)	(167,968)
Pebblebrook Hotel Trust REIT	(35)	(539)
Pegasystems, Inc.	(647)	(41,822)
PennyMac Mortgage Investment Trust REIT	(2,083)	(30,578)
PetIQ, Inc.	(1,188)	(21,717)
Plug Power, Inc.	(3,420)	(11,765)
Porch Group, Inc.	(17,197)	(74,119)
Progress Software Corp.	(175)	(9,329)
PureCycle Technologies, Inc.	(3,981)	(24,762)
Q2 Holdings, Inc.	(3,800)	(199,728)
Rapid7, Inc.	(97)	(4,757)
Redfin Corp.	(521)	(3,465)
Repay Holdings Corp.	(2,873)	(31,603)
Rocket Lab USA, Inc.	(3,122)	(12,831)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Seagate Technology Holdings PLC	(92)	$(8,561)
SMART Global Holdings, Inc.	(8,050)	(211,876)
Snap, Inc., Class A	(3,367)	(38,653)
SoFi Technologies, Inc.	(1,797)	(13,118)
Sphere Entertainment Co.	(989)	(48,540)
Spotify Technology SA	(13)	(3,431)
Summit Hotel Properties, Inc. REIT	(9,181)	(59,768)
Super Micro Computer, Inc.	(118)	(119,184)
Topgolf Callaway Brands Corp.	(2,815)	(45,519)
Transocean Ltd.	(153,698)	(965,223)
Travere Therapeutics, Inc.	(2,709)	(20,886)
Varex Imaging Corp.	(13,721)	(248,350)
Veeco Instruments, Inc.	(11,390)	(400,586)
Vishay Intertechnology, Inc.	(954)	(21,637)
Western Digital Corp.	(322)	(21,973)
Winnebago Industries, Inc.	(1,073)	(79,402)
WisdomTree, Inc.	(9,166)	(84,236)
Zillow Group, Inc. Class C	(1,446)	(70,536)
Zscaler, Inc.	(1,135)	(218,635)
		(19,693,381)
Total Common Stocks (Proceeds $19,670,212)		(21,339,869)

Description	Security Currency	Principal Amount (000)	Fair Value
Convertiable Corporate Bonds | (0.2)%
United States | (0.2)%
JetBlue Airways Corp., 0.500%, 04/01/26	USD	(19)	$(16,681)
Rivian Automotive, Inc., 3.625%, 10/15/30	USD	(98)	(69,090)
Total Convertiable Corporate Bonds (Proceeds $81,288)			(85,771)

Description	Shares	Fair Value
Exchange-Traded Funds | (3.8)%
iShares iBoxx $ High Yield Corporate Bond ETF	(5,335)	$(414,690)
SPDR S&P 500 ETF Trust	(1,934)	(1,011,617)
(Proceeds $1,400,969)		(1,426,307)
Description	Security Currency	Principal Amount (000)	Fair Value
U.S. Treasury Securities | (28.8)%
U.S. Treasury Bills, 0.000%, 04/09/24 (Proceeds $10,987,108)	USD	(11,000)	$(10,987,187)
Total Securities Sold Short (Proceeds $32,139,577)			(33,839,134)
Total Investments | 83.8% (Cost and short proceeds $34,227,859) (»)			31,921,444
Cash and Other Assets in Excess of Liabilities | 16.2%			6,175,148
Net Assets | 100.0%			$38,096,592

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at March 31, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CAD	598,000	USD	440,892	SSB	06/26/24	$1,122	$—
USD	501,697	CAD	680,000	SSB	06/26/24	—	928
USD	1,026,692	EUR	945,000	SSB	06/26/24	3,696	—
USD	325,128	HKD	2,537,000	SSB	06/26/24	216	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$5,034	$928

Total Return Swap Agreements open at March 31, 2024:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	Unrealized Appreciation	Unrealized Depreciation
Long Position Contract
USD	NIP	$934,544	11/30/27	ATI, Inc., 3.500%, 06/15/25	5.32%	$287,032	$—
USD	BNP	6,634	10/17/24	Beauty Health Co., 1.250%, 10/01/26	5.32	1,672	—
USD	BNP	225,870	10/17/24	Cheesecake Factory Inc. 0.375%, 06/15/26	5.32	12,186	—
USD	NIP	857,113	11/30/27	Cloudflare, Inc., 0.000%, 08/15/26	5.32	27,192	—
USD	BNP	272,778	10/17/24	Collegium Pharmaceutical, Inc., 2.875%, 02/15/29	5.32	94,575	—
USD	NIP	1,078,313	11/30/27	Datadog, Inc., 0.125%, 06/15/25	5.32	198,529	—
USD	NIP	1,177,115	11/30/27	Dynavax Technologies Corp., 0.125%, 06/15/25	5.32	—	71,742
USD	BNP	455,046	10/17/24	Encore Capital Group, Inc., 3.250%, 10/01/25	5.32	—	75,432
USD	BNP	35,744	10/17/24	Enphase Energy, Inc., 0.000%, 03/01/28	5.32	—	459
USD	BNP	198,217	10/17/24	Etsy, Inc., 0.125%, 10/01/26	5.32	—	80,335
USD	BNP	711,661	10/17/24	Evolent Health, Inc., 1.500%, 10/15/25	5.32	32,107	—
USD	BNP	638,126	10/17/24	Expedia Group, Inc., 0.000%, 02/15/26	5.32	814	—
USD	NIP	739,310	11/30/27	Five9, Inc., 0.500%, 06/01/25	5.32	630	—
USD	NIP	639,450	11/30/27	Fiverr International, Ltd., 0.000%, 11/01/25	5.32	23,888	—
USD	BNP	22,398	10/17/24	Granite Construction, Inc., 3.750%, 05/15/28	5.32	3,717	—
USD	BNP	232,209	10/17/24	Guess?, Inc., 3.750%, 04/15/28	5.32	11,438	—
USD	NIP	540,689	11/30/27	Health Catalyst, Inc.	5.32	3,916	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$1,228,430	11/30/27	HubSpot, Inc., 0.375%, 06/01/25	5.32%	$257,429	$—
USD	BNP	559,165	10/17/24	Innoviva, Inc., 2.125%, 03/15/28	5.32	38,596	—
USD	BNP	690,346	10/17/24	Integra LifeSciences Holdings Corp., 0.500%, 08/15/25	5.32	3,189	—
USD	NIP	148,546	11/30/27	Kosmos Energy Ltd., 3.125%, 03/15/30	5.32	816	—
USD	NIP	793,159	11/30/27	LCI Industries, 1.125%, 05/15/26	5.32	30,928	—
USD	NIP	902,220	11/30/27	Liberty Media Corp., 2.750%, 12/01/49	5.32	—	5,127
USD	BNP	665,082	10/17/24	Lyft, Inc., 1.500%, 05/15/25	5.32	—	725
USD	NIP	479,429	11/30/27	MannKind Corp., 2.500%, 03/01/26	5.32	—	5,377
USD	BNP	171,493	10/17/24	Marriott Vacations Worldwide Corp., 3.250%, 12/01/27	5.32	5,791	—
USD	NIP	26,081	11/30/27	MicroStrategy, Inc., 0.625%, 03/15/30	5.32	731	—
USD	BNP	352,982	10/17/24	Mitek Systems, Inc., 0.750%, 02/01/26	5.32	54,592	—
USD	BOA	3,223,870	02/12/25 – 03/21/25	MongoDB, Inc., 0.250%, 01/15/26	5.32	—	597,364
USD	NIP	292,740	11/30/27	National Vision Holdings, Inc., 2.500%, 05/15/25	5.32	10,103	—
USD	BNP	500,575	10/17/24	NCL Corp., Ltd., 5.375%, 08/01/25	5.32	95,073	—
USD	BNP	273,650	10/17/24	NCL Corp., Ltd., 6.000%, 05/15/24	5.32	64,061	—
USD	BNP	263,346	10/17/24	NCL Corp., Ltd., 1.125%, 02/15/27	5.32	35,305	—
USD	BNP	266,535	10/17/24	NCL Corp., Ltd., 2.500%, 02/15/27	5.32	10,912	—
USD	BNP	642,356	10/17/24	Pebblebrook Hotel Trust, 1.750%, 12/15/26	5.32	27,756	—
USD	NIP	819,978	11/30/27	Penn Entertainment, Inc., 2.750%, 05/15/26	5.32	—	78,778
USD	BNP	422,637	10/17/24	PetIQ, Inc., 4.000%, 06/01/26	5.32	9,927	—
USD	BNP	324,154	10/17/24	Q2 Holdings, Inc., 0.125%, 11/15/25	5.32	1,079	—
USD	NIP	42,724	11/30/27	Realogy Group LLC / Realogy Co-Issuer Corp., 0.250%, 06/15/26	5.32	1,936	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$209,407	11/30/27	Repligen Corp., 1.000%, 12/15/28	5.32%	$—	$9,645
USD	BNP	942,738	10/17/24	Sea, Ltd., 2.375%, 12/01/25	5.32	—	27,183
USD	BNP	1,154,594	10/17/24	Shift4 Payments, Inc., 0.000%, 12/15/25	5.32	—	95,719
USD	BNP	135,892	10/17/24	Shift4 Payments, Inc., 0.500%, 08/01/27	5.32	—	1,612
USD	NIP	418,017	11/30/27	Snap, Inc., 0.125%, 03/01/28	5.32	38,390	—
USD	BNP	188,386	10/17/24	SoFi Technologies, Inc., 0.000%, 10/15/26	5.32	15,078	—
USD	BNP	718,097	10/17/24	Spotify USA, Inc., 0.000%, 03/15/26	5.32	10,018	—
USD	NIP	690,357	11/30/27	Topgolf Callaway Brands Corp., 2.750%, 05/01/26	5.32	—	54,365
USD	NIP	509,923	11/30/27	Travere Therapeutics, Inc., 2.250%, 03/01/29	5.32	—	130,492
USD	NIP	10,718	11/30/27	Veeco Instruments, Inc., 2.875%, 06/01/29	5.32	1,859	—
USD	NIP	635,202	11/30/27	Zscaler, Inc., 0.125%, 07/01/25	5.32	134,673	—
Short Position Contract
USD	BNP	877	10/17/24	Anywhere Real Estate, Inc.	5.32	—	174
USD	NIP	623	11/30/27	Anywhere Real Estate, Inc.	5.32	—	137
USD	BOA	2,825	05/31/24	Arbor Realty Trust, Inc.	5.32	—	143
USD	NIP	885,030	11/30/27	ATI, Inc.	5.32	—	301,449
USD	BNP	30,885	10/17/24	Blackline, Inc.	5.32	—	6,830
USD	BNP	5,243	10/17/24	Cerence, Inc.	5.32	1,856	—
USD	BNP	13,835	10/17/24	Cheesecake Factory Inc.	5.32	—	1,385
USD	NIP	153,709	11/30/27	Cloudflare, Inc.	5.32	—	11,096
USD	BNP	47,579	10/17/24	Coherus Biosciences, Inc.	5.32	17,733	—
USD	BNP	160,824	10/17/24	Collegium Pharmaceutical, Inc.	5.32	—	98,144
USD	NIP	512,587	11/30/27	Datadog, Inc.	5.32	—	161,898
USD	NIP	694,128	11/30/27	Dynavax Technologies Corp.	5.32	—	13,689
USD	NIP	12,948	11/30/27	EchoStar Corp.	5.32	8,089	—
USD	BNP	360,183	10/17/24	Encore Capital Group, Inc.	5.32	71,973	—
USD	BNP	8,399	10/17/24	Enphase Energy, Inc.	5.32	293	—
USD	BNP	96,426	10/17/24	Etsy, Inc.	5.32	49,009	—
USD	BNP	380,137	10/17/24	Evolent Health, Inc.	5.32	—	38,264
USD	BNP	64,767	10/17/24	Expedia Group, Inc.	5.32	—	940
USD	BNP	8,267	10/17/24	Five9, Inc.	5.32	130	—
USD	NIP	6,309	11/30/27	Five9, Inc.	5.32	—	399
USD	BNP	14,058	10/17/24	Granite Construction, Inc.	5.32	—	3,349
USD	BOA	8,830	05/31/24	Greenbrier Cos. Inc.	5.32	—	8,102
USD	BNP	154,857	10/17/24	Guess?, Inc.	5.32	—	12,280
USD	BNP	314,666	10/17/24	Harmonic, Inc.	5.32	42,251	—

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$7,619	11/30/27	Health Catalyst, Inc.	5.32%	$872	$—
USD	NIP	1,097,359	11/30/27	HubSpot, Inc.	5.32	—	237,840
USD	BNP	162,916	10/17/24	Innoviva, Inc.	5.32	—	17,784
USD	BNP	19,971	10/17/24	Integra LifeSciences Holdings Corp.	5.32	616	—
USD	BOA	346,538	05/31/24	iShares iBoxx $ High Yield Corporate Bond ETF	5.32	—	16,927
USD	BNP	1,052	10/17/24	Karyopharm Therapeutics, Inc.	5.32	—	795
USD	NIP	85,549	11/30/27	Kosmos Energy, Ltd.	5.32	—	143
USD	NIP	242,886	11/30/27	LCI Industries	5.32	—	10,741
USD	BNP	72,333	10/17/24	Lyft, Inc.	5.32	—	1,313
USD	NIP	215,574	11/30/27	MannKind Corp.	5.32	8,549	—
USD	BNP	66,443	10/17/24	Marriott Vacations Worldwide Corp.	5.32	—	5,844
USD	BNP	749,301	10/17/24	Maxeon Solar Technologies, Ltd.	5.32	656,418	—
USD	NIP	19,488	11/30/27	MicroStrategy, Inc.	5.32	—	967
USD	BNP	78,069	10/17/24	Mitek Systems, Inc.	5.32	—	26,567
USD	BOA	2,200,109	02/12/24 – 03/21/25	MongoDB, Inc.	5.32	12,763	—
USD	BNP	20,700	10/17/24	National Vision Holdings, Inc.	5.32	—	1,726
USD	NIP	33,763	11/30/27	National Vision Holdings, Inc.	5.32	501	—
USD	BNP	33,992	10/17/24	NeoGenomics, Inc.	5.32	2,662	—
USD	BNP	396,480	10/17/24	Norwegian Cruise Line Holdings, Ltd.	5.32	—	136,042
USD	BNP	14,199	10/17/24	Pacira BioSciences, Inc.	5.32	1,400	—
USD	BNP	173,878	10/17/24	Pebblebrook Hotel Trust	5.32	—	18,641
USD	NIP	446,048	11/30/27	Penn Entertainment, Inc.	5.32	96,452	—
USD	BNP	12,271	10/17/24	PennyMac Mortgage Investment Trust	5.32	—	1,397
USD	BNP	81,727	10/17/24	PetIQ, Inc.	5.32	—	13,183
USD	BNP	37,763	10/17/24	Q2 Holdings, Inc.	5.32	—	8,017
USD	BNP	420	10/17/24	Redfin Corp.	5.32	94	—
USD	NIP	129,401	11/30/27	Repligen Corp.	5.32	7,646	—
USD	BNP	255,700	10/17/24	Sea, Ltd.	5.32	17,764	—
USD	BNP	600,747	10/17/24	Shift4 Payments, Inc.	5.32	106,345	—
USD	NIP	105,806	11/30/27	Snap, Inc.	5.32	16,526	—
USD	BNP	23,147	10/17/24	SoFi Technologies, Inc.	5.32	1,685	—
USD	BNP	66,837	10/17/24	Spotify Technology SA	5.32	—	2,041
USD	NIP	327,460	11/30/27	Topgolf Callaway Brands Corp.	5.32	40,717	—
USD	BNP	1,330	10/17/24	Travere Therapeutics, Inc.	5.32	844	—
USD	NIP	144,167	11/30/27	Travere Therapeutics, Inc.	5.32	64,353	—
USD	NIP	7,018	11/30/27	Veeco Instruments, Inc.	5.32	—	1,809
USD	NIP	250,530	11/30/27	Zscaler, Inc.	5.32	—	101,983
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$2,773,479	$2,496,394

^	For long position contracts the Portfolio receives appreciation and dividends/interest and pays depreciation of the referenced entity as well as financing charges at the referenced rate. For short position contracts, the Portfolio pays appreciation and dividends/interest and receives depreciation of the referenced entity as well as financing charges at the referenced rate.

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 60.9%
Australia | 1.0%
Brambles Ltd.	2,005	$21,141
Cochlear Ltd.	32	7,039
Coles Group Ltd.	745	8,240
Computershare Ltd. ADR	516	8,803
Fortescue Ltd.	279	4,676
GrainCorp Ltd., Class A	854	4,588
Northern Star Resources Ltd.	549	5,240
Perseus Mining Ltd.	5,908	8,369
Qantas Airways Ltd. (*)	1,374	4,885
REA Group Ltd.	50	6,044
Telstra Group Ltd.	4,868	12,255
Woolworths Group Ltd.	151	3,264
		94,544
Austria | 0.1%
CA Immobilien Anlagen AG	84	2,968
Raiffeisen Bank International AG	220	4,394
		7,362
Bermuda | 0.1%
Fidelis Insurance Holdings Ltd.	347	6,760
RenaissanceRe Holdings Ltd.	18	4,230
		10,990
Canada | 2.2%
Brookfield Corp.	113	4,728
CGI, Inc. (*)	179	19,748
Constellation Software, Inc.	4	10,926
Dollarama, Inc.	418	31,843
Fairfax Financial Holdings Ltd.	14	15,091
Hydro One Ltd.	101	2,945
International Petroleum Corp. (*)	703	8,381
Loblaw Cos. Ltd.	120	13,298
Manulife Financial Corp.	2,366	59,091
Metro, Inc.	343	18,414
Sun Life Financial, Inc.	196	10,695
Teekay Tankers Ltd., Class A	62	3,622
Toronto-Dominion Bank	248	14,974
		213,756
China | 0.2%
BOC Hong Kong Holdings Ltd.	1,000	2,680
NXP Semiconductors NV	72	17,839
Wilmar International Ltd.	1,300	3,298
		23,817
Description	Shares	Fair Value
Denmark | 1.1%
Carlsberg AS, Class B ADR	393	$10,796
Novo Nordisk AS, Class B	755	96,712
		107,508
Finland | 0.2%
Kone OYJ ADR	351	8,175
Nordea Bank Abp	565	6,384
		14,559
France | 1.3%
BNP Paribas SA	282	20,070
Bureau Veritas SA ADR	144	8,777
Cie Generale des Etablissements Michelin SCA	129	4,946
Eurazeo SE	56	4,906
Gaztransport Et Technigaz SA	27	4,038
Legrand SA ADR	420	8,912
LVMH Moet Hennessy Louis Vuitton SE ADR	74	13,396
Orange SA	1,394	16,376
Pernod Ricard SA ADR	231	7,471
Societe Generale SA	514	13,829
Thales SA ADR	403	13,758
TotalEnergies SE	46	3,163
Vinci SA	49	6,276
		125,918
Germany | 0.8%
Bayerische Motoren Werke AG	199	22,961
Commerzbank AG	429	5,891
Deutsche Bank AG	752	11,828
Infineon Technologies AG	491	16,692
Mercedes-Benz Group AG	38	3,027
Merck KGaA ADR	251	8,843
Talanx AG	113	8,946
TUI AG (*)	532	4,382
		82,570
Hong Kong | 0.2%
AIA Group Ltd. ADR	227	6,102
Swire Pacific Ltd., Class A	500	4,117
United Energy Group Ltd.	118,000	8,445
WH Group Ltd.	8,000	5,279
		23,943
Ireland | 0.1%
Cimpress PLC (*)	51	4,514
Israel | 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	5,955	7,654

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Perion Network Ltd. (*)	152	$3,417
Wix.com Ltd. (*)	33	4,537
		15,608
Italy | 0.5%
Banco BPM SpA	631	4,199
BPER Banca	1,086	5,130
Ferrari NV	18	7,845
Poste Italiane SpA	875	10,955
Telecom Italia SpA (*)	17,962	4,348
UniCredit SpA	473	17,950
		50,427
Japan | 4.8%
ANA Holdings, Inc.	400	8,352
Central Japan Railway Co.	200	4,965
Chubu Electric Power Co., Inc.	2,000	26,087
Chugoku Electric Power Co., Inc.	400	3,007
East Japan Railway Co.	1,000	19,173
Ezaki Glico Co. Ltd.	100	2,788
FANUC Corp. ADR	664	9,249
GS Yuasa Corp.	200	4,159
Hachijuni Bank Ltd.	1,100	7,420
Honda Motor Co. Ltd.	1,500	18,552
Japan Post Bank Co. Ltd.	400	4,304
Japan Post Holdings Co. Ltd.	2,200	22,145
Japan Real Estate Investment Corp. REIT	3	10,696
Japan Tobacco, Inc.	200	5,332
KDDI Corp.	300	8,870
Kyoto Financial Group, Inc.	700	12,619
Kyushu Railway Co.	400	9,119
Mazda Motor Corp.	500	5,847
Mitsubishi Motors Corp.	1,600	5,256
Mizuho Financial Group, Inc.	1,400	27,701
Morinaga Milk Industry Co. Ltd.	300	6,133
Nagoya Railroad Co. Ltd.	400	5,585
NGK Insulators Ltd.	900	12,084
Nintendo Co. Ltd. ADR	872	11,850
Nisshinbo Holdings, Inc.	1,300	10,443
Nissin Foods Holdings Co. Ltd.	200	5,514
Nomura Real Estate Master Fund, Inc. REIT	4	3,955
Ono Pharmaceutical Co. Ltd.	1,500	24,584
Osaka Gas Co. Ltd.	900	20,270
Otsuka Holdings Co. Ltd.	600	24,883
Panasonic Holdings Corp.	900	8,587
Rengo Co. Ltd.	500	3,810
Sankyo Co. Ltd.	500	5,459
Description	Shares	Fair Value
Sanrio Co. Ltd.	200	$4,030
Seven & i Holdings Co. Ltd.	300	4,367
Shimano, Inc. ADR	402	5,998
Shizuoka Financial Group, Inc.	300	2,852
SoftBank Corp.	1,400	17,980
Sompo Holdings, Inc.	600	12,578
Subaru Corp.	500	11,380
Tokyo Gas Co. Ltd.	900	20,500
Tokyu Fudosan Holdings Corp.	300	2,425
Toyota Motor Corp.	900	22,622
Yamaguchi Financial Group, Inc.	400	4,059
		467,589
Netherlands | 0.8%
ASM International NV	22	13,464
Eurocommercial Properties NV REIT	381	8,684
EXOR NV	43	4,779
Koninklijke Ahold Delhaize NV	111	3,319
Koninklijke KPN NV	860	3,216
Shell PLC	367	12,177
Wolters Kluwer NV	84	13,155
Wolters Kluwer NV ADR	137	21,498
		80,292
New Zealand | 0.1%
Spark New Zealand Ltd.	2,373	6,756
Norway | 0.0%
Orkla ASA	478	3,372
Portugal | 0.1%
Banco Comercial Portugues SA, Class R (*)	15,024	5,071
Mota-Engil SGPS SA	852	4,422
		9,493
Singapore | 0.4%
Jardine Cycle & Carriage Ltd.	300	5,371
Sembcorp Industries Ltd.	1,900	7,601
Singapore Airlines Ltd.	1,100	5,220
STMicroelectronics NV	391	16,831
		35,023
Spain | 0.4%
Acciona SA	31	3,775
Banco Bilbao Vizcaya Argentaria SA	1,458	17,369
Banco Santander SA	1,050	5,131
Iberdrola SA	258	3,203
Industria de Diseno Textil SA ADR	524	13,205
		42,683
Sweden | 0.5%
Assa Abloy AB ADR	608	8,731

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Epiroc AB ADR	861	$16,221
Fastighets AB Balder, B Shares (*)	1,454	10,665
Hexagon AB ADR	1,106	13,051
		48,668
Switzerland | 0.5%
ABB Ltd. ADR	412	19,100
Givaudan SA	2	8,936
Logitech International SA	112	10,023
Novartis AG	126	12,202
		50,261
United Kingdom | 2.3%
AstraZeneca PLC	140	18,850
BAE Systems PLC	706	12,025
Barclays PLC	4,974	11,558
BP PLC	492	3,091
Coca-Cola Europacific Partners PLC	197	13,780
Diageo PLC ADR	95	14,130
Global Ship Lease, Inc., Class A	248	5,035
Harbour Energy PLC	1,096	3,811
HSBC Holdings PLC	604	4,721
Investec PLC	1,180	7,906
Man Group PLC	2,178	7,361
NatWest Group PLC	6,254	20,944
RELX PLC	342	14,778
RELX PLC ADR	611	26,450
Rolls-Royce Holdings PLC (*)	863	4,641
Serco Group PLC	1,736	4,162
Standard Chartered PLC	1,427	12,093
Unilever PLC	255	12,805
Unilever PLC ADR	336	16,864
Vodafone Group PLC	4,901	4,339
Yellow Cake PLC (*)	418	3,174
		222,518
United States | 43.0%
AbbVie, Inc.	173	31,503
Accenture PLC, Class A	83	28,769
Adobe, Inc. (*)	84	42,386
Adtalem Global Education, Inc. (*)	51	2,621
Agree Realty Corp. REIT	123	7,026
Alkermes PLC (*)	124	3,357
Allison Transmission Holdings, Inc.	102	8,278
Alphabet, Inc., Class A (*)	272	41,053
Alphabet, Inc., Class C (*)	585	89,072
Altria Group, Inc.	342	14,918
Amazon.com, Inc. (*)	405	73,054
Description	Shares	Fair Value
Amdocs Ltd.	125	$11,296
Ameren Corp.	49	3,624
American International Group, Inc.	32	2,501
American Tower Corp. REIT	45	8,892
Amphenol Corp., Class A	202	23,301
Aon PLC, Class A	97	32,371
Apple, Inc.	665	114,034
Applied Materials, Inc.	188	38,771
AppLovin Corp., Class A (*)	74	5,122
AptarGroup, Inc.	18	2,590
Arcosa, Inc.	26	2,232
Assurant, Inc.	34	6,400
Atlassian Corp., Class A (*)	24	4,683
Atmos Energy Corp.	92	10,936
Autodesk, Inc. (*)	63	16,406
Automatic Data Processing, Inc.	35	8,741
AutoZone, Inc. (*)	1	3,152
Avery Dennison Corp.	43	9,600
Axis Capital Holdings Ltd.	73	4,746
Axos Financial, Inc. (*)	256	13,834
Bank of America Corp.	348	13,196
Bank of New York Mellon Corp.	283	16,306
Best Buy Co., Inc.	60	4,922
Biogen, Inc. (*)	20	4,313
Booking Holdings, Inc.	7	25,395
Booz Allen Hamilton Holding Corp.	174	25,829
BorgWarner, Inc.	99	3,439
Boston Scientific Corp. (*)	65	4,452
Brady Corp., Class A	59	3,498
Brighthouse Financial, Inc. (*)	52	2,680
Brinker International, Inc. (*)	118	5,862
Bristol-Myers Squibb Co.	745	40,401
Broadcom, Inc.	56	74,223
BRP, Inc.	117	7,851
Cadence Design Systems, Inc. (*)	11	3,424
Cal-Maine Foods, Inc.	160	9,416
Cardinal Health, Inc.	367	41,067
Caterpillar, Inc.	120	43,972
Cboe Global Markets, Inc.	90	16,536
CDW Corp.	120	30,694
Cencora, Inc.	203	49,327
Centene Corp. (*)	148	11,615
Central Garden & Pet Co., Class A (*)	134	4,947
Charles Schwab Corp.	188	13,600
Chemed Corp.	7	4,494
Chipotle Mexican Grill, Inc. (*)	7	20,347
Chord Energy Corp.	26	4,634

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Chubb Ltd.	12	$3,110
Cigna Group	101	36,682
Cisco Systems, Inc.	535	26,702
Clorox Co.	26	3,981
CMS Energy Corp.	62	3,741
Coca-Cola Co.	353	21,597
Cognizant Technology Solutions Corp., Class A	328	24,039
Colgate-Palmolive Co.	304	27,375
Comcast Corp., Class A	447	19,377
Comfort Systems USA, Inc.	50	15,885
CommVault Systems, Inc. (*)	62	6,289
Consolidated Edison, Inc.	125	11,351
Constellation Brands, Inc., Class A	9	2,446
Corebridge Financial, Inc.	786	22,582
Costco Wholesale Corp.	67	49,086
Coterra Energy, Inc.	115	3,206
Crowdstrike Holdings, Inc., Class A (*)	11	3,526
CSG Systems International, Inc.	27	1,392
CVS Health Corp.	428	34,137
Danaher Corp.	80	19,978
Datadog, Inc., Class A (*)	29	3,584
Dave & Buster’s Entertainment, Inc. (*)	120	7,512
DaVita, Inc. (*)	137	18,913
Deckers Outdoor Corp. (*)	12	11,295
Deere & Co.	26	10,679
Dell Technologies, Inc., Class C	153	17,459
Dick’s Sporting Goods, Inc.	21	4,722
DocuSign, Inc. (*)	66	3,930
DR Horton, Inc.	82	13,493
Dropbox, Inc., Class A (*)	119	2,892
Eaton Corp. PLC	25	7,817
Electronic Arts, Inc.	98	13,002
Elevance Health, Inc.	29	15,038
Eli Lilly & Co.	64	49,789
Enact Holdings, Inc.	119	3,710
Entergy Corp.	187	19,762
EOG Resources, Inc.	52	6,648
Equitable Holdings, Inc.	538	20,449
Estee Lauder Cos., Inc., Class A	102	15,723
Euronet Worldwide, Inc. (*)	38	4,177
Everest Group Ltd.	9	3,578
Expedia Group, Inc. (*)	101	13,913
Fastenal Co.	77	5,940
FedEx Corp.	49	14,197
Fiserv, Inc. (*)	213	34,042
Description	Shares	Fair Value
Fortinet, Inc. (*)	48	$3,279
General Mills, Inc.	184	12,874
General Motors Co.	82	3,719
Gilead Sciences, Inc.	298	21,828
Global Payments, Inc.	51	6,817
Globe Life, Inc.	98	11,404
GoDaddy, Inc., Class A (*)	119	14,123
GSK PLC	1,848	39,689
Gulfport Energy Corp. (*)	42	6,725
Hartford Financial Services Group, Inc.	43	4,431
HCA Healthcare, Inc.	91	30,351
Hess Corp.	29	4,427
Host Hotels & Resorts, Inc. REIT	448	9,265
Humana, Inc.	7	2,427
Huron Consulting Group, Inc. (*)	33	3,188
IDEXX Laboratories, Inc. (*)	16	8,639
Intel Corp.	153	6,758
Intercontinental Exchange, Inc.	179	24,600
International Business Machines Corp.	98	18,714
International Seaways, Inc.	86	4,575
Intuit, Inc.	21	13,650
Intuitive Surgical, Inc. (*)	7	2,794
IQVIA Holdings, Inc. (*)	83	20,990
Jackson Financial, Inc., Class A	85	5,622
Johnson & Johnson	193	30,531
Juniper Networks, Inc.	123	4,558
Kellanova	71	4,068
Kilroy Realty Corp. REIT	73	2,659
Kimberly-Clark Corp.	229	29,621
KLA Corp.	26	18,163
Kroger Co.	153	8,741
Lam Research Corp.	8	7,773
Lantheus Holdings, Inc. (*)	59	3,672
Lennar Corp., Class A	85	14,618
Lockheed Martin Corp.	55	25,018
M&T Bank Corp.	28	4,072
Martin Marietta Materials, Inc.	4	2,456
Masco Corp.	569	44,883
MasterCard, Inc., Class A	116	55,862
Match Group, Inc. (*)	129	4,680
McDonald’s Corp.	54	15,225
McKesson Corp.	28	15,032
Medpace Holdings, Inc. (*)	10	4,042
Merck & Co., Inc.	565	74,552
Meta Platforms, Inc., Class A	203	98,573
MetLife, Inc.	163	12,080
Microchip Technology, Inc.	30	2,691

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Microsoft Corp.	534	$224,664
Molina Healthcare, Inc. (*)	15	6,162
Moody’s Corp.	17	6,682
Motorola Solutions, Inc.	35	12,424
MSC Industrial Direct Co., Inc. Class A	43	4,173
Murphy USA, Inc.	10	4,192
National Fuel Gas Co.	97	5,211
National HealthCare Corp.	54	5,104
Netflix, Inc. (*)	30	18,220
Neurocrine Biosciences, Inc. (*)	41	5,655
NewMarket Corp.	35	22,212
Newmont Corp. CDI	133	4,710
NIKE, Inc., Class B	111	10,432
NiSource, Inc.	271	7,496
Northrop Grumman Corp.	12	5,744
Nucor Corp.	17	3,364
NVIDIA Corp.	235	212,337
Oracle Corp.	255	32,031
PACCAR, Inc.	36	4,460
Paychex, Inc.	21	2,579
PepsiCo, Inc.	114	19,951
PG&E Corp.	305	5,112
Pinterest, Inc., Class A (*)	128	4,438
Pioneer Natural Resources Co.	19	4,988
PNM Resources, Inc.	89	3,350
Procter & Gamble Co.	267	43,321
Prologis, Inc. REIT	134	17,449
PTC, Inc. (*)	87	16,438
PulteGroup, Inc.	207	24,968
QUALCOMM, Inc.	279	47,235
Qualys, Inc. (*)	20	3,337
Regeneron Pharmaceuticals, Inc. (*)	12	11,550
RingCentral, Inc., Class A (*)	87	3,022
Roche Holding AG	139	35,483
Rockwell Automation, Inc.	43	12,527
Royal Caribbean Cruises Ltd. (*)	39	5,421
S&P Global, Inc.	50	21,272
Sally Beauty Holdings, Inc. (*)	367	4,558
Sanofi SA	176	17,269
SBA Communications Corp. REIT	38	8,235
Sempra	139	9,984
ServiceNow, Inc. (*)	49	37,358
Sherwin-Williams Co.	43	14,935
SilverBow Resources, Inc. (*)	128	4,370
Simon Property Group, Inc. REIT	124	19,405
Simpson Manufacturing Co., Inc.	22	4,514
Description	Shares	Fair Value
SLM Corp.	178	$3,879
Squarespace, Inc., Class A (*)	103	3,753
Starbucks Corp.	36	3,290
State Street Corp.	269	20,799
Stellantis NV	588	16,712
Stryker Corp.	88	31,493
Super Micro Computer, Inc. (*)	18	18,181
Synopsys, Inc. (*)	97	55,435
Sysco Corp.	101	8,199
Target Corp.	122	21,620
Terex Corp.	90	5,796
Tesla, Inc. (*)	106	18,634
Texas Instruments, Inc.	93	16,202
Texas Pacific Land Corp.	6	3,471
Thermo Fisher Scientific, Inc.	37	21,505
TJX Cos., Inc.	416	42,191
Toll Brothers, Inc.	138	17,853
TopBuild Corp. (*)	29	12,781
Tradeweb Markets, Inc., Class A	60	6,250
Travelers Cos., Inc.	15	3,452
U-Haul Holding Co. (*)	65	4,390
UMH Properties, Inc. REIT	242	3,930
United Therapeutics Corp. (*)	10	2,297
UnitedHealth Group, Inc.	66	32,650
Universal Corp.	78	4,034
Universal Health Services, Inc., Class B	60	10,948
Unum Group	317	17,010
Verizon Communications, Inc.	738	30,966
Vertex Pharmaceuticals, Inc. (*)	57	23,827
Vertiv Holdings Co.	88	7,187
Visa, Inc., A Shares	84	23,443
Vistra Corp.	49	3,413
W.R. Berkley Corp.	46	4,068
Walmart, Inc.	310	18,653
Warner Music Group Corp., Class A	168	5,547
Waste Management, Inc.	64	13,642
WD-40 Co.	27	6,839
Wells Fargo & Co.	276	15,997
Western Union Co.	336	4,697
Westlake Corp.	20	3,056
Williams-Sonoma, Inc.	15	4,763
WK Kellogg Co.	45	846
Workday, Inc., Class A (*)	22	6,001
WW Grainger, Inc.	16	16,277
Xcel Energy, Inc.	257	13,814
Zoetis, Inc.	78	13,198

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Zoom Video Communications, Inc. Class A (*)	54	$3,530
		4,199,775
Total Common Stocks (Cost $4,313,607)		5,941,946

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 11.5%
Canada | 0.5%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	50	$46,942
Denmark | 0.5%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	345	47,343
Germany | 0.6%
Commerzbank AG, 3.375%, 12/12/25	EUR	20	21,609
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	41	38,496
			60,105
Sweden | 0.2%
Swedbank Hypotek AB, 3.000%, 03/28/29	SEK	200	18,549
Switzerland | 0.5%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	57	51,865
United States | 9.2%
Adobe, Inc., 2.300%, 02/01/30	USD	45	39,602
Alphabet, Inc., 1.100%, 08/15/30	USD	50	40,943
American Express Co., 4.050%, 05/03/29	USD	15	14,549
Amgen, Inc., 3.000%, 02/22/29	USD	25	23,112
AT&T, Inc., 3.500%, 06/01/41	USD	60	46,836
Bank of America Corp., 1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	45	30,991
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	25	24,319
Clean Harbors, Inc., 4.875%, 07/15/27	USD	35	33,950
Comcast Corp., 4.650%, 02/15/33	USD	45	44,161
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	55	44,506
Description	Security Currency	Principal Amount (000)	Fair Value
Home Depot, Inc., 5.875%, 12/16/36	USD	25	$26,849
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	35	25,334
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	35	28,792
JPMorgan Chase & Co.:
5.040% (SOFR + 1.190%), 01/23/28 (§)	USD	10	9,965
3.540% (SOFR + 1.642%), 05/01/28 (§)	USD	25	23,883
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	18	16,795
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	45	44,823
McDonald’s Corp., 3.125%, 03/04/25	CAD	25	18,137
Microsoft Corp., 3.500%, 11/15/42	USD	50	42,495
Morgan Stanley, 3.625%, 01/20/27	USD	40	38,636
PepsiCo, Inc., 2.875%, 10/15/49	USD	35	24,379
Procter & Gamble Co., 1.200%, 10/29/30	USD	20	16,359
Prologis LP, 1.250%, 10/15/30	USD	45	36,082
Starbucks Corp., 4.450%, 08/15/49	USD	25	21,684
Sysco Corp., 2.400%, 02/15/30	USD	50	43,264
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	40	34,614
United Rentals North America, Inc., 4.875%, 01/15/28	USD	35	34,060
Verizon Communications, Inc., 3.875%, 02/08/29	USD	34	32,550
Waste Management, Inc., 4.625%, 02/15/30	USD	35	34,834
			896,504
Total Corporate Bonds (Cost $1,127,534)			1,121,308

Description	Shares	Fair Value
Exchange-Traded Funds | 1.2%
iShares MSCI World ETF (Cost $69,774)	828	$119,986

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Foreign Government Obligations | 17.6%
Australia | 1.3%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	135	$73,187
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	110	58,958
			132,145
Bahamas | 0.5%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	55	48,933
Canada | 1.8%
British Columbia, 3.200%, 06/18/44	CAD	80	49,769
Quebec, 1.850%, 02/13/27	CAD	75	52,166
Vancouver, 2.900%, 11/20/25	CAD	105	75,608
			177,543
Chile | 0.2%
Bonos de la Tesoreria de la Republica en pesos, 2.500%, 03/01/25	CLP	20,000	19,859
Colombia | 0.6%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	225,000	56,497
Croatia | 0.7%
Croatia Government International Bonds, 1.750%, 03/04/41	EUR	83	67,914
Czech Republic | 1.0%
Czech Republic Government Bonds, 6.790% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	2,180	93,147
Denmark | 0.6%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	465	56,837
Estonia | 0.2%
Estonia Government International Bonds, 3.250%, 01/17/34	EUR	20	21,361
France | 0.3%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	30	27,365
Hungary | 0.4%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	45	37,367
Description	Security Currency	Principal Amount (000)	Fair Value
Ireland | 0.6%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	60	$59,801
Israel | 0.6%
Israel Government Bonds - Fixed, 1.750%, 08/31/25	ILS	235	62,584
Italy | 0.3%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	25	27,735
Japan | 0.8%
Japan Government Ten Year Bonds, 0.400%, 06/20/25	JPY	5,500	36,478
Japan Government Two Year Bonds, 0.100%, 01/01/26	JPY	6,000	39,583
			76,061
Mexico | 0.6%
Mexico Bonos:
8.000%, 09/05/24	MXN	520	30,859
7.500%, 06/03/27	MXN	410	23,340
			54,199
New Zealand | 1.4%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	150	84,531
New Zealand Local Government Funding Agency Bonds, 2.000%, 04/15/37	NZD	130	53,047
			137,578
Peru | 0.9%
Peru Government Bonds, 6.150%, 08/12/32	PEN	189	47,665
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	55	45,083
			92,748
Poland | 0.3%
Poland Government Bonds, 5.790% (WIBOR 6 Month), 05/25/28 (§)	PLN	105	26,045
Portugal | 0.6%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	60	59,304
Romania | 0.3%
Romania Government Bonds, Series 10Y, 4.750%, 02/24/25	RON	130	27,909
Singapore | 0.6%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	80	60,520

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Slovenia | 0.3%
Slovenia Government Bonds, 1.500%, 03/25/35	EUR	30	$27,597
Spain | 0.7%
Spain Government Bonds, 1.000%, 07/30/42	EUR	92	65,686
Switzerland | 0.6%
Swiss Confederation Government Bonds:
1.500%, 07/24/25	CHF	20	22,328
0.500%, 06/27/32	CHF	35	38,231
			60,559
Thailand | 0.8%
Thailand Government Bonds, 1.585%, 12/17/35	THB	3,370	82,746
United Kingdom | 0.6%
U.K. Gilts, 0.875%, 07/31/33	GBP	58	56,046

Total Foreign Government Obligations (Cost $1,751,867)			1,716,086
Quasi Government Bonds | 0.8%
Germany | 0.8%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28	EUR	20	19,168
1.750%, 09/14/29	USD	30	26,304
0.000%, 04/18/36	USD	55	32,145
(Cost $79,758)			77,617
Supranational Bonds | 4.2%
Asian Development Bank:
2.125%, 03/19/25	USD	33	32,034
6.200%, 10/06/26	INR	2,000	23,662
European Bank for Reconstruction & Development, 4.250%, 02/07/28	IDR	350,000	20,720
European Investment Bank, 1.000%, 01/28/28	CAD	55	36,405
European Union:
2.750%, 02/04/33	EUR	20	21,575
0.400%, 02/04/37	EUR	35	27,702
Inter-American Development Bank, 5.100%, 11/17/26	IDR	590,000	36,319
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	37	22,322
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	40	25,524
1.250%, 03/16/26	NOK	660	57,340
1.125%, 09/13/28	USD	42	36,546
International Finance Corp.:
2.125%, 04/07/26	USD	55	52,284
Description	Security Currency	Principal Amount (000)	Fair Value
1.500%, 04/15/35	AUD	32	$15,042
Total Supranational Bonds (Cost $438,309)			407,475
U.S. Treasury Securities | 2.0%
U.S. Treasury Bill, 0.000%, 06/25/24	USD	5	4,939
U.S. Treasury Bonds:
4.125%, 11/15/32	USD	30	29,795
2.250%, 05/15/41	USD	85	62,800
1.750%, 08/15/41	USD	85	57,362
3.625%, 02/15/53	USD	15	13,172
U.S. Treasury Inflation-Indexed Note, 1.250%, 04/15/28 (††)	USD	26	24,966
Total U.S. Treasury Securities (Cost $185,140)			193,034

Description	Shares	Fair Value
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢) (Cost $0)	19	$0
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $120,396)	120,396	120,396
Total Investments | 99.4% (Cost $8,086,385) (»)		$9,697,848
Cash and Other Assets in Excess of Liabilities | 0.6%		62,406
Net Assets | 100.0%		$9,760,254

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	9,687	USD	6,500	JPM	04/18/24	$—	$185
AUD	63,338	USD	41,164	JPM	04/18/24	128	—
CAD	54,337	USD	40,599	HSB	04/18/24	—	475
CAD	24,601	USD	18,256	JPM	04/18/24	—	89
CAD	39,408	USD	29,345	JPM	04/18/24	—	244
CAD	39,723	USD	29,630	JPM	04/18/24	—	297
CAD	56,370	USD	41,533	JPM	04/18/24	93	—
CAD	64,008	USD	47,563	JPM	04/18/24	—	298
CNH	1,632,178	USD	229,056	HSB	04/18/24	—	4,224
CNH	1,000,386	USD	140,363	JPM	04/18/24	—	2,560
CZK	71,093	USD	3,149	JPM	04/18/24	—	119
EUR	25,791	USD	27,945	CIT	04/18/24	—	104
EUR	341,984	USD	376,018	CIT	04/18/24	—	6,849
EUR	86,930	USD	94,434	HSB	04/18/24	—	594
EUR	8,687	USD	9,546	JPM	04/18/24	—	168
EUR	54,979	USD	59,722	JPM	06/26/24	—	206
EUR	16,351	USD	17,761	SSB	06/26/24	—	60
GBP	38,057	USD	48,527	HSB	04/18/24	—	489
GBP	62,500	USD	79,691	JPM	04/18/24	—	800
HUF	2,555,284	USD	7,262	HSB	04/18/24	—	269
INR	1,872,869	USD	22,493	HSB	06/26/24	—	91
JPY	13,484,453	USD	93,359	CIT	04/18/24	—	4,064
JPY	53,929,419	USD	373,269	HSB	04/18/24	—	16,147
KRW	69,330,262	USD	52,190	JPM	06/26/24	—	589
MXN	511,515	USD	29,744	HSB	04/18/24	948	—
MXN	573,095	USD	32,650	JPM	04/18/24	1,738	—
NZD	15,091	USD	9,301	HSB	04/18/24	—	284
NZD	50,352	USD	30,664	HSB	04/18/24	—	581
NZD	15,046	USD	9,307	JPM	04/18/24	—	318
PLN	11,466	USD	2,836	HSB	04/18/24	34	—
RON	158,240	USD	34,587	HSB	04/18/24	—	247
SEK	261,187	USD	25,144	HSB	04/18/24	—	729
SGD	20,209	USD	15,000	JPM	04/18/24	—	22
USD	20,302	AUD	30,253	HSB	04/18/24	579	—
USD	11,000	AUD	16,832	JPM	04/18/24	27	—
USD	151,825	AUD	226,249	JPM	04/18/24	4,327	—
USD	4,938	AUD	7,551	SSB	06/26/24	6	—
USD	116,980	CAD	156,534	CIT	04/18/24	1,389	—
USD	4,000	CAD	5,421	HSB	04/18/24	—	3
USD	20,000	CAD	27,065	HSB	04/18/24	14	—
USD	256,713	CAD	343,622	JPM	04/18/24	2,969	—
USD	18,441	CAD	25,000	SSB	06/26/24	—	38
USD	17,575	CHF	14,842	HSB	04/18/24	1,090	—

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	20,000	CHF	17,490	HSB	04/18/24	$574	$—
USD	11,200	CNH	80,419	HSB	04/18/24	122	—
USD	12,000	CNH	86,305	HSB	04/18/24	112	—
USD	18,000	CNH	130,521	HSB	04/18/24	21	—
USD	54,000	CNH	387,026	HSB	04/18/24	687	—
USD	24,000	CNH	172,563	JPM	04/18/24	230	—
USD	48,990	COP	194,092,597	HSB	04/17/24	—	1,088
USD	46,327	CZK	1,045,556	CIT	04/18/24	1,754	—
USD	18,319	CZK	413,181	HSB	04/18/24	705	—
USD	10,000	CZK	235,613	JPM	04/18/24	—	45
USD	3,711	DKK	25,146	CIT	04/18/24	71	—
USD	16,000	DKK	110,107	HSB	04/18/24	63	—
USD	46,119	DKK	312,441	HSB	04/18/24	895	—
USD	25,776	DKK	174,654	JPM	04/18/24	496	—
USD	11,519	DKK	79,017	SSB	06/26/24	41	—
USD	11,021	EUR	10,024	CIT	04/18/24	201	—
USD	32,400	EUR	29,991	CIT	04/18/24	25	—
USD	57,923	EUR	52,680	CIT	04/18/24	1,055	—
USD	21,643	EUR	19,857	HSB	04/18/24	207	—
USD	22,187	EUR	20,176	HSB	04/18/24	407	—
USD	29,000	EUR	26,965	HSB	04/18/24	—	109
USD	62,000	EUR	57,224	HSB	04/18/24	228	—
USD	21,412	EUR	19,730	JPM	04/18/24	114	—
USD	39,000	EUR	35,930	JPM	04/18/24	214	—
USD	1,732	GBP	1,359	HSB	04/18/24	17	—
USD	6,600	GBP	5,225	HSB	04/18/24	5	—
USD	7,000	GBP	5,529	JPM	04/18/24	21	—
USD	21,000	GBP	16,708	JPM	04/18/24	—	90
USD	31,642	GBP	25,077	SSB	06/26/24	—	23
USD	15,043	IDR	236,894,520	JPM	06/26/24	153	—
USD	17,363	ILS	62,962	CIT	06/26/24	177	—
USD	22,555	ILS	81,706	HSB	06/26/24	252	—
USD	22,605	ILS	81,897	JPM	06/26/24	250	—
USD	39,000	JPY	5,817,964	CIT	04/18/24	473	—
USD	17,700	JPY	2,594,631	HSB	04/18/24	518	—
USD	19,000	JPY	2,833,259	HSB	04/18/24	238	—
USD	27,488	JPY	4,006,041	HSB	04/18/24	960	—
USD	13,676	JPY	1,997,804	JPM	04/18/24	447	—
USD	18,000	JPY	2,715,420	JPM	04/18/24	18	—
USD	126,359	JPY	18,846,043	JPM	06/26/24	242	—
USD	16,541	JPY	2,466,863	SSB	06/26/24	33	—
USD	7,180	MXN	123,244	CIT	04/18/24	—	216
USD	12,743	MXN	218,773	HSB	04/18/24	—	384
USD	69,508	MXN	1,193,264	JPM	04/18/24	—	2,091
USD	53,188	NOK	552,893	JPM	04/18/24	2,241	—

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	5,818	NZD	9,457	CIT	04/18/24	$168	$—
USD	177,659	NZD	288,794	HSB	04/18/24	5,117	—
USD	23,180	PEN	85,784	CIT	06/26/24	154	—
USD	17,573	PEN	64,923	HSB	06/26/24	146	—
USD	15,030	PLN	60,768	HSB	04/18/24	—	181
USD	29,228	RON	134,580	HSB	04/18/24	22	—
USD	19,633	SEK	205,113	JPM	04/18/24	459	—
USD	3,861	SGD	5,123	CIT	04/18/24	64	—
USD	22,606	SGD	29,987	HSB	04/18/24	381	—
USD	25,527	SGD	33,866	JPM	04/18/24	427	—
USD	63,557	THB	2,236,458	HSB	04/18/24	2,183	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$36,730	$45,370

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 98.3%
Equity Funds | 77.3%
Franklin FTSE Japan ETF	60,621	$1,881,070
Invesco QQQ Trust Series 1	4,835	2,146,788
iShares Core Dividend Growth ETF	38,731	2,248,722
iShares Expanded Tech-Software Sector ETF	32,965	2,810,926
iShares Russell 2000 ETF	9,487	1,995,116
JPMorgan BetaBuilders Japan ETF	30,238	1,770,435
SPDR EURO STOXX 50 ETF	64,311	3,379,543
Vanguard S&P 500 ETF	10,472	5,033,890
Vanguard S&P 500 Growth ETF	11,450	3,488,929
Vanguard S&P 500 Value ETF	19,614	3,539,739
		28,295,158
Fixed-Income Funds | 21.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,692	1,273,493
iShares U.S. Treasury Bond ETF	55,479	1,263,257
Vanguard Long-Term Treasury ETF	54,795	3,246,056
Vanguard Mega Cap ETF	10,189	1,904,018
		7,686,824
Total Exchange-Traded Funds (Cost $29,047,122)		35,981,982
Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $651,206)	651,206	651,206
Total Investments | 100.1% (Cost $29,698,328)		$36,633,188
Liabilities in Excess of Cash and Other Assets | (0.1)%		(40,032)
Net Assets | 100.0%		$36,593,156

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•)
Common Stocks | 66.4%
Australia | 1.2%
Atlas Arteria Ltd.	7,021	$24,387
Aurizon Holdings Ltd.	41,529	108,321
Dexus REIT	15,763	81,463
Goodman Group REIT	3,182	70,119
Transurban Group	1,828	15,891
		300,181
Brazil | 1.1%
Allos SA	12,600	60,093
Energisa SA	11,000	104,991
Multiplan Empreendimentos Imobiliarios SA	18,100	92,351
		257,435
Canada | 3.1%
Agnico Eagle Mines Ltd.	995	59,352
Algonquin Power & Utilities Corp.	2,637	16,664
Atco Ltd., Class I	4,446	123,774
Barrick Gold Corp.	2,040	33,946
Boardwalk Real Estate Investment Trust REIT	1,703	98,166
Canadian National Railway Co.	1,034	136,159
Centerra Gold, Inc.	5,400	31,892
Hydro One Ltd.	6,644	193,746
West Fraser Timber Co. Ltd.	772	66,659
		760,358
China | 1.4%
C&D International Investment Group Ltd.	46,000	80,451
China Overseas Land & Investment Ltd.	45,000	64,877
China Resources Land Ltd.	18,000	57,049
Hopson Development Holdings Ltd. (*)	72,468	32,873
Midea Real Estate Holding Ltd.	41,600	21,193
Seazen Group Ltd. (*)	152,000	20,408
Yuexiu Property Co. Ltd.	100,000	55,197
		332,048
France | 2.1%
Aeroports de Paris SA	543	74,396
Eutelsat Communications SACA (*)	1,508	6,574
Unibail-Rodamco-Westfield REIT (*)	914	73,425
Vinci SA	2,791	357,493
		511,888
Hong Kong | 1.2%
CK Infrastructure Holdings Ltd.	2,111	12,354
Link REIT	38,500	165,833
Power Assets Holdings Ltd.	3,485	20,395
Swire Properties Ltd.	27,400	57,640
Description	Shares	Fair Value
Wharf Real Estate Investment Co. Ltd.	13,000	$42,345
		298,567
Italy | 1.8%
Enel SpA	9,252	61,077
Hera SpA	6,016	21,197
Italgas SpA	3,464	20,181
Snam SpA	7,477	35,292
Terna - Rete Elettrica Nazionale	37,842	313,823
		451,570
Japan | 3.6%
Aeon Mall Co. Ltd.	9,200	108,460
Chubu Electric Power Co., Inc.	5,000	65,217
East Japan Railway Co.	5,700	109,285
Hankyu Hanshin Holdings, Inc.	3,400	97,416
Hoshino Resorts REIT, Inc.	8	30,553
Industrial & Infrastructure Fund Investment Corp. REIT	102	92,655
Japan Prime Realty Investment Corp. REIT	25	55,506
Japan Real Estate Investment Corp. REIT	16	57,045
Katitas Co. Ltd.	2,600	33,887
Osaka Gas Co. Ltd.	3,500	78,828
Tokyo Gas Co. Ltd.	6,600	150,332
		879,184
Luxembourg | 0.1%
SES SA	1,766	11,769
Mexico | 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV	5,500	54,420
Singapore | 0.3%
Parkway Life REIT	25,400	65,920
South Africa | 0.4%
Growthpoint Properties Ltd. REIT	121,722	72,318
Northam Platinum Holdings Ltd.	5,614	33,473
		105,791
Spain | 1.9%
Acciona SA	1,049	127,734
Aena SME SA	585	115,159
Atlantica Sustainable Infrastructure PLC	478	8,833
Iberdrola SA	16,252	201,782
		453,508
Switzerland | 0.1%
Flughafen Zurich AG	70	15,878

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Taiwan | 0.3%
Highwealth Construction Corp.	64,000	$80,992
United Kingdom | 4.2%
LondonMetric Property PLC REIT	60,789	156,141
National Grid PLC	26,329	354,216
Pennon Group PLC	1,316	10,767
Segro PLC REIT	7,929	90,319
Severn Trent PLC	1,095	34,170
SSE PLC	12,519	261,034
Tritax Big Box REIT PLC	45,524	90,499
United Utilities Group PLC	2,721	35,380
		1,032,526
United States | 43.4%
Agree Realty Corp. REIT	1,631	93,163
Alexandria Real Estate Equities, Inc. REIT	1,870	241,062
Ameren Corp.	2,029	150,065
American Electric Power Co., Inc.	1,035	89,113
American Homes 4 Rent, Class A REIT	6,424	236,275
American Tower Corp. REIT	1,834	362,380
American Water Works Co., Inc.	435	53,161
Apartment Income REIT Corp.	5,219	169,461
Apple Hospitality REIT, Inc.	6,449	105,635
AvalonBay Communities, Inc. REIT	1,628	302,092
Brixmor Property Group, Inc.	10,479	245,733
CareTrust REIT, Inc.	4,765	116,123
CF Industries Holdings, Inc.	858	71,394
Cheniere Energy, Inc.	988	159,345
Chesapeake Energy Corp.	739	65,645
Consolidated Edison, Inc.	1,161	105,430
Crown Castle, Inc.	3,558	376,543
CSX Corp.	935	34,660
CubeSmart	2,215	100,162
Digital Realty Trust, Inc. REIT	1,983	285,631
Duke Energy Corp.	813	78,625
EastGroup Properties, Inc.	1,129	202,960
Edison International	1,046	73,984
Energy Transfer Equity LP	17,641	277,493
Entergy Corp.	743	78,520
Enterprise Products Partners LP	7,984	232,973
Equinix, Inc. REIT	481	396,984
Equity Lifestyle Properties, Inc. REIT	1,101	70,904
Equity Residential REIT	1,365	86,145
Essex Property Trust, Inc. REIT	455	111,389
Exelon Corp.	1,607	60,375
Extra Space Storage, Inc.	708	104,076
Description	Shares	Fair Value
Ferrovial SE	5,391	$213,359
Four Corners Property Trust, Inc.	2,580	63,133
Hilton Worldwide Holdings, Inc.	378	80,631
Host Hotels & Resorts, Inc. REIT	8,838	182,770
Invitation Homes, Inc. REIT	7,032	250,410
Iron Mountain, Inc. REIT	1,323	106,118
Kilroy Realty Corp. REIT	2,344	85,392
Mid-America Apartment Communities, Inc. REIT	1,806	237,633
National Storage Affiliates Trust REIT	1,746	68,373
NextEra Energy, Inc.	1,430	91,391
NiSource, Inc.	4,116	113,849
NNN REIT, Inc.	2,510	107,277
Norfolk Southern Corp.	140	35,682
ONEOK, Inc.	570	45,697
Pinnacle West Capital Corp.	327	24,437
PPL Corp.	830	22,850
Prologis, Inc.	3,920	510,462
Public Storage	711	206,233
Realty Income Corp.	3,388	183,291
Regency Centers Corp. REIT	2,633	159,454
Ryman Hospitality Properties, Inc. REIT	616	71,216
SBA Communications Corp. REIT	1,917	415,414
Simon Property Group, Inc. REIT	1,977	309,381
SL Green Realty Corp. REIT	4,891	269,641
STAG Industrial, Inc.	3,660	140,690
Sun Communities, Inc. REIT	574	73,805
Sunstone Hotel Investors, Inc. REIT	8,283	92,273
Targa Resources Corp.	3,369	377,294
Union Pacific Corp.	1,164	286,262
Ventas, Inc. REIT	6,182	269,164
Welltower, Inc. REIT	2,341	218,743
Xcel Energy, Inc.	3,113	167,324
		10,617,150
Total Common Stocks (Cost $15,200,724)		16,229,185

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 5.8%
Canada | 1.2%
Canadian Pacific Railway Co., 1.350%, 12/02/24	USD	300	$291,699
United States | 4.6%
Kimco Realty OP LLC, 3.300%, 02/01/25	USD	300	294,084

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Real Assets Portfolio (•) (continued)
ONEOK, Inc., 2.750%, 09/01/24	USD	300	$296,403
Southern Co., 4.475%, 08/01/24 (Ø)	USD	275	273,632
Tampa Electric Co., 3.875%, 07/12/24	USD	275	273,400
			1,137,519
Total Corporate Bonds (Cost $1,428,864)			1,429,218

Description	Shares	Fair Value
Exchange-Traded Funds | 5.0%
iShares Gold Trust (Δ)	19,850	$833,898
iShares Silver Trust (Δ)	17,084	388,662
Total Exchange-Traded Funds (Cost $1,026,296)		1,222,560
Short-Term Investments | 18.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Δ) (Cost $4,422,522)	4,422,522	4,422,522
Total Investments | 95.3% (Cost $22,078,406) (»)		$23,303,485
Cash and Other Assets in Excess of Liabilities | 4.7%		1,145,641
Net Assets | 100.0%		$24,449,126

Lazard Real Assets Portfolio (•) (continued)

Forward Currency Contracts open at March 31, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	28,736	AUD	43,956	HSB	06/26/24	$25	$—
USD	2,136	AUD	3,261	SSB	06/26/24	6	—
USD	8,937	AUD	13,673	SSB	06/26/24	6	—
USD	1,067	CAD	1,446	HSB	06/26/24	—	2
USD	6,102	CAD	8,270	JPM	06/26/24	—	11
USD	1,827	CAD	2,479	SSB	06/26/24	—	5
USD	6,822	CAD	9,244	SSB	06/26/24	—	11
USD	1,416	CHF	1,259	SSB	06/26/24	7	—
USD	14,380	CHF	12,645	SSB	06/26/24	228	—
USD	48,982	EUR	44,979	JPM	06/26/24	291	—
USD	169,479	EUR	155,648	SSB	06/26/24	984	—
USD	20,226	GBP	15,926	HSB	06/26/24	116	—
USD	14,711	GBP	11,586	JPM	06/26/24	81	—
USD	104,656	GBP	82,450	SSB	06/26/24	546	—
USD	9,029	HKD	70,460	HSB	06/26/24	5	—
USD	23,331	HKD	182,066	SSB	06/26/24	14	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$2,309	$29

Futures Contracts open at March 31, 2024 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
Natural Gas	15	$150,000	06/26/24	343,536	$351,000	$7,464	$—
Sugar 11	6	672,000	06/28/24	145,238	148,848	3,610	—
Low Sulphur Gasoil	3	300	07/11/24	236,778	239,325	2,547	—
Soybean Oil	6	360,000	07/12/24	176,418	174,528	—	1,890
Total gross unrealized appreciation/depreciation on Futures Contracts						$13,621	$1,890

Total Return Swap Agreements open at March 31, 2024 (Δ):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Depreciation
USD	GSC	$3,878,040	10/18/24	Appreciation,and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$159,680

(a) For swap agreements, the net settlement will occur on the expiration date.

Lazard Real Assets Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of March 31, 2024:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	8.89%
Brent Crude	BCOMCO	13.56
Coffee	BCOMKC	5.18
Copper	BCOMHG	11.71
Corn	BCOMCN	4.88
Cotton	BCOMCT	0.19
Crude Oil	BCOMCL	13.31
Gasoline (RBOB)	BCOMRB	2.93
Gold	BCOMGC	0.11
Heating Oil	BCOMHO	5.01
Kansas Wheat	BCOMKW	2.01
Lean Hogs	BCOMLH	0.15
Live Cattle	BCOMLC	8.07
Natural Gas	BCOMNG	0.07
Nickel	BCOMNI	1.18
Silver	BCOMSI	0.01
Soy Meal	BCOMSM	4.52
Soybeans	BCOMSY	7.61
Sugar	BCOMSB	2.77
Wheat	BCOMWH	2.74
Zinc	BCOMZS	5.10
Total		100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments

March 31, 2024 (unaudited)

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2024, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage Portfolio	0.7%
International Equity Advantage Portfolio	0.1%
U.S. High Yield Portfolio	74.6%
U.S. Short Duration Fixed Income Portfolio	8.5%
Enhanced Opportunities Portfolio	0.3%

(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Global Listed Infrastructure Portfolio for the period ended March 31, 2024 were as follows:

Issue	Value at December 31, 2023	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at March 31, 2024	Values at March 31, 2024
Global Listed Infrastructure
Atlas Arteria Ltd.	$329,900,648	$-	$-	$-	$(38,253,478)	$10,976,448	83,962,746	$291,647,170
Italgas SpA	219,221,761	17,448,830	-	-	4,637,734	-	41,420,708	241,308,325
Pennon Group PLC	138,457,838	13,029,431	-	-	(22,719,866)	2,799,301	15,739,198	128,767,403
SES SA	139,222,404	368,900	-	-	1,169,272	-	21,121,589	140,760,576
Total Securities	$826,802,651	$30,847,161	$-	$-	$(55,166,338)	$13,775,749	162,244,241	$802,483,474

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2024.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(«)	Issue in default.
(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.
(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2024 which may step up at a future date.
(Δ)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.

Security Abbreviations:

ADR	- American Depositary Receipt	NVDR	- Non-Voting Depository Receipt
CDOR	- Canadian Dollar Offered Rate	PJSC	- Public Joint Stock Company
CVA	- Certificaten Van Aandelen	PRIBOR	- Parague Interbank Offered Rate
CVR	- Contingent Value Rights	REIT	- Real Estate Investment Trusts
ETF	- Exchange-Traded Fund	SOFR	- Secured Overnight Financing Rate
GDR	- Global Depositary Receipt	WIBOR	- Warsaw Interbank Offered Rate

Currency Abbreviations:

AUD	- Australian Dollar	JPY	- Japanese Yen
CAD	- Canadian Dollar	KRW	- South Korean Won
CHF	- Swiss Franc	MXN	- Mexican New Peso
CNH	- Chinese Yuan Renminbi	NOK	- Norwegian Krone
COP	- Colombian Peso	NZD	- New Zealand Dollar
CZK	- Czech Koruna	PEN	- Peruvian Nuevo Sol
DKK	- Danish Krone	PLN	- Polish Zloty
EUR	- Euro	RON	- New Romanian Leu
GBP	- British Pound Sterling	SEK	- Swedish Krona
HKD	- Hong-Kong Dollar	SGD	- Singapore Dollar
HUF	- Hungarian Forint	THB	- Thai Baht
IDR	- Indonesian rupiah	USD	- United States Dollar
ILS	- Israeli Shekel
INR	- Indian rupee

Counterparty Abbreviations:

BNP	- BNP Paribas SA	MEL	- Bank of New York Mellon Corp.
BOA	- Bank of America	MSC	- Morgan Stanley & Co.
CAN	- Canadian Imperial Bank of Commerce	NIP	- Nomura International Plc
CIT	- Citibank N.A.	RBC	- Royal Bank of Canada
GSC	- Goldman Sachs International	SCB	- Standard Chartered Bank
HSB	- HSBC Bank USA N.A.	SSB	- State Street Bank & Trust Co.
JPM	- JPMorgan Chase Bank N.A.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:
Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	—%	1.2%	—%	—%
Air Freight & Logistics	3.3	—	0.2	—	—
Automobile Components	0.5	—	0.6	2.0	—
Automobiles	1.3	1.1	3.5	0.7	—
Banks	20.4	21.2	16.1	20.5	—
Beverages	3.1	2.2	1.8	—	—
Biotechnology	—	0.9	—	—	—
Broadline Retail	3.1	5.1	4.8	1.9	5.0
Building Products	—	—	0.3	—	—
Capital Markets	—	1.8	0.7	—	—
Chemicals	0.6	1.7	1.5	1.0	—
Commercial Services & Supplies	—	—	—	—	2.0
Communications Equipment	0.8	—	0.7	—	2.1
Construction & Engineering	—	1.8	0.6	—	2.0
Construction Materials	—	—	0.5	0.8	—
Consumer Finance	1.2	—	0.8	—	—
Consumer Staples Distribution & Retail	—	1.7	—	—	—
Containers & Packaging	—	—	0.1	—	—
Diversified Consumer Services	—	—	0.4	—	6.0
Diversified REITs	—	—	0.4	—	—
Diversified Telecommunication Services	—	0.8	1.5	4.3	—
Electric Utilities	—	0.7	0.4	—	0.6
Electrical Equipment	2.5	—	0.9	0.9	—
Electronic Equipment, Instruments & Components	4.7	—	2.4	2.3	—
Energy Equipment & Services	0.8	1.3	—	—	—
Entertainment	—	1.1	2.0	0.7	—
Financial Services	2.5	1.3	1.6	—	11.1
Food Products	—	—	1.4	2.0	5.6
Gas Utilities	—	—	0.4	0.8	3.1
Ground Transportation	1.1	—	—	—	—
Health Care Equipment & Supplies	—	0.9	0.2	—	3.5
Health Care Providers & Services	—	—	0.5	2.7	14.3
Hotels, Restaurants & Leisure	4.0	4.1	2.1	0.7	6.1
Household Durables	1.0	2.2	0.3	3.8	—
Household Products	—	0.7	0.5	1.2	5.4
Independent Power & Renewable Electricity Producers	—	—	1.0	0.7	—
Industrial Conglomerates	—	1.5	0.5	2.0	—
Insurance	1.0	1.0	3.0	4.7	—
Interactive Media & Services	4.5	4.2	4.8	1.1	—
IT Services	1.8	1.6	2.4	1.8	3.0
Machinery	4.5	2.2	1.7	2.2	3.9
Marine Transportation	—	—	0.3	—	—
Media	—	—	—	—	9.8
Metals & Mining	—	3.3	3.3	4.2	—
Multi-Utilities	—	—	—	—	6.0
Oil, Gas & Consumable Fuels	4.0	5.9	4.8	7.4	—
Paper & Forest Products	0.6	—	0.3	—	—
Passenger Airlines	—	—	0.5	—	—
Personal Care Products	—	1.3	—	2.4	—
Pharmaceuticals	2.4	0.8	3.7	0.5	—
Professional Services	—	—	0.3	—	—
Real Estate Management & Development	—	2.2	1.0	0.4	—
Semiconductors & Semiconductor Equipment	15.6	17.0	12.1	14.2	—
Software	1.8	—	0.4	—	—
Specialty Retail	2.3	—	0.3	1.2	—
Technology Hardware, Storage & Peripherals	6.7	4.0	6.9	3.4	—
Textiles, Apparel & Luxury Goods	1.2	1.3	0.3	—	—
Tobacco	—	0.8	—	0.7	—
Trading Companies & Distributors	—	—	0.1	—	—
Transportation Infrastructure	1.4	2.1	1.0	1.9	—

Water Utilities	—	—	0.6	—	7.9
Wireless Telecommunication Services	—	—	0.8	2.4	—
Subtotal	98.7	99.8	98.5	97.5	97.4
Short-Term Investments	1.3	0.7	1.1	2.1	2.5
Total Investments	100.0%	100.5%	99.6%	99.6%	99.9%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:
Industry†	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio
Common & Preferred Stocks
Aerospace & Defense	1.3%	—%	2.4%	0.9%	5.8%
Automobile Components	—	—	0.7	—	1.4
Automobiles	—	—	—	7.2	1.4
Banks	5.8	—	1.0	12.9	8.0
Beverages	5.5	—	2.7	0.6	4.3
Broadline Retail	5.2	—	—	3.2	—
Building Products	0.7	—	1.0	0.2	—
Capital Markets	6.5	—	7.0	2.8	2.7
Chemicals	—	—	2.7	1.1	3.9
Commercial Services & Supplies	—	—	—	1.3	1.0
Communications Equipment	2.1	—	—	0.4	—
Construction & Engineering	—	12.9	—	2.2	—
Construction Materials	—	—	1.0	0.1	0.7
Consumer Staples Distribution & Retail	0.8	—	—	1.2	1.6
Containers & Packaging	0.9	—	—	0.3	—
Diversified Consumer Services	—	—	—	0.1	—
Diversified REITs	—	—	—	0.1	—
Diversified Telecommunication Services	—	—	—	0.1	1.3
Electric Utilities	—	27.8	—	0.3	0.9
Electrical Equipment	3.8	—	1.0	3.3	2.2
Electronic Equipment, Instruments & Components	2.7	—	2.1	1.3	0.9
Entertainment	1.7	—	1.0	1.5	1.2
Financial Services	2.2	—	3.3	1.1	—
Food Products	—	—	—	0.3	—
Gas Utilities	—	7.2	—	0.3	—
Ground Transportation	—	8.9	1.4	0.1	—
Health Care Equipment & Supplies	—	—	—	0.4	1.5
Health Care Providers & Services	1.2	—	1.0	0.5	—
Hotels, Restaurants & Leisure	1.3	—	—	2.3	1.6
Household Durables	1.3	—	—	1.7	—
Household Products	1.6	—	—	0.2	1.4
Independent Power & Renewable Electricity Producers	—	1.2	—	0.5	—
Industrial Conglomerates	—	—	—	—	2.2
Insurance	2.7	—	6.6	4.6	2.8
Interactive Media & Services	5.0	—	4.3	1.5	1.6
IT Services	2.5	—	4.7	2.1	2.4
Leisure Products	1.2	—	—	0.4	0.7
Life Sciences Tools & Services	6.2	—	8.3	—	2.2
Machinery	3.7	—	2.5	1.3	4.0
Marine Transportation	—	—	—	0.1	—
Media	0.6	2.2	1.3	0.1	0.6
Metals & Mining	—	—	—	2.8	—
Multi-Utilities	—	13.8	—	0.1	1.6
Oil, Gas & Consumable Fuels	—	—	—	3.2	3.4
Paper & Forest Products	—	—	—	0.1	—
Passenger Airlines	—	—	1.0	1.8	2.0
Personal Care Products	2.5	—	—	0.1	2.0
Pharmaceuticals	3.8	—	6.0	10.8	4.9
Professional Services	7.7	—	4.3	2.4	7.3
Real Estate Management & Development	—	—	—	1.2	0.4
Retail REITs	—	—	—	1.1	—
Semiconductors & Semiconductor Equipment	6.6	—	18.6	8.2	5.1
Software	6.6	—	8.3	2.5	1.8
Specialty Retail	1.3	—	1.2	0.1	3.6
Technology Hardware, Storage & Peripherals	—	—	—	3.1	1.3
Textiles, Apparel & Luxury Goods	2.3	—	—	0.3	4.6
Tobacco	—	—	—	1.3	—
Trading Companies & Distributors	1.4	—	2.5	0.6	—
Transportation Infrastructure	—	7.5	—	0.3	—

Water Utilities	—	10.5	—	0.1	—
Wireless Telecommunication Services	—	—	—	0.7	—
Subtotal	98.7	92.0	97.9	99.4	96.3
Warrants	—	—	—	0.0	—
Short-Term Investments	1.2	7.2	2.4	0.2	1.4
Total Investments	99.9%	99.2%	100.3%	99.6%	97.7%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:
Industry†	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio
Common & Preferred Stocks
Aerospace & Defense	4.5%	—%	1.2%	4.3%	2.3%
Automobile Components	1.2	—	2.8	2.2	0.3
Automobiles	0.8	—	—	1.0	—
Banks	10.9	4.7	3.9	8.0	2.9
Beverages	3.2	3.8	3.9	7.7	1.3
Biotechnology	—	—	1.5	—	3.7
Broadline Retail	0.9	3.0	—	—	0.3
Building Products	0.6	2.4	4.0	1.1	0.2
Capital Markets	1.1	7.0	3.9	2.7	1.1
Chemicals	4.8	—	4.8	—	2.0
Commercial Services & Supplies	0.8	—	—	—	2.0
Communications Equipment	—	—	—	—	1.0
Construction & Engineering	—	—	—	—	0.5
Construction Materials	0.8	—	—	1.7	—
Consumer Finance	—	—	—	—	0.3
Consumer Staples Distribution & Retail	—	2.3	1.0	0.8	5.3
Containers & Packaging	—	—	—	—	0.5
Diversified Consumer Services	—	—	—	—	0.2
Diversified REITs	—	—	—	—	0.2
Diversified Telecommunication Services	0.9	—	—	—	3.7
Electric Utilities	—	—	—	1.1	2.7
Electrical Equipment	2.7	2.0	—	1.9	—
Electronic Equipment, Instruments & Components	—	9.2	3.4	2.1	0.7
Energy Equipment & Services	—	—	1.2	—	—
Entertainment	1.1	2.9	1.0	—	0.9
Financial Services	—	—	3.2	0.8	2.2
Food Products	—	—	2.0	—	3.6
Gas Utilities	1.0	—	3.2	—	3.6
Ground Transportation	—	—	—	2.0	2.3
Health Care Equipment & Supplies	2.6	4.0	2.9	2.0	0.5
Health Care Providers & Services	—	—	—	—	6.8
Health Care REITs	—	—	0.5	—	—
Health Care Technology	—	2.1	—	—	—
Hotels, Restaurants & Leisure	2.3	—	—	2.2	0.2
Household Durables	—	—	2.2	—	0.2
Household Products	0.9	0.3	—	—	5.5
Industrial Conglomerates	0.8	—	—	2.4	0.4
Industrial REITs	—	—	2.3	—	—
Insurance	5.4	6.2	2.4	6.5	6.7
Interactive Media & Services	2.5	3.6	1.2	—	1.3
IT Services	2.9	3.0	0.8	3.0	3.1
Leisure Products	—	2.2	2.7	—	0.3
Life Sciences Tools & Services	1.7	2.1	1.9	4.9	—
Machinery	3.9	2.6	5.4	2.5	1.3
Media	—	—	—	2.4	0.6
Metals & Mining	—	—	0.7	—	—
Multi-Utilities	1.5	—	—	1.5	2.1
Office REITs	—	—	—	—	0.7
Oil, Gas & Consumable Fuels	4.6	—	1.4	1.9	1.2
Passenger Airlines	2.7	—	1.2	2.4	0.3
Personal Care Products	1.9	2.3	—	—	0.9
Pharmaceuticals	5.4	—	—	7.0	8.8
Professional Services	6.4	10.1	10.7	6.2	2.8
Real Estate Management & Development	0.3	—	3.9	—	0.2
Retail REITs	—	—	—	—	0.5
Semiconductors & Semiconductor Equipment	9.2	5.5	2.7	11.7	0.8
Software	1.6	5.8	3.2	—	3.3
Specialized REITs	—	—	2.0	—	0.8
Specialty Retail	0.7	2.8	3.8	0.8	1.5
Technology Hardware, Storage & Peripherals	1.0	—	—	1.4	1.5

Textiles, Apparel & Luxury Goods	2.2	3.6	1.9	—	0.2
Tobacco	—	—	—	—	1.1
Trading Companies & Distributors	1.2	3.5	2.5	0.9	0.9
Wireless Telecommunication Services	—	—	—	—	1.0
Subtotal	97.0	97.0	97.3	97.1	99.3
Warrants	—	—	—	—	0.0
Short-Term Investments	3.1	3.0	2.1	2.8	0.5
Total Investments	100.1%	100.0%	99.4%	99.9%	99.8%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:
Industry†	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio
Common & Preferred Stocks and Closed-End Management Investment Companies
Aerospace & Defense	—%	—%	1.1%	—%	0.1%
Automobile Components	—	0.7	1.1	0.7	1.3
Automobiles	—	—	—	—	0.4
Banks	—	3.2	6.5	2.3	1.5
Beverages	—	—	—	—	0.2
Biotechnology	—	—	3.0	—	5.1
Broadline Retail	—	6.9	—	—	0.5
Building Products	—	—	2.5	2.3	2.5
Capital Markets	6.8	7.9	4.9	5.5	1.8
Chemicals	—	—	1.0	0.2	1.1
Commercial Services & Supplies	4.7	3.2	1.4	3.6	3.8
Communications Equipment	—	—	1.3	1.0	1.3
Construction & Engineering	—	—	—	—	1.5
Construction Materials	3.4	—	1.3	—	0.3
Consumer Finance	—	3.2	—	1.9	1.1
Consumer Staples Distribution & Retail	—	1.9	3.9	1.2	0.5
Containers & Packaging	—	1.9	2.7	1.6	1.0
Distributors	3.9	—	—	—	0.2
Diversified Consumer Services	—	—	—	—	2.7
Diversified REITs	—	—	—	—	0.4
Diversified Telecommunication Services	—	—	—	—	0.2
Electrical Equipment	2.7	—	2.3	2.8	2.9
Electronic Equipment, Instruments & Components	—	—	1.4	1.3	4.8
Energy Equipment & Services	—	—	3.6	—	0.6
Entertainment	3.6	—	—	—	0.2
Financial Services	12.4	4.2	1.2	3.9	1.4
Ground Transportation	—	3.4	—	2.3	0.5
Health Care Equipment & Supplies	—	2.0	4.6	3.8	3.7
Health Care Providers & Services	11.3	3.4	0.9	4.8	2.1
Health Care REITs	—	—	—	—	0.7
Health Care Technology	—	—	2.0	—	0.2
Hotels, Restaurants & Leisure	3.8	3.0	3.1	—	1.4
Household Durables	—	—	1.1	—	2.1
Household Products	—	—	—	2.6	0.2
Independent Power & Renewable Electricity Producers	—	—	—	—	0.4
Industrial Conglomerates	—	2.1	—	—	—
Industrial REITs	—	2.1	—	2.3	0.7
Insurance	—	3.6	2.8	—	2.1
Interactive Media & Services	8.1	6.3	3.4	—	1.6
Investment Companies	—	—	—	—	0.4
IT Services	4.6	2.8	2.6	3.4	1.4
Leisure Products	—	—	0.8	—	2.1
Life Sciences Tools & Services	—	6.4	4.4	9.1	2.0
Machinery	4.9	—	5.4	4.9	3.8
Marine Transportation	—	—	—	—	1.4
Media	—	—	—	—	0.9
Mortgage Real Estate Investment Trusts (REITs)	—	—	—	—	0.7
Office REITs	—	—	—	—	0.3
Oil, Gas & Consumable Fuels	—	3.4	3.6	—	0.3
Paper & Forest Products	—	—	—	—	0.3
Personal Care Products	—	1.6	—	1.1	0.8
Pharmaceuticals	—	2.7	—	3.3	0.3
Professional Services	4.9	—	1.1	—	4.8
Real Estate Management & Development	—	—	1.7	—	0.4
Residential REITs	—	—	1.3	—	0.4
Retail REITs	—	—	1.5	—	1.8
Semiconductors & Semiconductor Equipment	5.5	7.8	5.4	7.3	2.0
Software	6.2	10.5	5.4	16.7	11.6

Specialized REITs	9.6	—	1.3	—	0.4
Specialty Retail	—	—	6.1	3.2	3.4
Technology Hardware, Storage & Peripherals	—	3.1	—	3.0	1.1
Textiles, Apparel & Luxury Goods	—	—	—	0.9	2.4
Trading Companies & Distributors	—	—	0.8	—	2.7
Wireless Telecommunication Services	—	—	—	—	0.1
Subtotal	96.4	97.3	98.5	97.0	98.9
Rights	—	—	—	—	0.0
Short-Term Investments	3.7	2.8	—	3.1	0.9
Total Investments	100.1%	100.1%	98.5%	100.1%	99.8%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short
Common Stocks and Convertible Corporate Bonds
Aerospace & Defense	0.1%	—%
Air Freight & Logistics	0.4	-0.1
Automobile Components	—	-0.1
Automobiles	0.5	-0.4
Banks	2.2	—
Biotechnology	5.5	-3.5
Capital Markets	1.1	-0.5
Chemicals	1.9	-1.2
Communications Equipment	1.4	—
Consumer Finance	5.3	-3.7
Consumer Staples Distribution & Retail	1.0	-0.6
Diversified Consumer Services	0.9	—
Electrical Equipment	3.3	-1.0
Electronic Equipment, Instruments & Components	0.9	-0.5
Energy Equipment & Services	0.8	-2.5
Entertainment	2.0	-2.8
Financial Services	5.3	-0.7
Ground Transportation	0.1	—
Health Care Equipment & Supplies	13.5	-4.7
Health Care Providers & Services	—	-0.7
Health Care Technology	0.1	-0.2
Hotels, Restaurants & Leisure	6.4	-3.9
Hotel & Resort REITs	0.8	-0.2
Interactive Media & Services	4.7	-0.3
IT Services	9.7	-1.0
Leisure Products	—	-0.1
Life Sciences Tools & Services	1.7	-0.2
Machinery	10.2	-8.2
Marine Transportation	5.4	-5.4
Media	4.0	-0.2
Metals & Mining	2.1	-1.9
Mortgage Real Estate Investment Trusts (REITs)	2.7	-0.5
Oil, Gas & Consumable Fuels	4.0	-0.4
Passenger Airlines	0.3	-1.5
Pharmaceuticals	5.0	—
Professional Services	1.0	-0.4
Real Estate Management & Development	0.8	-0.3
Semiconductors & Semiconductor Equipment	3.5	-1.7
Software	21.0	-5.8
Specialty Retail	1.7	-0.6
Technology Hardware, Storage & Peripherals	0.7	-0.4
Subtotal	132.0	-56.2
Exchange-Traded Funds	—	-3.8
Purchased Options	0.1	—
U.S. Treasury Securities	36.8	-28.8
Short-Term Investments	3.7	—
Total Investments	172.6%	-88.8%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	0.7%	—%
Air Freight & Logistics	0.1	—
Automobile Components	0.1	—
Automobiles	2.1	—
Banks	5.7	—
Beverages	1.2	—
Biotechnology	1.3	—
Broadline Retail	1.1	—
Building Products	0.9	—
Capital Markets	2.5	—
Chemicals	0.5	0.3
Commercial Services & Supplies	1.2	—
Communications Equipment	0.4	—
Construction & Engineering	0.4	2.3
Construction Materials	—	—
Consumer Finance	0.2	—
Consumer Staples Distribution & Retail	2.1	—
Containers & Packaging	0.2	—
Diversified Consumer Services	—	—
Diversified REITs	0.4	0.9
Diversified Telecommunication Services	1.6	—
Electric Utilities	0.9	10.6
Electrical Equipment	0.6	—
Electronic Equipment, Instruments & Components	1.2	—
Entertainment	0.5	—
Financial Services	2.1	—
Food Products	0.5	—
Gas Utilities	0.6	1.2
Ground Transportation	0.4	3.3
Health Care Equipment & Supplies	0.6	—
Health Care Providers & Services	3.2	—
Health Care REITs	—	2.7
Hotels, Restaurants & Leisure	1.4	0.3
Hotel & Resort REITs	0.1	2.1
Household Durables	0.9	—
Household Products	1.5	—
Industrial Conglomerates	0.2	—
Industrial REITs	0.2	4.9
Insurance	2.7	—
Interactive Media & Services	2.9	—
IT Services	1.3	—
Leisure Products	0.2	—
Life Sciences Tools & Services	0.7	—
Machinery	1.5	—
Marine Transportation	0.1	1.2
Media	0.7	0.1
Metals & Mining	0.3	0.6
Multi-Utilities	0.4	3.6
Office REITs	0.1	3.2
Oil, Gas & Consumable Fuels	0.9	6.0
Paper & Forest Products	—	0.3
Passenger Airlines	0.2	—
Personal Care Products	0.5	—
Pharmaceuticals	5.0	—
Professional Services	1.4	—
Real Estate Management & Development	0.2	3.3
Residential REITs	—	6.7
Retail REITs	0.4	6.7

Semiconductors & Semiconductor Equipment	5.0	—
Software	6.0	—
Specialized REITs	0.2	10.2
Specialty Retail	1.6	—
Technology Hardware, Storage & Peripherals	1.6	—
Textiles, Apparel & Luxury Goods	0.4	—
Tobacco	0.3	—
Trading Companies & Distributors	0.7	—
Transportation Infrastructure	—	1.2
Water Utilities	—	0.5
Wireless Telecommunication Services	0.3	—
Subtotal	73.2	72.2
Exchange-Traded Funds	1.2	5.0
Foreign Government Obligations	17.6	—
Supranational Bonds	4.2	—
U.S. Treasury Securities	2.0	—
Short-Term Investments	1.2	18.1
Warrants	0.0	—
Total Investments	99.4%	95.3%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 23, 2024

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date: May 23, 2024